UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22001

TDX Independence Funds, Inc. (Exact name of Registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York 10170 (Address of principal executive offices) (Zip code)

David M. Kelley TDX Independence Funds, Inc. 420 Lexington Avenue Suite 2550 New York, New York 10170 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 867-7400

Date of fiscal year end: May 31, 2009

Date of reporting period: May 31, 2009

Explanatory Note: This amendment to the Form N-CSR of TDX Independence Funds, Inc. (the “Company”) for the fiscal year ended May 31, 2009 is being filed to supplement certain information contained in the Company’s Annual Report to shareholders that was included in the Company’s original Form N-CSR filing (the “Original Filing”) made on August 10, 2009, as provided, and to include the Company’s code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Code of Ethics was inadvertently omitted from the Original Filing and is being filed as an exhibit to this Form N-CSR/A filing.

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

TDX Independence Funds, Inc.
(the “Company”)

TDX Independence 2010 Exchange-Traded Fund
TDX Independence 2020 Exchange-Traded Fund
TDX Independence 2030 Exchange-Traded Fund
TDX Independence 2040 Exchange-Traded Fund
TDX Independence In-Target Exchange-Traded Fund
(each, a “Fund” and together, the “Funds”)

Supplement to the Company’s Annual Report for the Fiscal Year Ended May 31, 2009

PERFORMANCE SUMMARY

With respect to the Performance Summaries for each Fund, which appear on pages 4, 6, 8, 10 and 12 of the Company’s Annual Report, the Company hereby amends the performance charts to include the average annual total returns for the Funds as follows:

TDX Independence 2010 Exchange-Traded Fund (TDD)

Performance as of 5/31/09

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	-7.87%	-5.72%	-10.49%	-9.01%
Since Inception[1]	-5.36%	-4.03%	-6.93%	-4.00%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index
One Year	-7.87%	-5.72%	-10.49%	-9.01%
Since Inception[1]	-8.78%	-6.62%	-11.27%	-6.58%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting

www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.55%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence 2020 Exchange-Traded Fund (TDH)

Performance as of 5/31/09

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	-20.73%	-22.23%	-23.86%	-17.99%
Since Inception[1]	-15.56%	-16.37%	-17.37%	-11.64%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2020 Lifecycle Index	Dow Jones Target 2020 Index
One Year	-20.73%	-22.23%	-23.86%	-17.99%
Since Inception[1]	-24.56%	-25.75%	-27.23%	-18.63%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.32%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence 2030 Exchange-Traded Fund (TDN)

Performance as of 5/31/09

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	-30.08%	-32.92%	-31.76%	-25.72%
Since Inception[1]	-23.06%	-24.87%	-23.77%	-18.05%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2030 Lifecycle Index	Dow Jones Target 2030 Index
One Year	-30.08%	-32.92%	-31.76%	-25.72%
Since Inception[1]	-35.38%	-37.89%	-36.38%	-28.22%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.38%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence 2040 Exchange-Traded Fund (TDV)

Performance as of 5/31/09

Average Annual Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	-33.03%	-32.44%	-34.68%	-29.65%
Since Inception[1]	-25.30%	-24.77%	-26.90%	-21.30%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks 2040 Lifecycle Index	Dow Jones Target 2040 Index
One Year	-33.03%	-32.44%	-34.68%	-29.65%
Since Inception[1]	-38.48%	-37.76%	-40.67%	-32.90%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.36%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

TDX Independence In-Target Exchange-Traded Fund (TDX)

Performance as of 5/31/09

Average Annual Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	-1.87%	-1.92%	-5.72%	-1.99%
Since Inception[1]	0.12%	-0.33%	-2.24%	0.29%

Cumulative Total Return
	Net Asset Value	Market Price	Zacks In-Target Lifecycle Index	Dow Jones Target Today Index
One Year	-1.87%	-1.92%	-5.72%	-1.99%
Since Inception[1]	0.20%	-0.54%	-3.71%	0.48%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”). “Average Annual Total Return” represents the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Return” represents the total change in value of an investment over the period(s) indicated.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

The preceding performance chart is provided for comparative purposes and represents the period(s) noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund for the period(s) indicated. The price used to calculate market price returns is the midpoint of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each Dow Jones Target Date Index allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions or the redemption of Fund shares.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the Fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the Fund will achieve this objective.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

The information under “Frequency Distribution of Discounts & Premiums (Unaudited),” which appears on page 65 of the Company’s Annual Report, is deleted in its entirety and replaced with the following:

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value (“NAV”). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lower offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares, because shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each Fund included in this report. The information shown for each Fund is for each full calendar quarter completed after the inception date of such Fund, October 1, 2007, through the fiscal year ended May 31, 2009.

Each line in the table shows the number of trading days in which a Fund trades within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV
	Basis point Differential*	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
TDX Independence 2010 Exchange-Traded Fund October 1, 2007 — May 31, 2009	0 - < .25%	41	9.79%	21	5.01%
	.25% - < .50%	53	12.65%	4	0.95%
	.50% - < .75%	95	22.67%	9	2.15%
	.75% - < 1.00%	54	12.89%	0	0.00%
	> = 1.00%	119	28.40%	23	5.49%
	Total	362	86.40%	57	13.60%

TDX Independence 2020 Exchange-Traded Fund October 1, 2007 — May 31, 2009	0 - < .25%	32	7.64%	17	4.05%
	.25% - < .50%	45	10.74%	14	3.34%
	.50% - < .75%	95	22.67%	2	0.48%
	.75% - < 1.00%	69	16.47%	7	1.67%
	> = 1.00%	82	19.57%	56	13.37%
	Total	323	77.09%	96	22.91%

TDX Independence 2030 Exchange-Traded Fund October 1, 2007 — May 31, 2009	0 - < .25%	33	7.88%	18	4.30%
	.25% - < .50%	60	14.32%	7	1.67%
	.50% - < .75%	109	26.01%	8	1.91%
	.75% - < 1.00%	40	9.55%	10	2.39%
	> = 1.00%	92	21.95%	42	10.02%
	Total	334	79.71%	85	20.29%

TDX Independence 2040 Exchange-Traded Fund October 1, 2007 — May 31, 2009	0 - < .25%	46	10.98%	20	4.77%
	.25% - < .50%	67	15.99%	10	2.39%
	.50% - < .75%	95	22.67%	5	1.19%
	.75% - < 1.00%	33	7.88%	6	1.43%
	> = 1.00%	89	21.24%	48	11.46%
	Total	330	78.76%	89	21.24%

TDX Independence In-Target Exchange-Traded Fund October 1, 2007 — May 31, 2009	0 - < .25%	40	9.55%	30	7.15%
	.25% - < .50%	49	11.69%	17	4.06%
	.50% - < .75%	139	33.18%	17	4.06%
	.75% - < 1.00%	20	4.77%	11	2.63%
	> = 1.00%	49	11.69%	47	11.22%
	Total	297	70.88%	122	29.12%

* A basis point equals one-hundredth of one percent (0.01%).

ANNUAL REPORT

May 31, 2009

TDX Independence Funds, Inc.

TDX Independence 2010 Exchange-Traded Fund

TDX Independence 2020 Exchange-Traded Fund

TDX Independence 2030 Exchange-Traded Fund

TDX Independence 2040 Exchange-Traded Fund

TDX Independence In-Target Exchange-Traded Fund

TDX Independence Funds, Inc.

TABLE OF CONTENTS

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

     We are pleased to present this Annual Report for TDX Independence Funds, Inc., which covers the period from June 1, 2008 through May 31, 2009.

     The turmoil in the capital markets served to highlight the benefits of target-date investing. As a point of reference, the S&P 500 Index declined 32.57% for the year ended May 31, 2009. During the twelve months covered in this report, the TDX Independence 2040 ETF, which has the greatest percentage allocation to equities, suffered the greatest NAV decline, -33.03%. Conversely, the TDX Independence In-Target ETF NAV returned -1.87% and the TDX Independence 2010 ETF NAV returned -7.87%.

     As of May 31, 2009, assets under management for the five TDX Independence Exchange-Traded Funds totaled $136 million, representing a 20% decrease from the $170 million reported on May 31, 2008. The decrease in assets is due to market declines, partially offset by an increase in shares outstanding.

     Each TDX Independence ETF tracks an index (designed by Zacks Investment Research) of approximately 500 securities comprised of equities (domestic and international) and fixed income securities. As each TDX Independence ETF approaches its target date, portfolio weightings automatically shift from a higher proportion of equities to a greater proportion of fixed income securities. At target date, each index will be allocated very conservatively (i.e., almost entirely in fixed income securities). Over the five years after the target date is reached, allocations shift from conservative to more moderately-conservative allocations and thereafter remain static.

     The TDX Independence Funds (ETFs) are the only ETFs to directly hold both stocks and bonds in the same portfolio, and are well positioned to take advantage of the growing interest in target-date funds. By holding a blended portfolio consisting of debt and equity securities, each TDX Independence Fund provides convenience and clarity for investors seeking a sophisticated product in one simple trade.

     In the months ahead, we hope to further increase awareness among investors and to have our TDX Independence ETFs recognized as useful tools that can help investors plan for and reach important life events. We take great pride in these products and we thank you for your continued support.

Very truly yours,

Jeffrey L. Feldman Chairman	David M. Kelley President & Chief Executive Officer

This Page is Intentionally Left Blank

TDX Independence Funds, Inc.

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE

     In the year since the last annual report of the TDX Independence Exchange-Traded Funds, the continued deterioration in the global economy, rising unemployment and fears over future inflation all contributed to a very challenging investment environment. During the period from June 1, 2008 through May 31, 2009, the Federal Reserve Board (the “Fed”) cut its key federal funds rate, lowering the rate to effectively zero. Furthermore, the year saw unprecedented stimulus spending by the United States and foreign governments in an effort to stem the economic crisis. While the continued easing of interest rates by the Fed and hefty stimulus spending have so far served only to slow the economy’s decline, equity markets rallied from March lows in a sign that the worst may be past. Over the one year period beginning June 1, 2008 and ended May 31, 2009, the Standard & Poor’s 500 Index declined 32.57%, the Russell 3000 Index declined 34.53% and the NASDAQ Composite Index fell 29.66%. International markets were hit harder as the Morgan Stanley Capital International Europe, Australasia and the Far East Index declined 38.60% over the same period. Due to the continued weakness in equity markets, investors continued to seek shelter in fixed income securities. The Barclays Capital US Aggregate Bond Index returned 1.04% for the year.

     The TDX Independence Exchange-Traded Funds had a wide range of returns during the year (For specific performance results, please refer to the Fund Performance Section on the following pages of this report). The wide range in the performance of the five TDX Independence Exchange-Traded Funds was due to the varying allocations in the Funds to domestic equities, international equities and fixed income securities. The In-Target fund, which was allocated heavily towards short-term US Treasuries, experienced a modest decline of 1.87% during the one year period ended May 31, 2009. The 2040 fund, which has the heaviest exposure to equities, both domestic and international, fell 33.03% during the same period.

The S&P is a broad-based index designed to measure the performance of the domestic stock market as represented by 500 large capitalization stocks.

The Russell 3000 is a broad-based index representing approximately 98% of the investable US equity market.

The NASDAQ Composite is a broad-based index of NASDAQ-listed securities commonly used as a barometer of technology stock performance.

The MSCI EAFE is a broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The Barclays Capital US Aggregate Bond Index is a broad-based index designed to represent the US investment-grade bond universe.

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2010 Exchange-Traded Fund (TDD)

The TDX Independence 2010 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2010 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2010 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2009, the Fund’s net asset value declined 7.87%, compared to a decline of 10.49% for the Zacks 2010 Lifecycle Index and 9.01% for the Dow Jones Target 2010 Index. The Fund’s outperformance of the Zacks 2010 Lifecycle Index was the result of the difference in the securities the Fund actually holds as compared to those required by the Zacks 2010 Lifecycle Index. While the equity portfolio declined significantly due mainly to exposure to the Financial, Information Technology, and Health Care sectors, which declined 42%, 35% and 32%, respectively, during the period, its impact on Fund performance was mitigated by the Fund’s heavier weighting towards fixed income securities, both US Treasuries and US corporate bonds.

Performance as of 5/31/09

Cumulative Total Return

	Net Asset Value	Market Price	Zacks 2010 Lifecycle Index	Dow Jones Target 2010 Index

One Year	-7.87%	-5.72%	-10.49%	-9.01%

Since Inception[1]	-8.78%	-6.62%	-11.27%	-6.58%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through May 31, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Growth of a $10,000 Investment in TDD2 as of 5/31/09

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2010 Exchange-Traded Fund (TDD) (Continued)

Top Ten Holdings3 as of 5/31/09

Top Ten Equity Holdings

Description	Shares	Market Value	% of Net Assets

Exxon Mobil Corp.	2,038	$141,334	0.8%

Microsoft Corp.	3,595	75,101	0.4%

Wal-Mart Stores, Inc.	1,426	70,928	0.4%

Procter & Gamble (The) Co.	1,111	57,705	0.3%

Chevron Corp.	859	57,270	0.3%

AT&T, Inc.	2,269	56,249	0.3%

Johnson & Johnson	970	53,505	0.3%

Google, Inc., Class A	126	52,572	0.3%

International Business Machines Corp.	458	48,677	0.3%

General Electric Co.	3,448	46,478	0.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Market Value	% of Net Assets

U.S. Treasury Note, 6.00%, 8/15/09	$1,653,000	$1,673,146	9.5%

U.S. Treasury Note, 4.75%, 5/15/14	1,421,400	1,582,640	8.9%

U.S. Treasury Note, 3.50%, 2/15/10	1,433,700	1,465,399	8.3%

Fed. Natl. Mort. Assoc., 7.25%, 1/15/10	1,036,000	1,078,974	6.1%

Fed. Natl. Mort. Assoc., 5.00%, 4/15/15	707,000	782,504	4.4%

Fed. Home Loan Mort. Corp., 4.50%, 1/15/13	723,000	781,550	4.4%

Fed. Home Loan Mort. Corp., 3.25%, 2/25/11	717,000	743,612	4.2%

Fed. Natl. Mort. Assoc., 5.00%, 5/11/17	637,000	689,403	3.9%

Citigroup, Inc., 6.00%, 2/21/12	245,000	244,215	1.4%

U.S. Treasury Note, 7.50%, 11/15/16	180,000	231,188	1.3%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2020 Exchange-Traded Fund (TDH)

The TDX Independence 2020 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2020 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2009, the Fund’s net asset value declined 20.73%, compared to a decline of 23.86% for the Zacks 2020 Lifecycle Index and 17.99% for the Dow Jones Target 2020 Index. The Fund’s outperformance of the Zacks 2020 Lifecycle Index was the result of the difference in the securities the Fund actually holds as compared to those required by the Zacks 2020 Lifecycle Index. While the equity portfolio declined significantly due mainly to exposure to the Financial, Information Technology, and Health Care sectors, which declined 42%, 35% and 32%, respectively, during the period, its impact on Fund performance was slightly mitigated by the Fund’s investment in fixed income securities, namely US Treasuries and US corporate bonds.

Performance as of 5/31/09

Cumulative Total Return

			Zacks 2020	Dow Jones
	Net Asset Value	Market Price	Lifecycle	Target 2020
			Index	Index

One Year	-20.73%	-22.23%	-23.86%	-17.99%

Since Inception[1]	-24.56%	-25.75%	-27.23%	-18.63%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through May 31, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Growth of a $10,000 Investment in TDH2 as of 5/31/09

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2020 Exchange-Traded Fund (TDH)(Continued)

Top Ten Holdings3 as of 5/31/09

Top Ten Equity Holdings

Description	Shares	Market Value	% of Net Assets

Exxon Mobil Corp.	12,078	$837,609	2.3%

Microsoft Corp.	21,036	439,443	1.2%

Wal-Mart Stores, Inc.	8,298	412,744	1.1%

Procter & Gamble (The) Co.	6,497	337,455	0.9%

AT&T, Inc.	13,324	330,303	0.9%

Chevron Corp.	4,940	329,350	0.9%

Johnson & Johnson	5,750	317,170	0.9%

Google, Inc., Class A	732	305,412	0.8%

International Business Machines Corp.	2,689	285,787	0.8%

General Electric Co.	20,519	276,595	0.7%

Top Ten Fixed Income Holdings

Description	Principal Amount	Market Value	% of Net Assets

U.S. Treasury Note, 5.0%, 5/15/37	$1,201,400	$1,327,359	3.6%

Fed. Home Loan Mort. Corp., 6.25%, 7/15/32	764,000	900,253	2.4%

U.S. Treasury Note, 8.13%,8/15/19	557,200	764,409	2.1%

U.S. Treasury Note, 6.25%,5/15/30	439,400	554,399	1.5%

U.S. Treasury Note, 7.63%, 2/15/25	372,300	517,904	1.4%

Goldman Sachs Group, LP, 5.00%, 10/01/14	455,000	446,447	1.2%

European Investment Bank, 4.63%, 5/15/14	392,000	419,176	1.1%

Wachovia Corp., 5.25%, 8/1/14	405,000	391,280	1.1%

Bank of America Corp., 4.88%, 1/15/13	376,000	364,014	1.0%

General Electric Co., 5.25%, 12/06/17	334,000	331,385	0.9%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2030 Exchange-Traded Fund (TDN)

The TDX Independence 2030 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2030 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2030 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2009, the Fund’s net asset value declined 30.08%, compared to a decline of 31.76% for the Zacks 2030 Lifecycle Index and 25.72% for the Dow Jones Target 2030 Index. The Fund’s outperformance of the Zacks 2030 Lifecycle Index was the result of the difference in the securities the Fund actually holds as compared to those required by the Zacks 2030 Lifecycle Index. The Fund’s significant decline during the period was due to its heavy weighting in equities, both domestic and international. The Fund’s performance was most impacted by its exposure to the Financial, Information Technology, and Health Care sectors, which declined 42%, 35% and 32%, respectively, during the period.

Performance as of 5/31/09

Cumulative Total Return

			Zacks 2030	Dow Jones
	Net Asset Value	Market Price	Lifecycle	Target 2030
			Index	Index

One Year	-30.08%	-32.92%	-31.76%	-25.72%

Since Inception[1]	-35.38%	-37.89%	-36.38%	-28.22%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through May 31, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Growth of a $10,000 Investment in TDN2 as of 5/31/09

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2030 Exchange-Traded Fund (TDN)(Continued)

Top Ten Holdings3 as of 5/31/09

Top Ten Equity Holdings

Description	Shares	Market Value	% of Net Assets

Exxon Mobil Corp.	14,105	$978,181	3.4%

Microsoft Corp.	23,628	493,588	1.7%

Wal-Mart Stores, Inc.	9,873	491,083	1.7%

Chevron Corp.	5,790	386,018	1.3%

AT&T, Inc.	15,397	381,692	1.3%

Procter & Gamble (The) Co.	7,186	373,241	1.3%

Google, Inc., Class A	882	367,997	1.3%

Johnson & Johnson	6,471	356,939	1.2%

International Business Machines Corp.	3,151	334,888	1.2%

General Electric Co.	23,126	311,737	1.1%

Top Ten Fixed Income Holdings

Description	Principal Amount	Market Value	% of Net Assets

U.S. Treasury Note, 4.50%, 5/15/10	$512,300	$531,892	1.8%

U.S. Treasury Note, 4.75%, 5/15/14	333,400	371,200	1.3%

Procter & Gamble (The) Co., 5.55%, 3/05/37	318,000	313,758	1.1%

Eli Lilly & Co., 5.55%, 3/15/37	331,000	308,710	1.1%

HSBC Holdings PLC, 6.50%, 9/15/37	300,000	272,896	0.9%

U.S. Treasury Note, 4.38%, 2/15/38	191,200	192,126	0.7%

Goldman Sachs Group (The), Inc., 6.75%, 10/01/37	226,000	189,997	0.7%

U.S. Treasury Note, 8.13%, 8/15/19	138,100	189,456	0.7%

AstraZeneca PLC, 6.45%, 9/15/37	147,000	165,823	0.6%

Fed. Home Loan Mort. Corp., 6.25%, 7/15/32	104,000	122,547	0.4%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence 2040 Exchange-Traded Fund (TDV)

The TDX Independence 2040 Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks 2040 Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks 2040 Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2009, the Fund’s net asset value declined 33.03%, compared to a decline of 34.68% for the Zacks 2040 Lifecycle Index and 29.65% for the Dow Jones Target 2040 Index. The Fund’s outperformance of the Zacks 2040 Lifecycle Index was the result of the difference in the securities the Fund actually holds as compared to those required by the Zacks 2040 Lifecycle Index. The Fund’s significant decline during the period was due to its heavy weighting in equities, both domestic and international. The Fund’s performance was most impacted by its exposure to the Financial, Information Technology, and Health Care sectors, which declined 42%, 35% and 32%, respectively, during the period.

Performance as of 5/31/09

Cumulative Total Return

			Zacks 2040	Dow Jones
	Net Asset Value	Market Price	Lifecycle	Target 2040
			Index	Index

One Year	-33.03%	-32.44%	-34.68%	-29.65%

Since Inception[1]	-38.48%	-37.76%	-40.67%	-32.90%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through May 31, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Growth of a $10,000 Investment in TDV2 as of 5/31/09

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence 2040 Exchange-Traded Fund (TDV)(Continued)

Top Ten Holdings3 as of 5/31/09

Top Ten Equity Holdings

Description	Shares	Market Value	% of Net Assets

Exxon Mobil Corp.	15,409	$1,068,613	3.9%

Microsoft Corp.	25,967	542,451	2.0%

Wal-Mart Stores, Inc.	10,378	516,201	1.9%

Chevron Corp.	6,442	429,488	1.6%

AT&T, Inc.	17,128	424,602	1.5%

Procter & Gamble (The) Co.	7,993	415,155	1.5%

Johnson & Johnson	7,200	397,153	1.4%

Google, Inc., Class A	906	378,010	1.4%

International Business Machines Corp.	3,506	372,618	1.3%

General Electric Co.	25,727	346,799	1.3%

Top Ten Fixed Income Holdings

Description	Principal Amount	Market Value	% of Net Assets

U.S. Treasury Note, 4.375%, 2/15/38	$91,400	$91,844	0.3%

Wal-Mart Stores, Inc., 6.50%, 8/15/37	54,000	58,146	0.2%

Goldman Sachs Group (The), Inc., 6.75%, 10/01/37	69,000	58,008	0.2%

U.S. Treasury Note, 4.50%, 5/15/10	54,400	56,480	0.2%

Bristol-Myers Squibb Co., 5.875% 11/15/36	52,000	52,424	0.2%

American Express Co., 6.80%, 9/01/66	72,000	48,914	0.2%

Procter & Gamble (The) Co., 5.55%, 3/05/37	46,000	45,387	0.2%

HSBC Holdings PLC, 6.50%, 9/15/37	48,000	43,663	0.2%

Burlington Northern Santa Fe Corp., 6.15%, 5/01/37	45,000	42,952	0.2%

Eli Lilly & Co., 5.55%, 3/15/37	46,000	42,902	0.2%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY

TDX Independence In-Target Exchange-Traded Fund (TDX)

The TDX Independence In-Target Exchange-Traded Fund (the “Fund”) commenced investment operations and its shares began trading on NYSE Arca, Inc. (“NYSE Arca”) on October 1, 2007. The Fund seeks to track the performance, before fees and expenses, of the Zacks In-Target Lifecycle Index. Both the Fund’s equity and bond portfolios held fewer securities than the Zacks In-Target Lifecycle Index, a constraint imposed by the relatively small size of the Fund.

For the fiscal year ended May 31, 2009, the Fund’s net asset value declined 1.87%, compared to a decline of 5.72% for the Zacks In-Target Lifecycle Index and 1.99% for the Dow Jones Target Today Index. The Fund’s outperformance of the Zacks In-Target Lifecycle Index was the result of the difference in the securities the Fund actually holds as compared to those required by the Zacks In-Target Lifecycle Index. The Fund, which is heavily weighted towards fixed income securities, and in particular, US Treasury securities, experienced a modest decline during the period as its exposure to equity securities was minimal.

Performance as of 5/31/09

Cumulative Total Return

			Zacks In-Target	Dow Jones
	Net Asset Value	Market Price	Lifecycle	Target Today
			Index	Index

One Year	-1.87%	-1.92%	-5.72%	-1.99%

Since Inception[1]	0.20%	-0.54%	-3.71%	0.48%

1 Total returns are calculated based on the commencement of trading, 10/1/07 (“Inception”).

The preceding performance chart is provided for comparative purposes and represents the period noted. The Fund’s net asset value per share (“NAV”) is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund from Inception through May 31, 2009. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The Dow Jones Target Date Indexes are indexes whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. and global stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.tdxindependencefunds.com. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated September 29, 2008 is estimated at 1.61%. Amerivest Investment Management, LLC, a sub-advisor to the Fund, has agreed to cap its fees and/or pay certain Fund operating expenses in order to limit Fund net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets until at least 9/30/09.

“Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

Growth of a $10,000 Investment in TDX2 as of 5/31/09

2 Based on Net Asset Value from commencement of trading, 10/1/07.

Asset Class Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

PERFORMANCE SUMMARY (CONTINUED)

TDX Independence In-Target Exchange-Traded Fund (TDX)(Continued)

Top Ten Holdings3 as of 5/31/09

Top Ten Equity Holdings

Description	Shares	Market Value	% of Net Assets

Exxon Mobil Corp.	1,459	$101,182	0.4%

Microsoft Corp.	2,658	55,525	0.2%

Wal-Mart Stores, Inc.	992	49,342	0.2%

Chevron Corp.	629	41,935	0.2%

Procter & Gamble (The) Co.	792	41,136	0.2%

AT&T, Inc.	1,655	41,028	0.2%

Johnson & Johnson	708	39,052	0.2%

Google, Inc., Class A	92	38,384	0.2%

General Electric Co.	2,605	35,115	0.1%

International Business Machines Corp.	325	34,540	0.1%

Top Ten Fixed Income Holdings

Description	Principal Amount	Market Value	% of Net Assets

U.S. Treasury Note, 4.00%, 9/30/09	$2,900,000	$2,936,819	12.0%

U.S. Treasury Note, 5.125%, 6/30/11	2,050,000	2,226,974	9.1%

U.S. Treasury Note, 3.875%, 7/15/10	1,716,400	1,781,101	7.3%

U.S. Treasury Note, 3.50%, 2/15/10	1,452,400	1,484,513	6.1%

U.S. Treasury Note, 4.50%, 5/15/10	1,361,400	1,413,464	5.8%

U.S. Treasury Note, 4.00%, 6/15/09	1,400,000	1,402,407	5.7%

U.S. Treasury Note, 5.00%, 2/15/11	1,200,000	1,286,532	5.3%

U.S. Treasury Note, 4.875%, 4/30/11	1,079,800	1,161,714	4.8%

U.S. Treasury Note, 4.875%, 8/15/09	1,077,700	1,088,393	4.5%

Fed. Natl. Mort. Assoc., 7.25%, 1/15/10	899,000	936,291	3.8%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular security. For a complete list of holdings go to www.tdxindependencefunds.com.

Sector Breakdown* as of 5/31/09

*Weightings are expressed as a percentage of total investments and may change over time. The sector classifications used above are based on company classifications under Global Industry Classification Standards (GICS).

TDX Independence Funds, Inc.

FEES AND EXPENSES

     As a shareholder of one or more of the various TDX Independence ETFs (each a “Fund”, and collectively, the “Funds” or “TDX Independence Exchange-Traded Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held through the six month period ended May 31, 2009.

ACTUAL EXPENSES

     The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) December 1, 2008 to May 31, 2009

TDX Independence 2010
Exchange-Traded Fund
Actual	$1,000.00	$1,046.42	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

TDX Independence 2020
Exchange-Traded Fund
Actual	$1,000.00	$1,061.26	0.65%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

TDX Independence 2030
Exchange-Traded Fund
Actual	$1,000.00	$1,051.08	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

TDX Independence 2040
Exchange-Traded Fund
Actual	$1,000.00	$1,054.41	0.65%	$3.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

TDX Independence In-Target
Exchange-Traded Fund
Actual	$1,000.00	$1,023.05	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28

(1) Amerivest Investment Management, LLC (“Amerivest”), a sub-advisor to the Funds, has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Net Annual Operating Expenses for shares of each Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2009. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap. Ratios would have been higher if fees were not reduced by Amerivest.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 1, 2008 to May 31, 2009. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 182 days and then dividing the result by 365.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND
May 31, 2009

	Number of Shares	Value
COMMON STOCKS — 19.6%
CONSUMER DISCRETIONARY — 1.9%
Aeropostale, Inc.*	143	$4,951
American Axle & Manufacturing Holdings, Inc.	770	1,571
Blyth, Inc.	330	10,959
Buffalo Wild Wings, Inc.*	164	5,822
CBS Corp., Class B	1,389	10,251
Champion Enterprises, Inc.*	1,799	792
Comcast Corp., Class A	1,039	14,307
Compagnie Financiere Richemont SA, (Class A) (Switzerland)	116	2,521
Crown Media Holdings, Inc., Class A*	1,221	2,894
Daimler AG (Germany)	214	7,830
DeVry, Inc.	160	6,971
DIRECTV Group (The), Inc.*	402	9,045
Fossil, Inc.*	135	3,021
Fred’s, Inc., Class A	373	4,786
Hennes & Mauritz AB, Class B (Sweden)	119	5,659
Home Depot (The), Inc.	650	15,054
HONDA MOTOR Co. Ltd. (Japan)	320	9,219
Hovnanian Enterprises, Inc., Class A*	777	2,082
J. Crew Group, Inc.*	173	4,474
Johnson Controls, Inc.	188	3,747
Las Vegas Sands Corp.*	207	2,051
LKQ Corp.*	329	5,030
LVMH Moet Hennessy Louis Vuitton SA (France)	53	4,391
Marvel Entertainment, Inc.*	177	5,873
McDonald’s Corp.	414	24,422
National Presto Industries, Inc.	77	6,274
Netflix, Inc.*	125	4,928
Omnicom Group, Inc.	617	18,819
Panasonic Corp. (Japan)	203	2,909
Priceline.com, Inc.*	88	9,690
Sony Corp. (Japan)	241	6,299
Strayer Education, Inc.	32	5,897
Superior Industries International, Inc.	348	4,204
Target Corp.	299	11,751
Time Warner, Inc.	1,317	30,843
Toyota Motor Corp. (Japan)	642	25,624
Tupperware Brands Corp.	142	3,453
Vail Resorts, Inc.*	97	2,667
Vivendi (France)	215	5,651
Volkswagen AG (Germany)	25	7,555
Walt Disney (The) Co.	748	18,117

		332,404

CONSUMER STAPLES — 2.2%
Archer-Daniels-Midland Co.	244	6,715
British American Tobacco PLC (United Kingdom)	298	8,112
Carrefour SA (France)	140	6,259
Central European Distribution Corp.*	95	2,391
Coca-Cola (The) Co.	900	44,244
CVS Caremark Corp.	573	17,075
Diageo PLC (United Kingdom)	483	6,566
Flowers Foods, Inc.	192	4,065

	Number of Shares	Value
CONSUMER STAPLES (Continued)
Fresh Del Monte Produce, Inc. (Cayman Islands)*	129	$2,288
Groupe DANONE (France)	94	4,674
H.J. Heinz Co.	550	20,119
Kraft Foods, Inc., Class A	546	14,256
Nash Finch Co.	132	3,869
Nestle SA (Switzerland)	793	28,777
Philip Morris International, Inc.	762	32,492
Procter & Gamble (The) Co.	1,111	57,705
Reynolds American, Inc.	501	20,025
Ruddick Corp.	142	3,573
Safeway, Inc.	925	18,741
Tesco PLC (United Kingdom)	1,495	8,797
Unilever NV (Netherlands)	370	8,853
Unilever PLC (United Kingdom)	248	5,799
Wal-Mart Stores, Inc.	1,426	70,928

		396,323

ENERGY — 2.8%
Alpha Natural Resources, Inc.*	159	4,380
BG Group PLC (United Kingdom)	674	12,260
BP PLC (United Kingdom)	3,962	32,647
Bristow Group, Inc.*	51	1,613
Chevron Corp.	859	57,270
ConocoPhillips	630	28,879
Crosstex Energy, Inc.	146	511
Dawson Geophysical Co.*	119	3,196
Delta Petroleum Corp.*	303	606
Encore Acquisition Co.*	115	4,081
ENI S.p.A (Italy)	546	13,185
Exterran Holdings, Inc.*	144	2,867
Exxon Mobil Corp.	2,038	141,334
Hercules Offshore, Inc.*	262	1,216
Mariner Energy, Inc.*	247	3,572
Occidental Petroleum Corp.	335	22,482
Petrohawk Energy Corp.*	478	12,046
Pride International, Inc.*	326	7,896
Repsol YPF SA (Spain)	217	4,862
Royal Dutch Shell PLC, Class A (United Kingdom)	778	20,826
Royal Dutch Shell PLC, Class B (United Kingdom)	556	15,018
Schlumberger Ltd. (Netherlands Antilles)	447	25,582
Ship Finance International Ltd. (Bermuda)	210	2,600
Smith International, Inc.	327	9,545
Southwestern Energy Co.*	699	30,386
StatoilHydro ASA (Norway)	269	5,653
Total SA (France)	449	25,898
Union Drilling, Inc.*	324	3,172
Whiting Petroleum Corp.*	114	5,342
Woodside Petroleum Ltd. (Australia)	113	3,921

		502,846

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
FINANCIALS — 3.2%
Aflac, Inc.	156	$5,538
Alexander’s, Inc. REIT	11	2,970
Alexandria Real Estate Equities, Inc. REIT	66	2,369
Allianz SE (Germany)	80	7,859
American Equity Investment LifeHolding Co.	564	3,277
American Express Co.	397	9,865
American International Group, Inc.	1,245	2,104
Apollo Investment Corp.	267	1,471
Aspen Insurance Holdings Ltd. (Bermuda)	186	4,295
Assicurazioni Generali S.p.A (Italy)	202	4,475
Assured Guaranty Ltd. (Bermuda)	246	3,225
AXA (France)	347	6,439
Banco Bilbao Vizcaya Argentaria SA (Spain)	824	10,007
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	354	4,485
Banco Santander SA (Spain)	1,548	16,411
Bank of America Corp.	1,532	17,267
Bank of New York Mellon (The) Corp.	459	12,751
Barclays PLC (United Kingdom)	1,504	7,215
BioMed Realty Trust, Inc. REIT	204	2,005
BNP Paribas (France)	154	10,626
Capital One Financial Corp.	585	14,297
Capital Southwest Corp.	37	2,649
Charles Schwab (The) Corp.	393	6,917
Citigroup, Inc.	1,649	6,134
Commonwealth Bank of Australia (Australia)	204	5,738
Corporate Office Properties Trust REIT	99	2,938
Credit Suisse Group (Switzerland)	225	10,038
Deutsche Bank AG (Germany)	102	6,829
Digital Realty Trust, Inc. REIT	134	4,793
eHealth, Inc.*	273	4,368
Equity One, Inc. REIT	243	3,509
Fifth Third Bancorp	723	4,989
First Cash Financial Services, Inc.*	240	3,626
Fortis (Belgium)*	654	2,499
Franklin Resources, Inc.	94	6,284
GAMCO Investors, Inc., (Class A)	66	3,468
Goldman Sachs Group (The), Inc.	144	20,819
Greenhill & Co., Inc.	54	3,969
Highwoods Properties, Inc. REIT	125	2,828
HSBC Holdings PLC (United Kingdom)	2,295	20,596
ING Groep NV (Netherlands)	497	5,221
Intesa Sanpaolo S.p.A (Italy)	1,594	5,658
JPMorgan Chase & Co.	1,146	42,288
Knight Capital Group, Inc., Class A*	278	4,784
LaBranche & Co., Inc.*	703	3,030
Lloyds TSB Group PLC (United Kingdom)	1,686	1,849
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,744	10,926
Mizuho Financial Group, Inc. (Japan)	2,000	4,777
National Australia Bank Ltd. (Australia)	301	5,305
National Bank of Greece SA ADR (Greece)*	775	4,425
National Retail Properties, Inc. REIT	166	2,840
Nationwide Health Properties, Inc. REIT	178	4,729
Northern Trust Corp.	354	20,409
Odyssey Re Holdings Corp.	126	5,066

	Number of Shares	Value
FINANCIALS (Continued)
Platinum Underwriters Holdings Ltd. (Bermuda)	118	$3,402
Potlatch Corp. REIT	115	3,011
ProAssurance Corp.*	78	3,526
ProLogis REIT	486	4,126
Public Storage REIT	300	19,984
Realty Income Corp. REIT	220	4,723
Royal Bank of Scotland Group PLC (United Kingdom)	2,437	1,501
Senior Housing Properties Trust REIT	232	3,886
Simon Property Group, Inc. REIT	105	5,614
Sumitomo Mitsui Financial Group, Inc. (Japan)	82	3,153
SVB Financial Group*	97	2,614
T. Rowe Price Group, Inc.	485	19,677
Texas Capital Bancshares, Inc.*	296	4,544
U.S. Bancorp	685	13,152
UBS AG (Switzerland)*	448	6,692
UMB Financial Corp.	102	4,093
UniCredito Italiano S.p.A (Italy)*	2,387	6,247
United Community Banks, Inc.	416	3,224
Vornado Realty Trust REIT	284	13,251
Waddell & Reed Financial, Inc., Class A	180	4,392
Wells Fargo & Co.	1,036	26,419
Westamerica Bancorp.	70	3,630
Westpac Banking Corp. (Australia)	333	5,030
Zurich Financial Services AG (Switzerland)	27	5,023

		564,163

HEALTH CARE — 2.1%
Abbott Laboratories	518	23,341
Alexion Pharmaceuticals, Inc.*	142	5,183
Alliance Imaging, Inc.*	604	4,168
Amgen, Inc.*	347	17,329
AstraZeneca PLC (United Kingdom)	244	10,112
Bayer AG (Germany)	131	7,454
BioMarin Pharmaceuticals, Inc.*	218	3,048
Bio-Rad Laboratories, Inc., Class A*	59	4,392
Bruker Corp.*	436	2,847
CorVel Corp.*	189	4,052
Cross Country Healthcare, Inc.*	409	3,174
GlaxoSmithKline PLC (United Kingdom)	923	15,509
Halozyme Therapeutics, Inc.*	540	3,775
Hologic, Inc.*	526	6,664
Humana, Inc.*	333	10,433
Illumina, Inc.*	138	5,066
Insulet Corp.*	337	2,437
Inverness Medical Innovations, Inc.*	200	6,506
Johnson & Johnson	970	53,505
Magellan Health Services, Inc.*	121	3,613
Masimo Corp.*	128	3,064
McKesson Corp.	530	21,810
Merck & Co., Inc.	742	20,464
Myriad Genetics, Inc.*	150	5,424
Novartis AG (Switzerland)	361	14,387
Onyx Pharmaceuticals, Inc.*	85	2,011
OSI Pharmaceuticals, Inc.*	94	3,177
Perrigo Co.	173	4,647

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
HEALTH CARE (Continued)
Pfizer, Inc.	2,356	$35,788
Psychiatric Solutions, Inc.*	138	2,546
Roche Holding AG (Switzerland)	116	15,837
Sanofi-Aventis SA (France)	260	16,542
Takeda Pharmaceutical Co. Ltd. (Japan)	180	7,109
Thermo Fisher Scientific, Inc.*	145	5,642
United Therapeutics Corp.*	48	3,847
UnitedHealth Group, Inc.	504	13,406
Zimmer Holdings, Inc.*	89	3,965

		372,274

INDUSTRIALS — 1.8%
3M Co.	257	14,674
ABB Ltd. (Switzerland)	436	7,146
Acuity Brands, Inc.	104	2,827
Aecom Technology Corp.*	222	7,084
Alstom SA (France)	45	2,838
Altra Holdings, Inc.*	364	2,402
American Science & Engineering, Inc.	93	5,815
BAE Systems PLC (United Kingdom)	529	2,915
Baldor Electric Co.	127	2,945
Beacon Roofing Supply, Inc.*	446	6,467
Belden, Inc.	128	2,345
Boeing (The) Co.	278	12,468
Brady Corp., Class A	141	3,494
Bucyrus International, Inc.	191	5,478
Burlington Northern Santa Fe Corp.	137	9,924
Caterpillar, Inc.	249	8,830
CLARCOR, Inc.	97	2,780
Cummins, Inc.	351	11,383
Danaher Corp.	122	7,363
Deutsche Post AG (Germany)	210	2,898
East Japan Railway Co. (Japan)	44	2,618
EMCOR Group, Inc.*	144	3,236
Emerson Electric Co.	295	9,467
Foster Wheeler AG (Switzerland)*	301	7,983
FTI Consulting, Inc.*	118	5,926
Fuel Tech, Inc.*	236	2,303
General Dynamics Corp.	144	8,194
General Electric Co.	3,448	46,478
H&E Equipment Services, Inc.*	494	3,260
IHS, Inc., Class A*	141	6,768
Illinois Tool Works, Inc.	195	6,297
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	491	9,933
Insituform Technologies, Inc., Class A*	295	4,304
Komatsu Ltd. (Japan)	239	3,468
Koninklijke (Royal) Philips Electronics NV (Netherlands)	222	4,165
Manpower, Inc.	178	7,567
Mitsubishi Corp. (Japan)	320	6,031
Moog, Inc., Class A*	90	2,151
Schneider Electric SA (France)	57	4,229
Seaboard Corp.	3	3,222
Siemens AG (Germany)	149	10,849
Union Pacific Corp.	188	9,263
United Parcel Service, Inc., Class B	361	18,461
Vestas Wind Systems A/S (Denmark)*	40	2,871

	Number of Shares	Value
INDUSTRIALS (Continued)
Vinci SA (France)	87	$4,172
Wabtec Corp.	115	4,103
Woodward Governor Co.	123	2,525

		321,920

INFORMATION TECHNOLOGY — 3.2%
Amkor Technology, Inc.*	534	2,424
Anixter International, Inc.*	72	2,953
ANSYS, Inc.*	158	4,718
Apple, Inc.*	329	44,681
Aruba Networks, Inc.*	1,067	6,946
CACI International, Inc., Class A*	74	2,839
CANON, Inc. (Japan)	241	7,953
Cisco Systems, Inc.*	2,429	44,937
eBay, Inc.*	549	9,673
EMC Corp.*	947	11,127
Equinix, Inc.*	69	5,134
FLIR Systems, Inc.*	252	5,660
Google, Inc., Class A*	126	52,572
Hewlett-Packard Co.	935	32,117
Intel Corp.	2,071	32,556
International Business Machines Corp.	458	48,677
Itron, Inc.*	71	4,142
Ixia*	709	4,325
Jack Henry & Associates, Inc.	212	3,894
Lawson Software, Inc.*	452	2,378
Macrovision Solutions Corp.*	221	4,988
MasterCard, Inc., Class A	45	7,935
MEMC Electronic Materials, Inc.*	467	9,008
MICROS Systems, Inc.*	218	5,694
Microsemi Corp.*	235	3,163
Microsoft Corp.	3,595	75,101
Motorola, Inc.	794	4,812
Nextwave Wireless, Inc.*	1,600	512
Nintendo Co. Ltd. (Japan)	4	1,081
Nokia Oyj (Finland)	727	11,175
Nuance Communications, Inc.*	425	5,270
ON Semiconductor Corp.*	690	4,727
Parametric Technology Corp.*	214	2,478
Perot Systems Corp., Class A*	262	3,579
Polycom, Inc.*	202	3,497
Quest Software, Inc.*	220	2,842
RightNow Technologies, Inc.*	311	2,734
SAIC, Inc.*	411	7,180
SAP AG (Germany)	171	7,346
Skyworks Solutions, Inc.*	363	3,459
Sohu.com, Inc.*	79	4,988
SRA International, Inc., Class A*	141	2,501
Sybase, Inc.*	159	5,172
TechTarget, Inc.*	595	2,392
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	598	5,570
THQ, Inc.*	217	1,395
TIBCO Software, Inc.*	399	2,645
Toshiba Corp. (Japan)	797	2,981
Tyco Electronics Ltd. (Bermuda)	225	3,908
Universal Display Corp.*	381	3,349

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
ValueClick, Inc.*	354	$3,912
Western Union (The) Co.	276	4,866
Xerox Corp.	1,583	10,764
Yahoo!, Inc.*	476	7,540

		558,270

MATERIALS — 1.0%
Air Liquide SA (France)	60	5,568
Anglo American PLC (United Kingdom)	276	7,909
AptarGroup, Inc.	168	5,210
ArcelorMittal (Luxembourg)	227	7,485
BASF AG (Germany)	200	8,422
BHP Billiton Ltd. (Australia)	729	20,224
BHP Billiton PLC (United Kingdom)	494	11,757
CF Industries Holdings, Inc.	124	9,627
Coeur d’Alene Mines Corp.*	188	2,777
Dow Chemical (The) Co.	357	6,312
E.I. du Pont de Nemours & Co.	328	9,338
Flotek Industries, Inc.*	335	704
Freeport-McMoRan Copper & Gold, Inc.	150	8,165
Greif, Inc., Class A	95	4,590
Mosaic (The) Co.	193	10,557
Nippon Steel Corp. (Japan)	1,610	6,139
Rio Tinto Ltd. (Australia)	60	3,100
Rio Tinto PLC (United Kingdom)	202	9,121
Rockwood Holdings, Inc.*	185	2,760
Terra Industries, Inc.	210	5,836
Texas Industries, Inc.	59	2,008
Valhi, Inc.	309	3,350
Vulcan Materials Co.	202	8,947
Walter Energy, Inc.	135	4,406
Weyerhaeuser Co.	381	12,793
Xstrata PLC (United Kingdom)	369	4,070

		181,175

TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	2,269	56,249
BT Group PLC (United Kingdom)	1,437	2,025
Consolidated Communications Holdings, Inc.	340	3,502
Deutsche Telekom AG (Germany)	489	5,613
France Telecom SA (France)	315	7,691
Koninklijke (Royal) KPN NV (Netherlands)	386	5,067
Telefonica SA (Spain)	769	16,567
tw telecom, Inc.*	304	3,605
Verizon Communications, Inc.	1,022	29,904
Vodafone Group PLC (United Kingdom)	10,016	18,736

		148,959

UTILITIES — 0.6%
E.ON AG (Germany)	413	14,573
Enel S.p.A (Italy)	987	5,840
Exelon Corp.	215	10,322
Iberdrola SA (Spain)	701	5,983
ITC Holdings Corp.	104	4,461
National Grid PLC (United Kingdom)	644	6,215
Nicor, Inc.	135	4,246
PG&E Corp.	635	23,310

	Number of Shares	Value
UTILITIES (Continued)
PPL Corp.	145	$4,708
RWE AG (Germany)	100	8,296
Suez SA (France)	150	5,427
Westar Energy, Inc.	270	4,820

		98,201

Total Common Stocks
(Cost $5,138,641)		3,476,535

RIGHTS — 0.0% (a)
FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*	654	0
Lloyds Banking Group Subscription Shares,
expiring 6/05/09 (United Kingdom)*	1,047	499

Total Rights
(Cost $0)		499

	Principal Amount	Value
CORPORATE BONDS — 22.2%
CONSUMER DISCRETIONARY — 1.6%
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	$54,000	60,199
Daimler Finance North America LLC
7.30%, 1/15/12	81,000	84,175
Home Depot (The), Inc.
5.40%, 3/01/16	141,000	138,511

		282,885

CONSUMER STAPLES — 0.6%
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	41,000	41,172
Kroger (The) Co.
5.50%, 2/01/13	21,000	21,789
Wal-Mart Stores, Inc.
4.55%, 5/01/13	47,000	49,465

		112,426

ENERGY — 1.6%
Apache Corp.
5.25%, 4/15/13	43,000	45,016
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	31,000	30,505
Hess Corp.
6.65%, 8/15/11	107,000	113,723
Kinder Morgan Energy Partners LP
6.75%, 3/15/11	47,000	49,274
Spectra Energy Capital LLC
6.25%, 2/15/13	49,000	50,002

		288,520

FINANCIALS — 14.6%
Ameriprise Financial, Inc.
5.35%, 11/15/10	109,000	108,166
Bank of America Corp.
4.50%, 8/01/10	125,000	124,579
4.875%, 1/15/13	21,000	20,331

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
FINANCIALS (Continued)
Boeing Capital Corp. Ltd.
5.80%, 1/15/13	$81,000	$86,460
Boston Properties LP
6.25%, 1/15/13	51,000	49,730
Capital One Financial Corp.
6.15%, 9/01/16	121,000	101,848
Citigroup, Inc.
6.00%, 2/21/12	245,000	244,215
European Investment Bank (Supranational)
4.625%, 5/15/14	163,000	174,300
General Electric Capital Corp., Series A MTN
5.875%, 2/15/12	149,000	153,202
Genworth Financial, Inc.
5.75%, 6/15/14	81,000	48,246
Goldman Sachs Group, LP
5.00%, 10/01/14	164,000	160,917
HSBC Finance Corp.
6.375%, 11/27/12	85,000	84,373
5.50%, 1/19/16	100,000	91,501
International Lease Finance Corp.
Series Q MTN 5.75%, 6/15/11	85,000	71,430
John Deere Capital Corp.
7.00%, 3/15/12	81,000	88,070
JPMorgan Chase & Co.
5.75%, 1/02/13	101,000	103,461
Kreditanstalt fuer Wiederaufbau (Germany)
4.25%, 6/15/10	149,000	152,742
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	30,000	27,983
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	105,000	92,739
MetLife, Inc.
5.00%, 6/15/15	81,000	74,951
Morgan Stanley
5.05%, 1/21/11	100,000	101,136
5.30%, 3/01/13	98,000	98,364
National Rural Utilities Cooperative
Finance Corp., Series C MTN
7.25%, 3/01/12	49,000	52,303
Royal Bank of Scotland Group PLC
(United Kingdom) 5.00%, 10/01/14	54,000	42,113
SLM Corp., Series A MTN
5.375%, 5/15/14	54,000	35,947
Wachovia Corp.
5.25%, 8/01/14	125,000	120,765
Wells Fargo & Co.
5.00%, 11/15/14	73,000	70,571

		2,580,443

HEALTH CARE — 1.1%
AmerisourceBergen Corp.
5.875%, 9/15/15	81,000	77,881
UnitedHealth Group, Inc.
4.875%, 3/15/15	53,000	47,511
WellPoint, Inc.
5.25%, 1/15/16	75,000	69,212

		194,604

	Principal Amount	Value
INFORMATION TECHNOLOGY — 1.0%
International Business Machines Corp.
4.25%, 9/15/09	$89,000	$89,855
Oracle Corp.
5.25%, 1/15/16	89,000	92,510

		182,365

MATERIALS — 0.3%
Alcoa, Inc.
6.00%, 1/15/12	47,000	47,116

TELECOMMUNICATION SERVICES — 0.7%
Embarq Corp.
7.082%, 6/01/16	33,000	32,384
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	74,000	80,467

		112,851

UTILITIES — 0.7%
Constellation Energy Group
4.55%, 6/15/15	35,000	29,544
Dominion Resources, Inc., Series C
5.15%, 7/15/15	53,000	51,797
Exelon Generation Co. LLC
5.35%, 1/15/14	47,000	45,226

		126,567

Total Corporate Bonds
(Amortized Cost $4,008,507)		3,927,777

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS — 53.0%

FEDERAL HOME LOAN MORTGAGE CORP. — 9.5%
3.25%, 2/25/11	717,000	743,612
4.875%, 11/18/11	140,000	151,261
4.50%, 1/15/13	723,000	781,550

		1,676,423

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 14.4%
7.25%, 1/15/10	1,036,000	1,078,974
5.00%, 4/15/15	707,000	782,504
5.00%, 5/11/17	637,000	689,403

		2,550,881

UNITED STATES TREASURY BONDS/NOTES — 29.1%
6.00%, 8/15/09	1,653,000	1,673,146
4.00%, 9/30/09	185,400	187,754
3.50%, 2/15/10	1,433,700	1,465,399
4.75%, 5/15/14	1,421,400	1,582,640
7.50%, 11/15/16	180,000	231,188

		5,140,127

Total United States Government & Agencies Obligations
(Amortized Cost $9,046,556)		9,367,431

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
SOVEREIGN BONDS — 1.5%
Italy Government International Bond (Italy)
6.00%, 2/22/11	$175,000	$187,916
United Mexican States,
Series A MTN (Mexico) 6.375%, 1/16/13	78,000	84,318

Total Sovereign Bonds
(Amortized Cost $262,998)		272,234

Total Investments — 96.3%
(Amortized Cost $18,456,702)		$17,044,476
Cash Equivalents — 1.8% (b)		305,633
Other assets less liabilities — 1.9%		342,492

Net Assets — 100.0%		$17,692,601

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.
(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.68% at May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —quoted prices in active markets for identical securities

Level 2 —other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$3,476,535
Level 2 — Other Significant Observable Inputs†	13,873,574
Level 3 — Significant Unobservable Inputs	—

Total Fair Value	$17,350,109

† Includes the cash equivalents of $305,633.

COUNTRY BREAKDOWN AS OF MAY 31, 2009

	Value	% of Net Assets
United States	$15,466,326	87.4%
United Kingdom	272,165	1.5
Germany	248,266	1.4
Italy	223,320	1.3
Supranational	174,300	1
France	110,405	0.6
Japan	100,288	0.6
Switzerland	98,404	0.6
Mexico	84,318	0.5
Netherlands	64,479	0.4
Spain	53,831	0.3
Australia	43,319	0.3
Bermuda	27,363	0.1
Netherlands Antillies	25,582	0.1
Sweden	11,229	0.1
Finland	11,175	0.1
Luxembourg	7,485	0
Norway	5,653	0
Panama	4,485	0
Greece	4,425	0
Denmark	2,871	0
Belgium	2,499	0
Cayman Islands	2,288	0

Total Investments	17,044,476	96.3
Cash Equivalents	305,633	1.8
Other assets less liabilities	342,492	1.9

Net Assets	$17,692,601	100%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND
May 31, 2009

	Number of Shares	Value
COMMON STOCKS — 54.7%

CONSUMER DISCRETIONARY — 5.2%
Aeropostale, Inc.*	771	$26,692
American Axle & Manufacturing Holdings, Inc.	3,967	8,093
Blyth, Inc.	1,964	65,224
Buffalo Wild Wings, Inc.*	935	33,193
CBS Corp., Class B	8,420	62,140
Champion Enterprises, Inc.*	9,251	4,070
Children’s Place Retail Stores (The), Inc.*	315	11,312
Cinemark Holdings, Inc.	1,287	13,668
Comcast Corp., Class A	6,047	83,267
Compagnie Financiere Richemont SA, Class A (Switzerland)	595	12,933
Crown Media Holdings, Inc., Class A*	7,343	17,403
Daimler AG (Germany)	1,186	43,395
DeVry, Inc.	962	41,914
DIRECTV Group (The), Inc.*	2,367	53,258
Fossil, Inc.*	989	22,134
Fred’s, Inc., Class A	2,151	27,597
Hennes & Mauritz AB, Class B (Sweden)	451	21,449
Home Depot (The), Inc.	3,696	85,599
HONDA MOTOR Co. Ltd. (Japan)	1,674	48,227
Hovnanian Enterprises, Inc., Class A*	3,989	10,691
J. Crew Group, Inc.*	867	22,421
Johnson Controls, Inc.	1,230	24,514
Las Vegas Sands Corp.*	1,062	10,524
Lear Corp.*	784	972
Life Time Fitness, Inc.*	475	8,778
LKQ Corp.*	1,601	24,479
LVMH Moet Hennessy Louis Vuitton SA (France)	347	28,748
Marvel Entertainment, Inc.*	1,068	35,436
McDonald’s Corp.	2,266	133,671
National Presto Industries, Inc.	407	33,162
Netflix, Inc.*	724	28,540
Omnicom Group, Inc.	3,585	109,343
Panasonic Corp. (Japan)	1,395	19,992
Priceline.com, Inc.*	564	62,102
Regis Corp.	534	9,361
Sony Corp. (Japan)	1,311	34,267
Strayer Education, Inc.	186	34,274
Superior Industries International, Inc.	1,585	19,147
Target Corp.	1,849	72,666
Time Warner, Inc.	7,562	177,101
Toyota Motor Corp. (Japan)	3,252	129,801
Tupperware Brands Corp.	729	17,729
Vail Resorts, Inc.*	636	17,484
Vivendi (France)	1,264	33,224
Volkswagen AG (Germany)	158	47,745
Walt Disney (The) Co.	4,111	99,568

		1,927,308

CONSUMER STAPLES — 6.2%
Archer-Daniels-Midland Co.	1,456	40,069
British American Tobacco PLC
(United Kingdom)	1,776	48,342

	Number of Shares	Value
CONSUMER STAPLES (Continued)
Carrefour SA (France)	808	$36,123
Casey’s General Stores, Inc.	610	15,390
Central European Distribution Corp.*	477	12,006
Coca-Cola (The) Co.	5,093	250,372
CVS Caremark Corp.	3,134	93,393
Diageo PLC (United Kingdom)	2,991	40,659
Flowers Foods, Inc.	1,208	25,573
Fresh Del Monte Produce, Inc. (Cayman Islands)*	755	13,394
Groupe DANONE (France)	667	33,166
H.J. Heinz Co.	3,211	117,458
Kraft Foods, Inc., Class A	3,179	83,004
Nash Finch Co.	774	22,686
Nestle SA (Switzerland)	4,763	172,843
Philip Morris International, Inc.	4,518	192,648
Procter & Gamble (The) Co.	6,497	337,455
Reynolds American, Inc.	2,868	114,634
Ruddick Corp.	727	18,291
Safeway, Inc.	5,082	102,961
Tesco PLC (United Kingdom)	9,358	55,064
Unilever NV (Netherlands)	1,902	45,511
Unilever PLC (United Kingdom)	1,341	31,355
Wal-Mart Stores, Inc.	8,298	412,744

		2,315,141

ENERGY — 7.9%
Alpha Natural Resources, Inc.*	816	22,481
BG Group PLC (United Kingdom)	3,778	68,720
BP PLC (United Kingdom)	23,270	191,748
Bristow Group, Inc.*	377	11,925
Chevron Corp.	4,940	329,350
ConocoPhillips	3,679	168,645
Crosstex Energy, Inc.	745	2,608
Dawson Geophysical Co.*	557	14,961
Delta Petroleum Corp.*	1,561	3,122
Encore Acquisition Co.*	761	27,008
ENI S.p.A (Italy)	3,241	78,262
Exterran Holdings, Inc.*	951	18,934
Exxon Mobil Corp.	12,078	837,609
Hercules Offshore, Inc.*	1,348	6,255
Mariner Energy, Inc.*	1,174	16,976
Occidental Petroleum Corp.	1,956	131,267
Petrohawk Energy Corp.*	2,669	67,259
Pride International, Inc.*	2,061	49,917
Repsol YPF SA (Spain)	1,120	25,095
Royal Dutch Shell PLC, Class A (United Kingdom)	4,511	120,752
Royal Dutch Shell PLC, Class B (United Kingdom)	3,412	92,159
Schlumberger Ltd. (Netherlands Antilles)	2,705	154,807
Ship Finance International Ltd. (Bermuda)	1,079	13,358
Smith International, Inc.	1,948	56,862
Southwestern Energy Co.*	4,133	179,662
StatoilHydro ASA (Norway)	1,669	35,074
Total SA (France)	2,568	148,121

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
ENERGY (Continued)
Union Drilling, Inc.*	1,667	$16,320
Whiting Petroleum Corp.*	587	27,507
Woodside Petroleum Ltd. (Australia)	644	22,346

		2,939,110

FINANCIALS — 8.9%
Aflac, Inc.	958	34,009
Alexander’s, Inc. REIT	77	20,791
Alexandria Real Estate Equities, Inc. REIT	400	14,360
Allianz SE (Germany)	492	48,330
American Equity Investment Life Holding Co.	3,175	18,447
American Express Co.	2,379	59,118
American International Group, Inc.	6,408	10,830
Apollo Investment Corp.	1,800	9,918
Aspen Insurance Holdings Ltd. (Bermuda)	1,145	26,438
Assicurazioni Generali S.p.A (Italy)	1,176	26,051
Assured Guaranty Ltd. (Bermuda)	1,271	16,663
AXA (France)	1,977	36,686
Banco Bilbao Vizcaya Argentaria SA (Spain)	4,765	57,869
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	1,813	22,971
Banco Santander SA (Spain)	9,086	96,327
Bank of America Corp.	8,745	98,556
Bank of New York Mellon (The) Corp.	2,587	71,867
Barclays PLC (United Kingdom)	7,782	37,333
BioMed Realty Trust, Inc. REIT	989	9,722
BNP Paribas (France)	971	67,002
Capital One Financial Corp.	3,491	85,320
Capital Southwest Corp.	231	16,540
Charles Schwab (The) Corp.	2,327	40,955
Citigroup, Inc.	10,235	38,074
Commonwealth Bank of Australia (Australia)	1,306	36,735
Corporate Office Properties Trust REIT	633	18,787
Cousins Properties, Inc. REIT	696	6,264
Credit Suisse Group (Switzerland)	1,214	54,163
Deutsche Bank AG (Germany)	657	43,987
Digital Realty Trust, Inc. REIT	849	30,369
eHealth, Inc.*	1,773	28,368
Entertainment Properties Trust REIT	349	7,092
Equity One, Inc. REIT	1,138	16,433
Fifth Third Bancorp	4,689	32,354
First Cash Financial Services, Inc.*	1,447	21,864
Fortis (Belgium)*	4,162	15,906
Franklin Resources, Inc.	507	33,893
GAMCO Investors, Inc., Class A	394	20,705
Goldman Sachs Group (The), Inc.	809	116,957
Greenhill & Co., Inc.	286	21,021
Highwoods Properties, Inc. REIT	828	18,729
HSBC Holdings PLC (United Kingdom)	13,318	119,514
ING Groep NV (Netherlands)	2,387	25,077
Interactive Brokers Group, Inc., Class A*	444	6,602
International Bancshares Corp.	1,018	11,422
Intesa Sanpaolo S.p.A (Italy)	9,729	34,531
JPMorgan Chase & Co.	6,681	246,528
Knight Capital Group, Inc., Class A*	1,571	27,037

	Number of Shares	Value
FINANCIALS (Continued)
LaBranche & Co., Inc.*	3,630	$15,645
Lloyds TSB Group PLC (United Kingdom)	6,678	7,323
Mitsubishi UFJ Financial Group, Inc.(Japan)	9,121	57,141
Mizuho Financial Group, Inc. (Japan)	11,123	26,568
National Australia Bank Ltd. (Australia)	1,898	33,454
National Bank of Greece SA ADR (Greece)*	4,771	27,242
National Retail Properties, Inc. REIT	863	14,766
Nationwide Health Properties, Inc. REIT	1,100	29,227
Northern Trust Corp.	1,997	115,127
Odyssey Re Holdings Corp.	802	32,248
optionsXpress Holdings, Inc.	627	10,715
Platinum Underwriters Holdings Ltd. (Bermuda)	594	17,125
Potlatch Corp. REIT	562	14,713
ProAssurance Corp.*	389	17,587
ProLogis REIT	3,001	25,478
Public Storage REIT	1,662	110,706
Realty Income Corp. REIT	1,366	29,328
Royal Bank of Scotland Group PLC (United Kingdom)	10,951	6,746
Senior Housing Properties Trust REIT	1,476	24,723
Simon Property Group, Inc. REIT	536	28,660
Sumitomo Mitsui Financial Group, Inc. (Japan)	225	8,651
SVB Financial Group*	399	10,753
T. Rowe Price Group, Inc.	2,739	111,121
Texas Capital Bancshares, Inc.*	1,773	27,216
U.S. Bancorp	3,591	68,947
UBS AG (Switzerland)*	2,845	42,497
UMB Financial Corp.	496	19,904
UniCredito Italiano S.p.A (Italy)*	14,392	37,666
United Community Banks, Inc.	2,326	18,027
Vornado Realty Trust REIT	1,564	72,976
Waddell & Reed Financial, Inc., Class A	1,216	29,670
Wells Fargo & Co.	6,115	155,932
Westamerica Bancorporation	406	21,055
Westpac Banking Corp. (Australia)	2,131	32,188
Zurich Financial Services AG (Switzerland)	169	31,440

		3,291,080

HEALTH CARE — 5.9%
Abbott Laboratories	3,037	136,847
Alexion Pharmaceuticals, Inc.*	837	30,551
Alliance Imaging, Inc.*	3,343	23,067
AMERIGROUP Corp.*	577	16,652
Amgen, Inc.*	2,053	102,527
AstraZeneca PLC (United Kingdom)	1,487	61,625
Bayer AG (Germany)	798	45,407
BioMarin Pharmaceuticals, Inc.*	1,053	14,721
Bio-Rad Laboratories, Inc., Class A*	357	26,575
Bruker Corp.*	2,196	14,340
CorVel Corp.*	969	20,775
Cross Country Healthcare, Inc.*	1,982	15,380
ev3, Inc.*	1,279	11,690
GlaxoSmithKline PLC (United Kingdom)	5,395	90,651
Halozyme Therapeutics, Inc.*	3,360	23,486

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
HEALTH CARE (Continued)
Hologic, Inc.*	2,988	$37,858
Humana, Inc.*	1,846	57,835
Illumina, Inc.*	774	28,414
Insulet Corp.*	1,703	12,313
Inverness Medical Innovations, Inc.*	978	31,814
Johnson & Johnson	5,750	317,170
Magellan Health Services, Inc.*	676	20,185
Masimo Corp.*	660	15,800
McKesson Corp.	2,999	123,409
Merck & Co., Inc.	4,474	123,393
Myriad Genetics, Inc.*	870	31,459
Novartis AG (Switzerland)	2,207	87,953
Onyx Pharmaceuticals, Inc.*	553	13,084
OSI Pharmaceuticals, Inc.*	577	19,503
Perrigo Co.	994	26,699
Pfizer, Inc.	13,727	208,513
Psychiatric Solutions, Inc.*	883	16,291
Roche Holding AG (Switzerland)	704	96,116
Sanofi-Aventis SA (France)	1,565	99,572
Takeda Pharmaceutical Co. Ltd. (Japan)	1,003	39,614
Thermo Fisher Scientific, Inc.*	897	34,902
United Therapeutics Corp.*	235	18,835
UnitedHealth Group, Inc.	2,836	75,438
Zimmer Holdings, Inc.*	581	25,884

		2,196,348

INDUSTRIALS — 5.1%
3M Co.	1,517	86,620
ABB Ltd. (Switzerland)	2,586	42,387
Acuity Brands, Inc.	680	18,482
Aecom Technology Corp.*	1,284	40,972
Alstom SA (France)	215	13,558
Altra Holdings, Inc.*	1,674	11,048
American Science & Engineering, Inc.	517	32,328
BAE Systems PLC (United Kingdom)	3,227	17,784
Baldor Electric Co.	586	13,589
Barnes Group, Inc.	666	10,163
Beacon Roofing Supply, Inc.*	2,498	36,221
Belden, Inc.	557	10,204
Boeing (The) Co.	1,645	73,777
Brady Corp., Class A	724	17,941
Bucyrus International, Inc.	1,067	30,602
Burlington Northern Santa Fe Corp.	765	55,417
Caterpillar, Inc.	1,347	47,765
CLARCOR, Inc.	654	18,744
Cummins, Inc.	2,128	69,011
Danaher Corp.	650	39,228
Deutsche Post AG (Germany)	1,080	14,905
East Japan Railway Co. (Japan)	202	12,020
EMCOR Group, Inc.*	880	19,774
Emerson Electric Co.	1,584	50,831
Foster Wheeler AG (Switzerland)*	1,819	48,240
FTI Consulting, Inc.*	608	30,534
Fuel Tech, Inc.*	1,506	14,699
General Dynamics Corp.	867	49,332
General Electric Co.	20,519	276,595
H&E Equipment Services, Inc.*	2,290	15,114

	Number of Shares	Value
INDUSTRIALS (Continued)
IHS, Inc., Class A*	841	$40,368
Illinois Tool Works, Inc.	1,157	37,360
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	2,882	58,303
Insituform Technologies, Inc., Class A*	1,612	23,519
Komatsu Ltd. (Japan)	1,001	14,524
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,390	26,079
Manpower, Inc.	994	42,255
Mitsubishi Corp. (Japan)	1,563	29,457
Mitsui & Co. Ltd. (Japan)	2,225	28,344
Moog, Inc., Class A*	522	12,476
Regal-Beloit Corp.	350	13,829
Schneider Electric SA (France)	257	19,067
Seaboard Corp.	13	13,962
Siemens AG (Germany)	873	63,564
Union Pacific Corp.	1,107	54,542
United Parcel Service, Inc., Class B	2,136	109,234
Vestas Wind Systems A/S (Denmark)*	235	16,864
Vinci SA (France)	502	24,070
Wabtec Corp.	557	19,874
Woodward Governor Co.	762	15,644

		1,881,220

INFORMATION TECHNOLOGY — 8.9%
Amkor Technology, Inc.*	2,713	12,317
Anixter International, Inc.*	482	19,772
ANSYS, Inc.*	997	29,770
Apple, Inc.*	1,940	263,471
Aruba Networks, Inc.*	5,645	36,749
Benchmark Electronics, Inc.*	815	9,943
CACI International, Inc., Class A*	327	12,547
Canon, Inc. (Japan)	1,215	40,095
Cisco Systems, Inc.*	14,252	263,662
eBay, Inc.*	3,341	58,868
EMC Corp.*	5,549	65,201
Equinix, Inc.*	443	32,959
FLIR Systems, Inc.*	1,336	30,007
Google, Inc., Class A*	732	305,412
Hewlett-Packard Co.	5,377	184,700
Intel Corp.	12,492	196,374
International Business Machines Corp.	2,689	285,787
Itron, Inc.*	409	23,861
Ixia*	4,116	25,108
Jack Henry & Associates, Inc.	1,350	24,800
Lawson Software, Inc.*	1,761	9,263
Macrovision Solutions Corp.*	1,527	34,464
MasterCard, Inc., Class A	271	47,785
MEMC Electronic Materials, Inc.*	2,913	56,192
MICROS Systems, Inc.*	1,127	29,437
Microsemi Corp.*	977	13,150
Microsoft Corp.	21,036	439,443
Motorola, Inc.	5,257	31,857
Nextwave Wireless, Inc.*	8,234	2,635
Nintendo Co. Ltd. (Japan)	116	31,353
Nokia Oyj (Finland)	4,374	67,236
Nuance Communications, Inc.*	2,650	32,860
ON Semiconductor Corp.*	4,362	29,880
Parametric Technology Corp.*	1,511	17,497

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Perot Systems Corp., Class A*	1,724	$23,550
Polycom, Inc.*	1,273	22,036
Quest Software, Inc.*	1,531	19,781
RightNow Technologies, Inc.*	1,962	17,246
SAIC, Inc.*	2,584	45,142
SAP AG (Germany)	900	38,663
Skyworks Solutions, Inc.*	1,656	15,782
Sohu.com, Inc.*	406	25,635
SRA International, Inc., Class A*	602	10,679
Sybase, Inc.*	1,077	35,035
TechTarget*	3,062	12,309
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	3,605	33,576
THQ, Inc.*	598	3,845
TIBCO Software, Inc.*	1,879	12,458
Toshiba Corp. (Japan)	3,337	12,480
Tyco Electronics Ltd. (Bermuda)	1,087	18,881
Universal Display Corp.*	2,273	19,980
ValueClick, Inc.*	1,618	17,879
Western Union (The) Co.	1,590	28,032
Xerox Corp.	9,348	63,566
Yahoo!, Inc.*	2,894	45,841

		3,286,851

MATERIALS — 2.8%
Air Liquide SA (France)	257	23,849
Anglo American PLC (United Kingdom)	1,624	46,536
AptarGroup, Inc.	861	26,700
ArcelorMittal (Luxembourg)	1,261	41,579
BASF AG (Germany)	1,170	49,268
BHP Billiton Ltd. (Australia)	4,143	114,942
BHP Billiton PLC (United Kingdom)	2,822	67,167
CF Industries Holdings, Inc.	685	53,183
Coeur d’Alene Mines Corp.*	846	12,495
Dow Chemical (The) Co.	2,180	38,542
E.I. du Pont de Nemours & Co.	1,963	55,887
Flotek Industries, Inc.*	1,449	3,043
Freeport-McMoRan Copper & Gold, Inc.	959	52,198
Greif, Inc., Class A	641	30,973
H.B. Fuller Co.	568	9,667
Minerals Technologies, Inc.	214	8,372
Mosaic (The) Co.	1,073	58,693
Nippon Steel Corp. (Japan)	6,692	25,519
Rio Tinto Ltd. (Australia)	309	15,963
Rio Tinto PLC (United Kingdom)	1,257	56,755
Rockwood Holdings, Inc.*	847	12,637
Sensient Technologies Corp.	478	10,956
Terra Industries, Inc.	1,125	31,264
Texas Industries, Inc.	455	15,484
Valhi, Inc.	1,524	16,520
Vulcan Materials Co.	1,071	47,435
Walter Energy, Inc.	692	22,587
Weyerhaeuser Co.	2,119	71,156
Xstrata PLC (United Kingdom)	2,134	23,538

		1,042,908

	Number of Shares	Value
TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	13,324	$330,303
BT Group PLC (United Kingdom)	8,518	12,005
Consolidated Communications Holdings, Inc.	2,021	20,816
Deutsche Telekom AG (Germany)	2,882	33,083
France Telecom SA (France)	1,662	40,580
Koninklijke (Royal) KPN NV (Netherlands)	2,486	32,633
Telefonica SA (Spain)	4,524	97,461
tw telecom, Inc.*	2,130	25,262
Verizon Communications, Inc.	5,801	169,737
Vodafone Group PLC (United Kingdom)	57,958	108,414

		870,294

UTILITIES — 1.5%
E.ON AG (Germany)	2,317	81,760
Enel S.p.A (Italy)	7,432	43,972
Exelon Corp.	1,194	57,324
Iberdrola SA (Spain)	4,172	35,609
ITC Holdings Corp.	616	26,420
National Grid PLC (United Kingdom)	3,764	36,327
Nicor, Inc.	749	23,556
PG&E Corp.	3,852	141,407
PPL Corp.	862	27,989
RWE AG (Germany)	496	41,148
Suez SA (France)	414	14,978
Westar Energy, Inc.	1,608	28,703

		559,193

Total Common Stocks
(Cost $28,391,161)		20,309,453

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14
(Belgium)*	3,036	0
Lloyds Banking Group Subscription Shares,
expiring 6/05/09 (United Kingdom)*	4,149	1,978

Total Rights
(Cost $0)		1,978

	Principal Amount	Value
CORPORATE BONDS — 28.8%

CONSUMER DISCRETIONARY — 2.8%
CBS Corp.
7.875%, 7/30/30	$89,000	72,766
Comcast Corp.
8.375%, 3/15/13	264,000	294,308
6.45%, 3/15/37	28,000	26,424
Home Depot (The), Inc.
5.40%, 3/01/16	220,000	216,115
News America, Inc.
6.20%, 12/15/34	136,000	111,290

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
CONSUMER DISCRETIONARY (Continued)
Time Warner Cable, Inc.
7.70%, 5/01/32	$132,000	$121,320
6.55%, 5/01/37	87,000	81,145
Viacom, Inc.
6.25%, 4/30/16	113,000	108,161

		1,031,529

CONSUMER STAPLES — 2.7%
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	111,000	141,012
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	91,000	91,383
Kraft Foods
6.50%, 8/11/17	279,000	291,652
Kroger (The) Co.
5.50%, 2/01/13	108,000	112,058
Pepsi Bottling Group (The), Inc., Series B
7.00%, 3/01/29	48,000	52,884
Procter & Gamble (The) Co.
5.55%, 3/05/37	56,000	55,253
Reynolds American Inc
6.75%, 6/15/17	73,000	68,920
Wal-Mart Stores, Inc.
4.55%, 5/01/13	195,000	205,226

		1,018,388

ENERGY — 2.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16	197,000	188,693
Apache Corp.
5.25%, 4/15/13	111,000	116,204
Canadian Natural Resources Ltd. (Canada)
5.70%, 5/15/17	105,000	101,281
ConocoPhillips
5.90%, 10/15/32	188,000	174,416
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	121,000	119,067
Spectra Energy Capital LLC
6.25%, 2/15/13	152,000	155,107

		854,768

FINANCIALS — 13.2%
Allstate (The) Corp.
5.55%, 5/09/35	101,000	78,688
American Express Co.
4.875%, 7/15/13	167,000	158,451
Bank of America Corp.
4.875%, 1/15/13	376,000	364,014
Bear Stearns & Co.
7.25%, 2/01/18	28,000	28,913
Boeing Capital Corp. Ltd.
5.80%, 1/15/13	163,000	173,987
Boston Properties LP
6.25%, 1/15/13	198,000	193,071
Capital One Financial Corp.
6.15%, 9/01/16	201,000	169,185

	Principal Amount	Value
FINANCIALS (Continued)
Credit Suisse (USA), Inc.
7.125%, 7/15/32	$193,000	$203,814
Deutsche Bank AG London (Germany)
6.00%, 9/01/17	167,000	168,110
European Investment Bank (Supranational)
4.625%, 5/15/14	392,000	419,176
General Electric Capital Corp., Series A MTN
6.75%, 3/15/32	172,000	154,125
Genworth Financial, Inc.
5.75%, 6/15/14	167,000	99,470
Goldman Sachs Group, LP
5.00%, 10/01/14	455,000	446,447
HSBC Finance Corp.
5.50%, 1/19/16	150,000	137,251
JP Morgan Chase Co.
5.875%, 6/13/16	200,000	193,801
Landwirtschaftliche Rentenbank, Series G
MTN (Germany) 5.00%, 11/08/16	253,000	259,877
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	176,000	164,169
Merrill Lynch & Co., Inc., MTN
6.875%, 4/25/18	28,000	26,028
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	294,000	259,669
MetLife, Inc.
5.00%, 6/15/15	113,000	104,562
Morgan Stanley
5.30%, 3/01/13	187,000	187,695
Royal Bank of Scotland Group PLC
(United Kingdom) 5.00%, 10/01/14	121,000	94,365
SLM Corp., Series A MTN
5.375%, 5/15/14	45,000	29,956
Unilever Capital Corp.
5.90%, 11/15/32	121,000	117,455
Wachovia Corp.
5.25%, 8/01/14	405,000	391,280
Wells Fargo & Co.
5.00%, 11/15/14	284,000	274,551

		4,898,110

HEALTH CARE — 1.5%
Abbott Laboratories
5.875%, 5/15/16	61,000	65,462
Bristol-Myers Squibb Co.
5.875%, 11/15/36	67,000	67,545
Eli Lilly & Co.
5.55%, 3/15/37	89,000	83,006
UnitedHealth Group, Inc.
4.875%, 3/15/15	173,000	155,082
WellPoint, Inc.
5.25%, 1/15/16	121,000	111,662
Wyeth
5.50%, 2/01/14	61,000	65,321

		548,078

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
INDUSTRIALS — 1.0%
Burlington Northern Santa Fe Corp.
6.15%, 5/01/37	$45,000	$42,952
General Electric Co.
5.25%, 12/06/17	334,000	331,385

		374,337

INFORMATION TECHNOLOGY — 0.4%
Oracle Corp.
5.25%, 1/15/16	141,000	146,560

MATERIALS — 1.0%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	71,000	73,387
CRH America, Inc.
6.00%, 9/30/16	61,000	51,315
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	111,000	113,256
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	67,000	60,733
Weyerhaeuser Co.
7.375%, 3/15/32	101,000	77,679

		376,370

TELECOMMUNICATION SERVICES — 2.0%
BellSouth Corp.
6.00%, 11/15/34	163,000	145,389
Deutsche Telekom (Netherlands)
8.75%, 6/15/30	84,000	97,924
Embarq Corp.
7.082%, 6/01/16	114,000	111,871
Verizon Global Funding Corp.
7.75%, 12/01/30	200,000	218,739
Vodafone Group PLC (United Kingdom)
5.625%, 2/27/17	146,000	150,910

		724,833

UTILITIES — 1.9%
Constellation Energy Group
4.55%, 6/15/15	135,000	113,955
Dominion Resources, Inc., Series C
5.15%, 7/15/15	170,000	166,141
Exelon Generation Co. LLC
5.35%, 1/15/14	61,000	58,698
FirstEnergy Corp., Series C
7.375%, 11/15/31	61,000	53,041
Midamerican Energy Holdings Co.
6.125%, 4/01/36	112,000	103,924
Oncor Electric Delivery Co.
7.00%, 9/01/22	61,000	59,418
Pacific Gas & Electric Co.
6.05%, 3/01/34	147,000	148,742

		703,919

Total Corporate Bonds
(Amortized Cost $10,921,989)		10,676,892

	Principal Amount	Value
UNITED STATES GOVERNMENT &
AGENCIES OBLIGATIONS — 12.6%

FEDERAL HOME LOAN MORTGAGE CORP. — 2.4%
6.25%, 7/15/32	$764,000	$900,253

UNITED STATES TREASURY BONDS/NOTES — 10.2%
3.50%, 2/15/10	300	307
4.50%, 5/15/10	300,400	311,888
4.875%, 4/30/11	278,100	299,197
4.75%, 5/15/14	400	445
7.50%, 11/15/16	600	771
8.125%, 8/15/19	557,200	764,409
7.625%, 2/15/25	372,300	517,904
6.25%, 5/15/30	439,400	554,399
5.00%, 5/15/37	1,201,400	1,327,359

		3,776,679

Total United States Government &
Agencies Obligations
(Amortized Cost $4,523,884)		4,676,932

SOVEREIGN BONDS — 2.2%
Province of Quebec Canada (Canada)
7.50%, 9/15/29	203,000	244,997
Republic of Italy (Italy)
5.25%, 9/20/16	175,000	180,287
United Mexican States, Series A MTN (Mexico)
6.375%, 1/16/13	294,000	317,813
6.75%, 9/27/34	89,000	91,893

Total Sovereign Bonds
(Amortized Cost $844,674)		834,990

Total Investments—98.3%
(Amortized Cost $44,681,708)		$36,500,245
Cash Equivalents — 0.9% (b)		330,844
Other assets in excess of liabilities — 0.8%		311,224

Net Assets — 100.0%		$37,142,313

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
*Non-income producing security.
(a) Less than 0.1%.
(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.68% at May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —quoted prices in active markets for identical securities

Level 2 —other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities

Level 1 — Quoted Prices	$20,309,453
Level 2 — Other Significant Observable Inputs†	16,521,636
Level 3 — Significant Unobservable Inputs	—

Total Fair Value	$36,831,089

† Includes the cash equivalents of $330,844.

COUNTRY BREAKDOWN AS OF MAY 31, 2009

	Value	% of Net Assets

United States	$28,970,357	78%
United Kingdom	1,587,768	4.3
Germany	979,242	2.6
France	618,745	1.7
Switzerland	588,571	1.6
Japan	558,052	1.5
Supranational	419,176	1.1
Mexico	409,707	1.1
Italy	400,768	1.1
Canada	346,277	0.9
Australia	329,015	0.9
Netherlands	318,607	0.9
Spain	312,361	0.8
Netherlands Antillies	154,807	0.4
Bermuda	150,768	0.4
Cayman Islands	74,127	0.2
Finland	67,236	0.2
Sweden	55,025	0.2
Luxembourg	41,579	0.1
Norway	35,074	0.1
Greece	27,242	0.1
Panama	22,971	0.1
Denmark	16,864	0
Belgium	15,906	0

Total Investments	36,500,245	98.3
Cash Equivalents	330,844	0.9
Other assets less liabilities	311,224	0.8

Net Assets	$37,142,313	100%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
May 31, 2009

	Number of Shares	Value
COMMON STOCKS — 81.8%

CONSUMER DISCRETIONARY — 7.9%
Aeropostale, Inc.*	1,003	$34,724
American Axle & Manufacturing Holdings, Inc.	4,092	8,348
Blyth, Inc.	2,263	75,154
Buffalo Wild Wings, Inc.*	1,217	43,204
CBS Corp., Class B	9,779	72,169
Champion Enterprises, Inc.*	10,845	4,772
Children’s Place Retail Stores (The), Inc.*	70	2,514
Cinemark Holdings, Inc.	1,271	13,498
Comcast Corp., Class A	7,090	97,629
Compagnie Financiere Richemont SA, Class A (Switzerland)	698	15,171
Crown Media Holdings, Inc., Class A*	8,918	21,136
Daimler AG (Germany)	1,520	55,616
DeVry, Inc.	1,128	49,147
DIRECTV Group (The), Inc.*	2,776	62,460
Fossil, Inc.*	1,160	25,961
Fred’s, Inc., Class A	2,797	35,886
Hennes & Mauritz AB, Class B (Sweden)	840	39,949
Home Depot (The), Inc.	4,583	106,142
HONDA MOTOR Co. Ltd. (Japan)	2,043	58,858
Hovnanian Enterprises, Inc., Class A*	4,677	12,534
J. Crew Group, Inc.*	1,002	25,912
Johnson Controls, Inc.	1,423	28,360
Las Vegas Sands Corp.*	1,245	12,338
Lear Corp.*	795	986
Life Time Fitness, Inc.*	283	5,230
LKQ Corp.*	1,986	30,366
LVMH Moet Hennessy Louis Vuitton SA (France)	323	26,759
Marvel Entertainment, Inc.*	1,252	41,541
McDonald’s Corp.	2,656	156,676
National Presto Industries, Inc.	548	44,651
Netflix, Inc.*	942	37,134
Omnicom Group, Inc.	4,204	128,222
Panasonic Corp. (Japan)	2,798	40,099
Priceline.com, Inc.*	611	67,277
Regis Corp.	550	9,642
Sony Corp. (Japan)	1,550	40,514
Strayer Education, Inc.	219	40,355
Superior Industries International, Inc.	1,834	22,155
Target Corp.	2,049	80,526
Time Warner, Inc.	8,445	197,781
Toyota Motor Corp. (Japan)	3,667	146,365
Tupperware Brands Corp.	855	20,794
Vail Resorts, Inc.*	792	21,772
Vivendi (France)	1,482	38,954
Volkswagen AG (Germany)	190	57,415
Walt Disney (The) Co.	4,820	116,740

		2,273,436

CONSUMER STAPLES — 9.2%
Archer-Daniels-Midland Co.	1,959	53,912
British American Tobacco PLC
(United Kingdom)	2,315	63,014
Carrefour SA (France)	947	42,338

	Number of Shares	Value
CONSUMER STAPLES (Continued)
Casey’s General Stores, Inc.	282	$7,115
Central European Distribution Corp.*	573	14,422
Coca-Cola (The) Co.	5,972	293,584
CVS Caremark Corp.	3,638	108,412
Diageo PLC (United Kingdom)	3,269	44,438
Flowers Foods, Inc.	1,417	29,998
Fresh Del Monte Produce, Inc. (Cayman Islands)*	605	10,733
Groupe DANONE (France)	671	33,365
H.J. Heinz Co.	3,787	138,528
Kraft Foods, Inc., Class A	3,728	97,338
Nash Finch Co.	1,002	29,369
Nestle SA (Switzerland)	5,208	188,991
Philip Morris International, Inc.	5,166	220,278
Procter & Gamble (The) Co.	7,186	373,241
Reynolds American, Inc.	3,402	135,978
Ruddick Corp.	853	21,461
Safeway, Inc.	5,958	120,709
Tesco PLC (United Kingdom)	10,050	59,136
Unilever NV (Netherlands)	2,231	53,384
Unilever PLC (United Kingdom)	1,749	40,895
Wal-Mart Stores, Inc.	9,873	491,083

		2,671,722

ENERGY — 11.8%
Alpha Natural Resources, Inc.*	958	26,393
BG Group PLC (United Kingdom)	4,773	86,819
BP PLC (United Kingdom)	26,507	218,421
Bristow Group, Inc.*	363	11,482
Chevron Corp.	5,790	386,018
ConocoPhillips	4,285	196,424
Crosstex Energy, Inc.	875	3,063
Dawson Geophysical Co.*	663	17,808
Delta Petroleum Corp.*	1,829	3,658
Encore Acquisition Co.*	891	31,622
ENI S.p.A (Italy)	3,801	91,785
Exterran Holdings, Inc.*	1,116	22,220
Exxon Mobil Corp.	14,105	978,181
GulfMark Offshore, Inc.*	256	7,808
Hercules Offshore, Inc.*	1,581	7,336
Mariner Energy, Inc.*	1,489	21,531
Occidental Petroleum Corp.	2,292	153,816
Petrohawk Energy Corp.*	3,062	77,162
Pride International, Inc.*	2,417	58,540
Repsol YPF SA (Spain)	1,313	29,420
Royal Dutch Shell PLC, Class A (United Kingdom)	5,105	136,652
Royal Dutch Shell PLC, Class B (United Kingdom)	3,856	104,151
Schlumberger Ltd. (Netherlands Antilles)	3,116	178,329
Ship Finance International Ltd. (Bermuda)	1,266	15,673
Smith International, Inc.	2,309	67,400
Southwestern Energy Co.*	4,813	209,221
StatoilHydro ASA (Norway)	1,859	39,067
Total SA (France)	3,009	173,558
Union Drilling, Inc.*	1,747	17,103

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
ENERGY (Continued)
Whiting Petroleum Corp.*	689	$32,287
Woodside Petroleum Ltd. (Australia)	680	23,596

		3,426,544

FINANCIALS — 13.4%
Aflac, Inc.	1,082	38,411
Alexander’s, Inc. REIT	90	24,301
Alexandria Real Estate Equities, Inc. REIT	476	17,088
Allianz SE (Germany)	603	59,234
American Equity Investment Life Holding Co.	3,757	21,828
American Express Co.	2,789	69,307
American International Group, Inc.	7,511	12,694
Apollo Investment Corp.	2,249	12,392
Aspen Insurance Holdings Ltd. (Bermuda)	1,340	30,941
Assicurazioni Generali S.p.A (Italy)	1,534	33,981
Assured Guaranty Ltd. (Bermuda)	1,490	19,534
AXA (France)	2,318	43,014
Banco Bilbao Vizcaya Argentaria SA (Spain).	5,586	67,840
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	2,124	26,911
Banco Santander SA (Spain)	10,213	108,275
Bank of America Corp.	10,104	113,872
Bank of New York Mellon (The) Corp.	3,260	90,563
Barclays PLC (United Kingdom)	10,229	49,072
BioMed Realty Trust, Inc. REIT	1,173	11,531
BNP Paribas (France)	1,138	78,526
Capital One Financial Corp.	4,153	101,499
Capital Southwest Corp.	256	18,330
Charles Schwab (The) Corp.	2,727	47,995
Citigroup, Inc.	12,089	44,971
Commonwealth Bank of Australia (Australia)	1,530	43,036
Corporate Office Properties Trust REIT	824	24,456
Cousins Properties, Inc. REIT	186	1,674
Credit Suisse Group (Switzerland)	1,580	70,492
Deutsche Bank AG (Germany)	772	51,686
Digital Realty Trust, Inc. REIT	1,038	37,129
eHealth, Inc.*	2,079	33,264
Entertainment Properties Trust REIT	63	1,280
Equity One, Inc. REIT	1,414	20,418
Fifth Third Bancorp	5,743	39,627
First Cash Financial Services, Inc.*	1,773	26,790
Fortis (Belgium)*	3,959	15,130
Franklin Resources, Inc.	667	44,589
GAMCO Investors, Inc., Class A	385	20,232
Goldman Sachs Group (The), Inc.	967	139,799
Greenhill & Co., Inc.	150	11,025
Highwoods Properties, Inc. REIT	1,024	23,163
Home Properties, Inc. REIT	45	1,499
HSBC Holdings PLC (United Kingdom)	15,614	140,117
ING Groep NV (Netherlands)	2,799	29,405
Interactive Brokers Group, Inc., Class A*	87	1,294
International Bancshares Corp.	1,049	11,770
Intesa Sanpaolo S.p.A (Italy)	11,409	40,493
JPMorgan Chase & Co.	7,876	290,623
Knight Capital Group, Inc., Class A*	2,063	35,504
LaBranche & Co., Inc.*	3,987	17,184

	Number of Shares	Value
FINANCIALS (Continued)
Lloyds TSB Group PLC (United Kingdom)	8,769	$9,616
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,194	76,392
Mizuho Financial Group, Inc. (Japan)	13,524	32,303
National Australia Bank Ltd. (Australia)	2,224	39,200
National Bank of Greece SA ADR (Greece)*	6,269	35,796
National Retail Properties, Inc. REIT	485	8,298
Nationwide Health Properties, Inc. REIT	1,341	35,630
Northern Trust Corp.	2,372	136,746
Odyssey Re Holdings Corp.	962	38,682
optionsXpress Holdings, Inc.	255	4,358
Platinum Underwriters Holdings Ltd. (Bermuda)	863	24,880
Potlatch Corp. REIT	731	19,138
ProAssurance Corp.*	532	24,052
ProLogis REIT	3,503	29,740
Public Storage REIT	2,024	134,819
Realty Income Corp. REIT	1,663	35,705
Royal Bank of Scotland Group PLC (United Kingdom)	12,513	7,708
Senior Housing Properties Trust REIT	1,814	30,385
Simon Property Group, Inc. REIT	628	33,579
Sumitomo Mitsui Financial Group, Inc. (Japan)	279	10,727
SVB Financial Group*	458	12,343
T. Rowe Price Group, Inc.	3,265	132,461
Texas Capital Bancshares, Inc.*	1,970	30,240
U.S. Bancorp	4,452	85,478
UBS AG (Switzerland)*	3,335	49,816
UMB Financial Corp.	512	20,547
UniCredito Italiano S.p.A (Italy)*	16,872	44,157
United Community Banks, Inc.	2,710	21,003
Vornado Realty Trust REIT	1,903	88,794
Waddell & Reed Financial, Inc., Class A	1,426	34,794
Washington Real Estate Investment Trust REIT	46	1,006
Wells Fargo & Co.	7,035	179,392
Westamerica Bancorp.	464	24,063
Westpac Banking Corp. (Australia)	2,498	37,731
Zurich Financial Services AG (Switzerland)	198	36,835

		3,880,203

HEALTH CARE — 8.9%
Abbott Laboratories	3,483	156,944
Alexion Pharmaceuticals, Inc.*	1,048	38,252
Alliance Imaging, Inc.*	4,169	28,766
AMERIGROUP Corp.*	418	12,063
Amgen, Inc.*	2,415	120,605
AstraZeneca PLC (United Kingdom)	1,419	58,807
Bayer AG (Germany)	935	53,203
BioMarin Pharmaceuticals, Inc.*	1,316	18,398
Bio-Rad Laboratories, Inc., Class A*	446	33,200
Bruker Corp.*	2,357	15,391
CorVel Corp.*	1,136	24,356
Cross Country Healthcare, Inc.*	2,471	19,175
ev3, Inc.*	926	8,464
GlaxoSmithKline PLC (United Kingdom)	6,263	105,236

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
HEALTH CARE (Continued)
Halozyme Therapeutics, Inc.*	3,946	$27,583
Hologic, Inc.*	3,503	44,383
Humana, Inc.*	2,255	70,649
Illumina, Inc.*	763	28,010
Insulet Corp.*	1,882	13,607
Inverness Medical Innovations, Inc.*	1,155	37,572
Johnson & Johnson	6,471	356,939
Magellan Health Services, Inc.*	898	26,814
Masimo Corp.*	773	18,506
McKesson Corp.	3,585	147,523
Merck & Co., Inc.	5,301	146,202
Myriad Genetics, Inc.*	1,019	36,847
Novartis AG (Switzerland)	2,607	103,894
Onyx Pharmaceuticals, Inc.*	648	15,332
OSI Pharmaceuticals, Inc.*	724	24,471
Perrigo Co.	1,244	33,414
Pfizer, Inc.	15,798	239,971
Psychiatric Solutions, Inc.*	1,036	19,114
Roche Holding AG (Switzerland)	841	114,820
Sanofi-Aventis SA (France)	2,076	132,084
Takeda Pharmaceutical Co. Ltd. (Japan)	1,215	47,986
Thermo Fisher Scientific, Inc.*	1,051	40,894
United Therapeutics Corp.*	295	23,644
UnitedHealth Group, Inc.	3,771	100,309
Zimmer Holdings, Inc.*	681	30,339

		2,573,767

INDUSTRIALS — 7.6%
3M Co.	1,779	101,581
ABB Ltd. (Switzerland)	3,033	49,713
Acuity Brands, Inc.	797	21,662
Aecom Technology Corp.*	1,564	49,907
Alstom SA (France)	279	17,593
Altra Holdings, Inc.*	2,177	14,368
American Science & Engineering, Inc.	673	42,083
BAE Systems PLC (United Kingdom)	4,198	23,135
Baldor Electric Co.	762	17,671
Barnes Group, Inc.	281	4,288
Beacon Roofing Supply, Inc.*	3,247	47,082
Belden, Inc.	588	10,772
Boeing (The) Co.	1,929	86,516
Brady Corp., Class A	849	21,038
Bucyrus International, Inc.	1,153	33,068
Burlington Northern Santa Fe Corp.	897	64,979
Caterpillar, Inc.	1,580	56,027
CLARCOR, Inc.	766	21,954
Cummins, Inc.	2,416	78,351
Danaher Corp.	762	45,987
Deutsche Post AG (Germany)	1,267	17,485
East Japan Railway Co. (Japan)	186	11,068
EMCOR Group, Inc.*	1,068	23,998
Emerson Electric Co.	1,857	59,591
First Advantage Corp., Class A*	747	10,070
Foster Wheeler AG (Switzerland)*	2,069	54,870
FTI Consulting, Inc.*	713	35,807
Fuel Tech, Inc.*	1,956	19,091
General Dynamics Corp.	1,015	57,754
General Electric Co.	23,126	311,737
H&E Equipment Services, Inc.*	2,977	19,648

	Number of Shares	Value
INDUSTRIALS (Continued)
IHS, Inc., Class A*	912	$43,776
Illinois Tool Works, Inc.	1,357	43,818
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	3,379	68,357
Insituform Technologies, Inc., Class A*	2,095	30,566
Komatsu Ltd. (Japan)	1,352	19,617
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,630	30,582
Manpower, Inc.	1,067	45,358
Mitsubishi Corp. (Japan)	1,924	36,261
Mitsui & Co. Ltd. (Japan)	2,254	28,714
Moog, Inc., Class A*	701	16,754
Regal-Beloit Corp.	193	7,625
Schneider Electric SA (France)	335	24,854
Seaboard Corp.	17	18,258
Siemens AG (Germany)	1,023	74,485
Union Pacific Corp.	1,297	63,903
United Parcel Service, Inc., Class B	2,546	130,202
Vestas Wind Systems A/S (Denmark)*	243	17,438
Vinci SA (France)	653	31,310
Wabtec Corp.	653	23,299
Woodward Governor Co.	992	20,366

		2,204,437

INFORMATION TECHNOLOGY — 13.1%
Amkor Technology, Inc.*	3,210	14,573
Anixter International, Inc.*	627	25,720
ANSYS, Inc.*	1,169	34,906
Apple, Inc.*	2,133	289,683
Aruba Networks, Inc.*	6,855	44,626
Benchmark Electronics, Inc.*	632	7,710
CACI International, Inc., Class A*	205	7,866
CANON, Inc. (Japan)	1,444	47,652
Cisco Systems, Inc.*	16,376	302,956
eBay, Inc.*	3,918	69,035
EMC Corp.*	6,505	76,434
Equinix, Inc.*	518	38,539
FLIR Systems, Inc.*	1,738	39,035
Google, Inc., Class A*	882	367,997
Hewlett-Packard Co.	6,303	216,508
Intel Corp.	13,716	215,616
International Business Machines Corp.	3,151	334,888
Itron, Inc.*	532	31,037
Ixia*	5,351	32,641
Jack Henry & Associates, Inc.	1,583	29,080
Lawson Software, Inc.*	914	4,808
Macrovision Solutions Corp.*	1,791	40,423
MasterCard, Inc., Class A	318	56,073
MEMC Electronic Materials, Inc.*	3,207	61,863
MICROS Systems, Inc.*	1,321	34,505
Microsemi Corp.*	1,272	17,121
Microsoft Corp.	23,628	493,588
Motorola, Inc.	6,162	37,342
Nextwave Wireless, Inc.*	9,654	3,089
Nintendo Co. Ltd. (Japan)	86	23,244
Nokia Oyj (Finland)	4,803	73,831
Nuance Communications, Inc.*	3,106	38,514
ON Semiconductor Corp.*	5,670	38,840
Parametric Technology Corp.*	1,772	20,520
Perot Systems Corp., Class A*	2,022	27,621

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Plantronics, Inc.	485	$8,652
Polycom, Inc.*	1,654	28,631
Quest Software, Inc.*	1,794	23,178
RightNow Technologies, Inc.*	2,551	22,423
SAIC, Inc.*	3,029	52,917
SAP AG (Germany)	1,055	45,322
Skyworks Solutions, Inc.*	2,289	21,814
Sohu.com, Inc.*	476	30,055
SRA International, Inc., Class A*	190	3,371
Sybase, Inc.*	1,263	41,085
TechTarget*	3,589	14,428
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	4,323	40,263
THQ, Inc.*	659	4,237
TIBCO Software, Inc.*	927	6,146
Toshiba Corp. (Japan)	4,508	16,860
Tyco Electronics Ltd. (Bermuda)	1,275	22,147
Universal Display Corp.*	2,954	25,966
ValueClick, Inc.*	1,453	16,056
Western Union (The) Co.	2,070	36,494
Xerox Corp.	11,168	75,942
Yahoo!, Inc.*	3,393	53,745

		3,787,616

MATERIALS — 4.2%
Air Liquide SA (France)	335	31,087
Anglo American PLC (United Kingdom)	1,905	54,588
Aptargroup, Inc.	1,019	31,599
ArcelorMittal (Luxembourg)	1,351	44,546
BASF AG (Germany)	1,373	57,817
BHP Billiton Ltd. (Australia)	4,554	126,345
BHP Billiton PLC (United Kingdom)	3,308	78,735
CF Industries Holdings, Inc.	779	60,482
Coeur d’Alene Mines Corp.*	1,131	16,705
Dow Chemical (The) Co.	2,556	45,190
E.I. du Pont de Nemours & Co.	2,301	65,509
Flotek Industries, Inc.*	2,014	4,229
Freeport-McMoRan Copper & Gold, Inc.	1,124	61,179
Greif, Inc., Class A	751	36,288
H.B. Fuller Co.	237	4,034
Minerals Technologies, Inc.	42	1,643
Mosaic (The) Co.	1,193	65,257
Nippon Steel Corp. (Japan)	7,947	30,304
Rio Tinto Ltd. (Australia)	335	17,306
Rio Tinto PLC (United Kingdom)	1,647	74,364
Rockwood Holdings, Inc.*	1,107	16,516
Sensient Technologies Corp.	436	9,993
Terra Industries, Inc.	1,363	37,878
Texas Industries, Inc.	533	18,138
Valhi, Inc.	1,862	20,184
Vulcan Materials Co.	1,304	57,754
Walter Energy, Inc.	762	24,872
Weyerhaeuser Co.	2,559	85,932
Xstrata PLC (United Kingdom)	2,095	23,108

		1,201,582

	Number of Shares	Value
TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	15,397	$381,692
BT Group PLC (United Kingdom)	11,092	15,633
Consolidated Communications Holdings, Inc.	2,313	23,824
Deutsche Telekom AG (Germany)	3,379	38,789
France Telecom SA (France)	2,164	52,837
Koninklijke (Royal) KPN NV (Netherlands)	2,568	33,710
Telefonica SA (Spain)	5,304	114,265
tw telecom, Inc.*	2,497	29,614
Verizon Communications, Inc.	6,800	198,968
Vodafone Group PLC (United Kingdom)	67,942	127,089

		1,016,421

UTILITIES — 2.2%
E.ON AG (Germany)	2,492	87,936
Enel S.p.A (Italy)	6,900	40,824
Exelon Corp.	1,152	55,308
Iberdrola SA (Spain)	4,893	41,763
ITC Holdings Corp.	784	33,626
National Grid PLC (United Kingdom)	3,742	36,114
Nicor, Inc.	942	29,626
PG&E Corp.	4,692	172,242
PPL Corp.	1,125	36,529
RWE AG (Germany)	583	48,365
Suez SA (France)	163	5,897
Westar Energy, Inc.	1,850	33,023

		621,253

Total Common Stocks
(Cost $33,225,859)		23,656,981

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14
(Belgium)*	3,513	0
Lloyds Banking Group Subscription Shares,
expiring 6/05/09 (United Kingdom)*	5,448	2,598

Total Rights
(Cost $0)		2,598

	Principal Amount	Value
CORPORATE BONDS — 9.4%

CONSUMER DISCRETIONARY — 0.5%
CBS Corp.
7.875%, 7/30/30	$17,000	13,899
Comcast Corp.
6.45%, 3/15/37	23,000	21,706
Home Depot (The), Inc.
5.40%, 3/01/16	28,000	27,505
News America, Inc.
6.20%, 12/15/34	28,000	22,913
Time Warner Cable, Inc.
6.55%, 5/01/37	21,000	19,587
Time Warner, Inc.
7.70%, 5/01/32	22,000	20,220

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
CONSUMER DISCRETIONARY (Continued)
Viacom, Inc.
6.25%, 4/30/16	$17,000	$16,272

		142,102

CONSUMER STAPLES — 1.5%
Coca-Cola Enterprises, Inc.
8.50%, 2/01/22	28,000	35,571
Kraft Foods
6.50%, 8/11/17	34,000	35,542
Procter & Gamble (The) Co.
5.55%, 3/05/37	318,000	313,758
Wal-Mart Stores, Inc.
4.55%, 5/01/13	6,000	6,315
6.50%, 8/15/37	46,000	49,532

		440,718

ENERGY — 0.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16	29,000	27,777
Canadian Natural Resources Ltd. (Canada)
5.70%, 5/15/17	22,000	21,221
ConocoPhillips
5.90%, 10/15/32	42,000	38,966
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	16,000	15,744

		103,708

FINANCIALS — 3.7%
Allstate (The) Corp.
5.55%, 5/09/35	38,000	29,605
American Express Co.
6.80%, 9/01/66 (c)	124,000	84,241
Bear Stearns & Co., Inc.
7.25%, 2/01/18	34,000	35,108
Capital One Financial Corp.
6.15%, 9/01/16	17,000	14,309
Credit Suisse (USA), Inc.
7.125%, 7/15/32	108,000	114,052
Deutsche Bank AG London (Germany)
6.00%, 9/01/17	29,000	29,193
General Electric Capital Corp., Series A MTN
6.75%, 3/15/32	43,000	38,531
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	226,000	189,997
Goldman Sachs Group, LP
5.00%, 10/01/14	16,000	15,699
HSBC Holdings PLC (United Kingdom)
6.50%, 9/15/37	300,000	272,896
Landwirtschaftliche Rentenbank, Series G
MTN (Germany)
5.00%, 11/08/16	46,000	47,250
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	20,000	18,656
Royal Bank of Scotland Group PLC
(United Kingdom)
5.00%, 10/01/14	11,000	8,579
SLM Corp., Series A MTN
5.375%, 5/15/14	11,000	7,323

	Principal Amount	Value
FINANCIALS (Continued)
Travelers (The) Cos., Inc.
6.25%, 3/15/37 (c)	$153,000	$108,688
Unilever Capital Corp.
5.90%, 11/15/32	29,000	28,150
Wells Fargo & Co.
5.00%, 11/15/14	16,000	15,468

		1,057,745

HEALTH CARE — 1.9%
Abbott Laboratories
5.875%, 5/15/16	16,000	17,170
AmerisourceBergen Corp.
5.875%, 9/15/15	17,000	16,345
AstraZeneca PLC (United Kingdom)
6.45%, 9/15/37	147,000	165,823
Bristol-Myers Squibb Co.
5.875%, 11/15/36	30,000	30,244
Eli Lilly & Co.
5.55%, 3/15/37	331,000	308,710
WellPoint, Inc.
5.25%, 1/15/16	16,000	14,765

		553,057

INDUSTRIALS — 0.1%
Burlington Northern Santa Fe Corp.
6.15%, 5/01/37	14,000	13,363
CSX Corp.
6.00%, 10/01/36	33,000	26,777

		40,140

INFORMATION TECHNOLOGY — 0.1%
Oracle Corp.
5.25%, 1/15/16	29,000	30,143

MATERIALS — 0.3%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	37,000	38,244
CRH America, Inc.
6.00%, 9/30/16	14,000	11,777
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	13,000	11,784
Weyerhaeuser Co.
7.375%, 3/15/32	26,000	19,996

		81,801

TELECOMMUNICATION SERVICES — 0.6%
BellSouth Corp.
6.00%, 11/15/34	48,000	42,814
Embarq Corp.
7.082%, 6/01/16	12,000	11,776
Verizon Global Funding Corp.
7.75%, 12/01/30	91,000	99,526
Vodafone Group PLC (United Kingdom)
5.625%, 2/27/17	11,000	11,370

		165,486

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
UTILITIES — 0.3%
Constellation Energy Group
4.55%, 6/15/15	$25,000	$21,103
Dominion Resources, Inc., Series C
5.15%, 7/15/15	16,000	15,637
Midamerican Energy Holdings Co.
6.125%, 4/01/36	25,000	23,197
Pacific Gas & Electric Co.
6.05%, 3/01/34	32,000	32,379

		92,316

Total Corporate Bonds
(Amortized Cost $2,796,850)		2,707,216

UNITED STATES GOVERNMENT &
AGENCIES OBLIGATIONS — 6.7%

FEDERAL HOME LOAN MORTGAGE CORP. — 0.4%
6.25%, 7/15/32	104,000	122,547

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.5%
5.00%, 4/15/15	55,000	60,874
5.00%, 5/11/17	79,000	85,499

		146,373

UNITED STATES TREASURY BONDS/NOTES — 5.8%
3.50%, 2/15/10	300	307
4.75%, 2/15/10	9,200	9,484
4.50%, 5/15/10	512,300	531,892
4.75%, 5/15/14	333,400	371,220
7.50%, 11/15/16	67,700	86,952
8.125%, 8/15/19	138,100	189,456
7.625%, 2/15/25	83,600	116,295
6.25%, 5/15/30	73,100	92,232
5.00%, 5/15/37	67,700	74,798
4.375%, 2/15/38	191,200	192,126

		1,664,762

Total United States Government &
Agencies Obligations
(Amortized Cost $1,868,239)		1,933,682

SOVEREIGN BONDS — 0.4%
Province of Quebec Canada (Canada)
7.50%, 9/15/29	78,000	94,137
Republic of Italy (Italy)
5.25%, 9/20/16	25,000	25,755
United Mexican States (Mexico)
5.625%, 1/15/17	8,000	8,200

Total Sovereign Bonds
(Amortized Cost $134,802)		128,092

Total Investments — 98.3%
(Amortized Cost $38,025,750)		$28,428,569
Cash Equivalents — 1.2% (b)		355,850
Other assets less liabilities — 0.5%		152,871

Net Assets — 100.0%		$28,937,290

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.
(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.68% at May 31, 2009.
(c) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —quoted prices in active markets for identical securities

Level 2 —other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities

Level 1 — Quoted Prices	$23,656,981
Level 2 — Other Significant Observable Inputs†	5,127,438
Level 3 — Significant Unobservable Inputs	—

Total Fair Value	$28,784,419

† Includes the cash equivalents of $355,850.

COUNTRY BREAKDOWN AS OF MAY 31, 2009

	Value	% of Net Assets
United States	$21,652,953	74.8%
United Kingdom	2,018,114	7.0
France	732,176	2.5
Germany	723,796	2.5
Switzerland	684,602	2.4
Japan	666,964	2.3
Spain	361,563	1.2
Australia	325,458	1.1
Italy	276,995	1.0
Bermuda	181,532	0.6
Netherlands Antillies	178,329	0.6
Netherlands	147,081	0.5
Canada	115,358	0.4
Sweden	80,212	0.3
Finland	73,831	0.3
Luxembourg	44,546	0.2
Norway	39,067	0.1
Greece	35,796	0.1
Panama	26,911	0.1
Cayman Islands	22,517	0.1
Denmark	17,438	0.1
Belgium	15,130	0.1
Mexico	8,200	0.0

Total Investments	28,428,569	98.3
Cash Equivalents	355,850	1.2
Other assets less liabilities	152,871	0.5

Net Assets	$28,937,290	100.0%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND
May 31, 2009

	Number of Shares	Value
COMMON STOCKS — 94.6%

CONSUMER DISCRETIONARY — 9.0%
Aeropostale, Inc.*	1,116	$38,636
American Axle & Manufacturing Holdings, Inc.	4,757	9,704
Blyth, Inc.	2,344	77,844
Buffalo Wild Wings, Inc.*	1,354	48,067
CBS Corp., Class B	10,878	80,280
Champion Enterprises, Inc.*	12,064	5,308
Children’s Place Retail Stores (The), Inc.*	71	2,550
Cinemark Holdings, Inc.	608	6,457
Comcast Corp., Class A	7,886	108,590
Compagnie Financiere Richemont SA, Class A (Switzerland)	777	16,889
Crown Media Holdings, Inc., Class A*	10,083	23,897
Daimler AG (Germany)	1,546	56,567
DeVry, Inc.	1,254	54,637
DIRECTV Group (The), Inc.*	3,087	69,458
Fossil, Inc.*	1,289	28,848
Fred’s, Inc., Class A	3,112	39,927
Hennes & Mauritz AB, Class B (Sweden)	647	30,770
Home Depot (The), Inc.	5,099	118,093
HONDA MOTOR Co. Ltd. (Japan)	2,255	64,965
Hovnanian Enterprises, Inc., Class A*	5,202	13,941
J. Crew Group, Inc.*	1,115	28,834
Johnson Controls, Inc.	1,799	35,854
Las Vegas Sands Corp.*	1,385	13,725
Lear Corp.*	794	985
Life Time Fitness, Inc.*	224	4,140
LKQ Corp.*	2,208	33,760
LVMH Moet Hennessy Louis Vuitton SA (France)	359	29,742
Marvel Entertainment, Inc.*	1,394	46,253
McDonald’s Corp.	2,955	174,315
National Presto Industries, Inc.	609	49,621
Netflix, Inc.*	1,048	41,312
Omnicom Group, Inc.	4,675	142,588
Panasonic Corp. (Japan)	2,577	36,932
Priceline.com, Inc.*	680	74,875
Regis Corp.	384	6,732
Sony Corp. (Japan)	1,677	43,833
Strayer Education, Inc.	243	44,778
Superior Industries International, Inc.	2,195	26,516
Target Corp.	2,279	89,565
Time Warner, Inc.	8,945	209,491
Toyota Motor Corp. (Japan)	4,272	170,513
Tupperware Brands Corp.	951	23,128
Vail Resorts, Inc.*	882	24,246
Vivendi (France)	1,648	43,317
Volkswagen AG (Germany)	202	61,041
Walt Disney (The) Co.	5,361	129,843

		2,481,367

CONSUMER STAPLES — 10.6%
Archer-Daniels-Midland Co.	2,180	59,994
British American Tobacco PLC (United Kingdom)	2,575	70,091
Carrefour SA (France)	1,054	47,121

	Number of Shares	Value
CONSUMER STAPLES (Continued)
Casey’s General Stores, Inc.	268	$6,762
Central European Distribution Corp.*	636	16,008
Coca-Cola (The) Co.	6,642	326,521
CVS Caremark Corp.	4,047	120,601
Diageo PLC (United Kingdom)	3,636	49,427
Flowers Foods, Inc.	1,575	33,343
Fresh Del Monte Produce, Inc. (Cayman Islands)*	634	11,247
Groupe DANONE (France)	746	37,095
H.J. Heinz Co.	4,213	154,112
Kraft Foods, Inc., Class A	4,146	108,252
Nash Finch Co.	1,115	32,681
Nestle SA (Switzerland)	5,793	210,220
Philip Morris International, Inc.	5,747	245,052
Procter & Gamble (The) Co.	7,993	415,155
Reynolds American, Inc.	3,785	151,286
Ruddick Corp.	949	23,877
Safeway, Inc.	6,629	134,304
Tesco PLC (United Kingdom)	11,179	65,779
Unilever NV (Netherlands)	2,481	59,366
Unilever PLC (United Kingdom)	1,945	45,478
Wal-Mart Stores, Inc.	10,378	516,201

		2,939,973

ENERGY — 13.7%
Alpha Natural Resources, Inc.*	1,066	29,368
BG Group PLC (United Kingdom)	5,309	96,568
BP PLC (United Kingdom)	29,488	242,985
Bristow Group, Inc.*	233	7,370
Chevron Corp.	6,442	429,488
ConocoPhillips	4,767	218,519
Crosstex Energy, Inc.	973	3,406
Dawson Geophysical Co.*	721	19,366
Delta Petroleum Corp.*	2,034	4,068
Encore Acquisition Co.*	992	35,206
ENI S.p.A (Italy)	4,227	102,072
Exterran Holdings, Inc.*	1,241	24,708
Exxon Mobil Corp.	15,409	1,068,613
GulfMark Offshore, Inc.*	41	1,251
Hercules Offshore, Inc.*	1,759	8,162
Mariner Energy, Inc.*	1,656	23,946
Occidental Petroleum Corp.	2,550	171,131
Petrohawk Energy Corp.*	3,541	89,233
Pride International, Inc.*	2,688	65,103
Repsol YPF SA (Spain)	1,461	32,736
Royal Dutch Shell PLC, Class A (United Kingdom)	5,680	152,044
Royal Dutch Shell PLC, Class B (United Kingdom)	4,289	115,847
Schlumberger Ltd. (Netherlands Antilles)	3,559	203,682
Ship Finance International Ltd. (Bermuda)	1,407	17,419
Smith International, Inc.	2,540	74,143
Southwestern Energy Co.*	5,364	233,173
StatoilHydro ASA (Norway)	2,083	43,774
Total SA (France)	3,348	193,111
Union Drilling, Inc.*	1,789	17,514

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
ENERGY (Continued)
Whiting Petroleum Corp.*	767	$35,942
Woodside Petroleum Ltd. (Australia)	757	26,268

		3,786,216

FINANCIALS — 15.6%
Aflac, Inc.	1,203	42,707
Alexander’s, Inc. REIT	108	29,161
Alexandria Real Estate Equities, Inc. REIT	566	20,319
Allianz SE (Germany)	670	65,815
American Equity Investment Life Holding Co.	4,498	26,133
American Express Co.	3,103	77,110
American International Group, Inc.	8,357	14,123
Apollo Investment Corp.	2,502	13,786
Aspen Insurance Holdings Ltd. (Bermuda)	1,595	36,829
Assicurazioni Generali S.p.A (Italy)	1,704	37,747
Assured Guaranty Ltd. (Bermuda)	1,657	21,723
AXA (France)	2,578	47,839
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,216	75,491
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	2,364	29,952
Banco Santander SA (Spain)	9,450	100,186
Bank of America Corp.	11,404	128,523
Bank of New York Mellon (The) Corp.	3,627	100,758
Barclays PLC (United Kingdom)	11,380	54,594
BioMed Realty Trust, Inc. REIT	1,407	13,831
BNP Paribas (France)	1,267	87,427
Capital One Financial Corp.	4,619	112,888
Capital Southwest Corp.	287	20,549
Charles Schwab (The) Corp.	3,034	53,398
Citigroup, Inc.	13,573	50,492
Commonwealth Bank of Australia (Australia)	1,703	47,901
Corporate Office Properties Trust REIT	916	27,187
Cousins Properties, Inc. REIT	195	1,755
Credit Suisse Group (Switzerland)	1,757	78,389
Deutsche Bank AG (Germany)	858	57,444
Digital Realty Trust, Inc. REIT	1,154	41,279
eHealth, Inc.*	2,312	36,992
Entertainment Properties Trust REIT	60	1,219
Equity One, Inc. REIT	1,573	22,714
Fifth Third Bancorp	6,389	44,084
First Cash Financial Services, Inc.*	1,858	28,074
Fortis (Belgium)*	4,404	16,831
Franklin Resources, Inc.	742	49,603
GAMCO Investors, Inc., Class A	292	15,345
Goldman Sachs Group (The), Inc.	1,075	155,413
Greenhill & Co., Inc.	147	10,805
Highwoods Properties, Inc. REIT	1,139	25,764
Home Properties, Inc. REIT	35	1,166
HSBC Holdings PLC (United Kingdom)	17,370	155,875
ING Groep NV (Netherlands)	3,113	32,704
Interactive Brokers Group, Inc., Class A*	69	1,026
International Bancshares Corp.	1,328	14,900
Intesa Sanpaolo S.p.A (Italy)	12,689	45,036
JPMorgan Chase & Co.	8,472	312,618
Knight Capital Group, Inc., Class A*	2,163	37,225
LaBranche & Co., Inc.*	4,701	20,261

	Number of Shares	Value
FINANCIALS (Continued)
Lloyds TSB Group PLC (United Kingdom)	9,767	$10,710
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,594	85,162
Mizuho Financial Group, Inc. (Japan)	14,636	34,959
National Australia Bank Ltd. (Australia)	2,475	43,624
National Bank of Greece SA ADR (Greece)*	6,976	39,833
National Retail Properties, Inc. REIT	511	8,743
Nationwide Health Properties, Inc. REIT	1,492	39,642
Northern Trust Corp.	2,639	152,138
Odyssey Re Holdings Corp.	1,200	48,252
optionsXpress Holdings, Inc.	136	2,324
Platinum Underwriters Holdings Ltd. (Bermuda)	1,029	29,666
Potlatch Corp. REIT	813	21,284
ProAssurance Corp.*	664	30,019
ProLogis REIT	3,896	33,077
Public Storage REIT	2,252	150,006
Realty Income Corp. REIT	1,851	39,741
Royal Bank of Scotland Group PLC (United Kingdom)	16,071	9,900
Senior Housing Properties Trust REIT	2,019	33,818
Simon Property Group, Inc. REIT	697	37,269
Sumitomo Mitsui Financial Group, Inc. (Japan)	453	17,417
SVB Financial Group*	580	15,631
T. Rowe Price Group, Inc.	3,632	147,350
Texas Capital Bancshares, Inc.*	2,294	35,213
U.S. Bancorp	4,952	95,078
UBS AG (Switzerland)*	3,710	55,418
UMB Financial Corp.	646	25,924
UniCredito Italiano S.p.A (Italy)*	18,768	49,119
United Community Banks, Inc.	2,945	22,824
Vornado Realty Trust REIT	2,113	98,593
Waddell & Reed Financial, Inc., Class A	1,585	38,674
Wells Fargo & Co.	7,825	199,538
Westamerica Bancorp.	504	26,137
Westpac Banking Corp. (Australia)	2,780	41,991
Zurich Financial Services AG (Switzerland)	220	40,928

		4,302,993

HEALTH CARE — 10.4%
Abbott Laboratories	3,875	174,608
Alexion Pharmaceuticals, Inc.*	1,164	42,486
Alliance Imaging, Inc.*	4,241	29,263
AMERIGROUP Corp.*	151	4,358
Amgen, Inc.*	2,686	134,139
AstraZeneca PLC (United Kingdom)	1,940	80,398
Bayer AG (Germany)	1,040	59,177
BioMarin Pharmaceuticals, Inc.*	1,465	20,481
Bio-Rad Laboratories, Inc., Class A*	496	36,922
Bruker Corp.*	2,927	19,113
CorVel Corp.*	1,263	27,079
Cross Country Healthcare, Inc.*	2,748	21,324
ev3, Inc.*	485	4,433
GlaxoSmithKline PLC (United Kingdom)	7,030	118,124
Halozyme Therapeutics, Inc.*	4,305	30,092
Hologic, Inc.*	3,896	49,362
Humana, Inc.*	2,509	78,607
Illumina, Inc.*	1,071	39,316

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
HEALTH CARE (Continued)
Insulet Corp.*	2,260	$16,340
Inverness Medical Innovations, Inc.*	1,345	43,753
Johnson & Johnson	7,200	397,153
Magellan Health Services, Inc.*	921	27,501
Masimo Corp.*	860	20,588
McKesson Corp.	3,989	164,147
Merck & Co., Inc.	5,897	162,639
Myriad Genetics, Inc.*	1,210	43,754
Novartis AG (Switzerland)	2,900	115,570
Onyx Pharmaceuticals, Inc.*	768	18,171
OSI Pharmaceuticals, Inc.*	805	27,209
Perrigo Co.	1,385	37,201
Pfizer, Inc.	17,575	266,964
Psychiatric Solutions, Inc.*	1,152	21,254
Roche Holding AG (Switzerland)	936	127,790
Sanofi-Aventis SA (France)	2,328	148,118
Takeda Pharmaceutical Co. Ltd. (Japan)	1,192	47,078
Thermo Fisher Scientific, Inc.*	1,170	45,525
United Therapeutics Corp.*	329	26,369
UnitedHealth Group, Inc.	4,195	111,587
Zimmer Holdings, Inc.*	758	33,769

		2,871,762

INDUSTRIALS — 8.8%
3M Co.	1,979	113,000
ABB Ltd. (Switzerland)	3,373	55,286
Acuity Brands, Inc.	887	24,109
Aecom Technology Corp.*	1,741	55,555
Alstom SA (France)	311	19,611
Altra Holdings, Inc.*	2,422	15,985
American Science & Engineering, Inc.	749	46,835
BAE Systems PLC (United Kingdom)	4,671	25,741
Baldor Electric Co.	848	19,665
Barnes Group, Inc.	301	4,593
Beacon Roofing Supply, Inc.*	3,403	49,344
Belden, Inc.	418	7,658
Boeing (The), Co.	2,146	96,248
Brady Corp., Class A	961	23,814
Bucyrus International, Inc.	1,283	36,796
Burlington Northern Santa Fe Corp.	997	72,223
Caterpillar, Inc.	1,757	62,303
CLARCOR, Inc.	853	24,447
Cummins, Inc.	2,687	87,139
Danaher Corp.	848	51,177
Deutsche Post AG (Germany)	1,410	19,459
East Japan Railway Co. (Japan)	374	22,255
EMCOR Group, Inc.*	1,272	28,582
Emerson Electric Co.	2,067	66,330
First Advantage Corp., Class A*	99	1,335
Foster Wheeler AG (Switzerland)*	2,302	61,049
FTI Consulting, Inc.*	794	39,875
Fuel Tech, Inc.*	2,177	21,248
General Dynamics Corp.	1,130	64,297
General Electric Co.	25,727	346,799
H&E Equipment Services, Inc.*	3,313	21,866
IHS, Inc., Class A*	1,111	53,328
Illinois Tool Works, Inc.	1,510	48,758
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	3,759	76,045

	Number of Shares	Value
INDUSTRIALS (Continued)
Insituform Technologies, Inc., Class A*	2,332	$34,024
Komatsu Ltd. (Japan)	1,464	21,242
Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,814	34,034
Manpower, Inc.	1,188	50,502
Mitsubishi Corp. (Japan)	2,142	40,369
Mitsui & Co. Ltd. (Japan)	2,252	28,688
Moog, Inc., Class A*	780	18,642
Regal-Beloit Corp.	75	2,963
Schneider Electric SA (France)	373	27,673
Seaboard Corp.	19	20,406
Siemens AG (Germany)	1,138	82,859
Union Pacific Corp.	1,443	71,097
United Parcel Service, Inc., Class B	2,828	144,623
Vestas Wind Systems A/S (Denmark)*	271	19,448
Vinci SA (France)	727	34,859
Wabtec Corp.	726	25,904
Woodward Governor Co.	1,102	22,624

		2,442,712

INFORMATION TECHNOLOGY — 15.1%
Amkor Technology, Inc.*	3,570	16,208
Anixter International, Inc.*	697	28,591
ANSYS, Inc.*	1,300	38,818
Apple, Inc.*	2,373	322,277
Aruba Networks, Inc.*	7,749	50,446
Benchmark Electronics, Inc.*	357	4,355
CACI International, Inc., Class A*	221	8,480
CANON, Inc. (Japan)	1,693	55,869
Cisco Systems, Inc.*	18,218	337,033
eBay, Inc.*	4,358	76,788
EMC Corp.*	7,236	85,023
Equinix, Inc.*	578	43,003
FLIR Systems, Inc.*	1,948	43,752
Google, Inc., Class A*	906	378,010
Hewlett-Packard Co.	7,012	240,862
Intel Corp.	15,257	239,840
International Business Machines Corp.	3,506	372,618
Itron, Inc.*	591	34,479
Ixia*	5,952	36,307
Jack Henry & Associates, Inc.	1,761	32,350
Lawson Software, Inc.*	1,245	6,549
Macrovision Solutions Corp.*	1,993	44,982
MasterCard, Inc., Class A	354	62,421
MEMC Electronic Materials, Inc.*	3,568	68,827
MICROS Systems, Inc.*	1,469	38,370
Microsemi Corp.*	1,415	19,046
Microsoft Corp.	25,967	542,451
Motorola, Inc.	6,856	41,547
Nextwave Wireless, Inc.*	10,740	3,437
Nintendo Co. Ltd. (Japan)	109	29,461
Nokia Oyj (Finland)	5,343	82,131
Nuance Communications, Inc.*	3,454	42,830
ON Semiconductor Corp.*	6,308	43,210
Parametric Technology Corp.*	1,970	22,813
Perot Systems Corp., Class A*	2,248	30,708
Plantronics, Inc.	206	3,675
Polycom, Inc.*	1,841	31,868

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Quest Software, Inc.*	1,996	$25,788
RightNow Technologies, Inc.*	2,838	24,946
SAIC, Inc.*	3,371	58,891
SAP AG (Germany)	1,174	50,434
Skyworks Solutions, Inc.*	2,548	24,282
Sohu.com, Inc.*	529	33,401
SRA International, Inc., Class A*	276	4,896
Sybase, Inc.*	1,405	45,705
TechTarget*	3,993	16,052
Telefonaktiebolaget LM Ericsson, B Shares (Sweden)	4,776	44,482
THQ, Inc.	769	4,945
TIBCO Software, Inc.*	1,199	7,949
Toshiba Corp. (Japan)	5,629	21,052
Tyco Electronics Ltd. (Bermuda)	1,419	24,648
Universal Display Corp.*	3,286	28,884
ValueClick, Inc.*	1,645	18,177
Western Union (The) Co.	2,302	40,584
Xerox Corp.	12,424	84,483
Yahoo!, Inc.*	3,775	59,796

		4,178,830

MATERIALS — 4.8%
Air Liquide SA (France)	373	34,613
Anglo American PLC (United Kingdom)	2,119	60,720
AptarGroup, Inc.	1,124	34,855
ArcelorMittal (Luxembourg)	1,504	49,591
BASF AG (Germany)	1,527	64,301
BHP Billiton Ltd. (Australia)	5,066	140,549
BHP Billiton PLC (United Kingdom)	3,680	87,588
CF Industries Holdings, Inc.	866	67,236
Coeur d’Alene Mines Corp.*	1,258	18,581
Dow Chemical (The) Co.	2,844	50,282
E.I. du Pont de Nemours & Co.	2,560	72,883
Flotek Industries, Inc.*	2,239	4,702
Freeport-McMoRan Copper & Gold, Inc.	1,251	68,092
Greif, Inc., Class A	835	40,347
H.B. Fuller Co.	261	4,442
Minerals Technologies, Inc.	41	1,604
Mosaic (The) Co.	1,328	72,642
Nippon Steel Corp. (Japan)	9,029	34,430
Rio Tinto Ltd. (Australia)	334	17,255
Rio Tinto PLC (United Kingdom)	1,835	82,853
Rockwood Holdings, Inc.*	1,231	18,367
Sensient Technologies Corp.	95	2,177
Terra Industries, Inc.	1,515	42,102
Texas Industries, Inc.	593	20,180
Valhi, Inc.	2,070	22,439
Vulcan Materials Co.	1,450	64,221
Walter Energy, Inc.	902	29,441
Weyerhaeuser Co.	2,847	95,602
Xstrata PLC (United Kingdom)	2,067	22,799

		1,324,894

TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	17,128	424,602
BT Group PLC (United Kingdom)	12,338	17,389

	Number of Shares	Value
TELECOMMUNICATION SERVICES (Continued)
Consolidated Communications Holdings, Inc.	2,547	$26,234
Deutsche Telekom AG (Germany)	3,760	43,162
France Telecom SA (France)	2,407	58,771
Koninklijke (Royal) KPN NV (Netherlands)	2,858	37,517
Telefonica SA (Spain)	5,899	127,083
tw telecom, Inc.*	2,752	32,639
Verizon Communications, Inc.	7,564	221,323
Vodafone Group PLC (United Kingdom)	75,582	141,380

		1,130,100

UTILITIES — 2.5%
E.ON AG (Germany)	2,769	97,710
Enel S.p.A (Italy)	7,670	45,380
Exelon Corp.	1,282	61,549
Iberdrola SA (Spain)	5,442	46,448
ITC Holdings Corp.	871	37,357
National Grid PLC (United Kingdom)	4,160	40,149
Nicor, Inc.	1,001	31,481
PG&E Corp.	5,219	191,590
PPL Corp.	1,250	40,588
RWE AG (Germany)	647	53,675
Suez SA (France)	1	36
Westar Energy, Inc.	2,127	37,967

		683,930

Total Common Stocks
(Cost $37,378,039)		26,142,777

RIGHTS — 0.0% (a)

FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*	3,912	0
Lloyds Banking Group Subscription Shares,
expiring 6/05/09 (United Kingdom)*	6,068	2,893

Total Rights
(Cost $0)		2,893

	Principal Amount	Value
CORPORATE BONDS — 3.4%

CONSUMER DISCRETIONARY — 0.4%
CBS Corp.
7.875%, 7/30/30	$5,000	4,088
Comcast Corp.
6.45%, 3/15/37	44,000	41,525
Home Depot (The), Inc.
5.40%, 3/01/16	3,000	2,947
News America, Inc.
6.20%, 12/15/34	33,000	27,004
Time Warner Cable, Inc.
6.55%, 5/01/37	41,000	38,241
Time Warner, Inc.
7.70%, 5/01/32	5,000	4,595
Viacom, Inc.
6.25%, 4/30/16	6,000	5,743

		124,143

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
CONSUMER STAPLES — 0.4%
CVS Caremark Corp.
6.302%, 6/01/37	$18,000	$12,248
Pepsi Bottling Group (The), Inc., Series B
7.00%, 3/01/29	4,000	4,407
Procter & Gamble (The) Co.
5.55%, 3/05/37	46,000	45,387
Wal-Mart Stores, Inc.
6.50%, 8/15/37	54,000	58,146

		120,188

ENERGY — 0.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16	2,000	1,916
Canadian Natural Resources Ltd. (Canada)
5.70%, 5/15/17	2,000	1,929
ConocoPhillips
5.90%, 10/15/32	28,000	25,977
Enterprise Products Operating LP, Series B
5.60%, 10/15/14	2,000	1,968

		31,790

FINANCIALS — 1.1%
Allstate (The) Corp.
5.55%, 5/09/35	35,000	27,268
American Express Co.
6.80%, 9/01/66	72,000	48,914
Capital One Financial Corp.
6.15%, 9/01/16	8,000	6,734
Credit Suisse (USA), Inc.
7.125%, 7/15/32	28,000	29,569
General Electric Capital Corp., Series A MTN
6.75%, 3/15/32	7,000	6,273
Goldman Sachs Group, LP
5.00%, 10/01/14	2,000	1,962
Goldman Sachs Group (The), Inc.
6.75%, 10/01/37	69,000	58,008
HSBC Holdings PLC (United Kingdom)
6.50%, 9/15/37	48,000	43,663
Landwirtschaftliche Rentenbank,
Series G MTN (Germany)
5.00%, 11/08/16	9,000	9,245
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	4,000	3,718
Royal Bank of Scotland Group PLC
(United Kingdom)
5.00%, 10/01/14	3,000	2,340
SLM Corp., Series A MTN
5.375%, 5/15/14	2,000	1,331
Travelers (The) Cos., Inc.
6.25%, 3/15/37 (c)	46,000	32,677
Unilever Capital Corp.
5.90%, 11/15/32	35,000	33,975
Wells Fargo & Co.
5.00%, 11/15/14	2,000	1,933

		307,610

	Principal Amount	Value
HEALTH CARE — 0.4%
Abbott Laboratories
5.875%, 5/15/16	$2,000	$2,146
Bristol-Myers Squibb Co.
5.875%, 11/15/36	52,000	52,424
Eli Lilly & Co.
5.55%, 3/15/37	46,000	42,902
WellPoint, Inc.
5.25%, 1/15/16	2,000	1,846

		99,318

INDUSTRIALS — 0.3%
Burlington Northern Santa Fe Corp.
6.15%, 5/01/37	45,000	42,952
CSX Corp.
6.00%, 10/01/36	33,000	26,777

		69,729

MATERIALS — 0.2%
BHP Billiton Finance USA Ltd. (Australia)
4.80%, 4/15/13	9,000	9,303
CRH America, Inc.
6.00%, 9/30/16	6,000	5,047
Vale Overseas Ltd. (Cayman Islands)
6.875%, 11/21/36	43,000	38,977
Weyerhaeuser Co.
7.375%, 3/15/32	6,000	4,615

		57,942

TELECOMMUNICATION SERVICES — 0.3%
BellSouth Corp.
6.00%, 11/15/34	36,000	32,110
Embarq Corp.
7.082%, 6/01/16	6,000	5,888
Verizon Global Funding Corp.
7.75%, 12/01/30	27,000	29,530
Vodafone Group PLC (United Kingdom)
5.625%, 2/27/17	3,000	3,101

		70,629

UTILITIES — 0.2%
Constellation Energy Group
4.55%, 6/15/15	2,000	1,688
Dominion Resources, Inc., Series C
5.15%, 7/15/15	2,000	1,955
Midamerican Energy Holdings Co.
6.125%, 4/01/36	33,000	30,620
Pacific Gas & Electric Co.
6.05%, 3/01/34	28,000	28,332

		62,595

Total Corporate Bonds
(Amortized Cost $1,016,249)		943,944

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
UNITED STATES GOVERNMENT &
AGENCIES OBLIGATIONS — 1.0%

FEDERAL HOME LOAN MORTGAGE CORP. — 0.0% (a)
6.25%, 7/15/32	$3,000	$3,536

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.0% (a)
5.00%, 4/15/15	6,000	6,641

UNITED STATES TREASURY BONDS/NOTES — 1.0%
3.50%, 2/15/10	1,100	1,124
4.75%, 2/15/10	8,000	8,247
4.50%, 5/15/10	54,400	56,480
4.875%, 4/30/11	28,200	30,339
4.75%, 5/15/14	300	334
8.125%, 8/15/19	15,600	21,401
7.625%, 2/15/25	19,600	27,265
6.25%, 5/15/30	3,600	4,542
5.00%, 5/15/37	34,200	37,786
4.375%, 2/15/38	91,400	91,844

		279,362

Total United States Government &
Agencies Obligations
(Amortized Cost $288,330)		289,539

SOVEREIGN BONDS — 0.0% (a)
Province of Quebec Canada (Canada)
7.50%, 9/15/29
Total Sovereign Bonds
(Amortized Cost $9,035)	7,000	8,448

Total Investments — 99.0%
(Amortized Cost $38,691,653)		27,387,601
Cash Equivalents – 0.5% (b)		137,053
Other assets less liabilities — 0.5%		126,464

Net Assets — 100.0%		27,651,118

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.
(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.68% at May 31, 2009.
(c) Variable Rate Coupon. Stated interest rate was in effect at May 31, 2009.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —quoted prices in active markets for identical securities

Level 2 —other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$26,142,777
Level 2 — Other Significant Observable Inputs†	1,381,877
Level 3 — Significant Unobservable Inputs	—

Total Fair Value	$27,524,654

† Includes the cash equivalents of $137,053

COUNTRY BREAKDOWN AS OF MAY 31, 2009

	Value	% of Net Assets
United States	$20,563,942	74.4%
United Kingdom	1,798,437	6.5
France	809,333	2.9
Switzerland	761,539	2.7
Japan	754,227	2.7
Germany	720,890	2.6
Spain	381,944	1.4
Australia	326,890	1.2
Italy	279,354	1
Bermuda	206,329	0.7
Netherlands Antillies	203,681	0.7
Netherlands	163,620	0.6
Finland	82,131	0.3
Sweden	75,253	0.3
Cayman Islands	50,225	0.2
Luxembourg	49,591	0.2
Norway	43,774	0.2
Greece	39,833	0.1
Panama	29,952	0.1
Denmark	19,448	0.1
Belgium	16,831	0.1
Canada	10,377	0

Total Investments	27,387,601	99
Cash Equivalents	137,053	0.5
Other assets less liabilities	126,464	0.5

Net Assets	$27,651,118	100%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
May 31, 2009

	Number of Shares	Value
COMMON STOCKS — 10.4%

CONSUMER DISCRETIONARY — 0.9%
American Axle & Manufacturing Holdings, Inc.	839	$1,712
Blyth, Inc.	244	8,103
Buffalo Wild Wings, Inc. *	134	4,757
CBS Corp., Class B	1,119	8,258
Champion Enterprises, Inc. *	1,925	847
Comcast Corp., Class A	753	10,369
Compagnie Financiere Richemont SA, Class A (Switzerland)	86	1,869
Crown Media Holdings, Inc., Class A *	1,098	2,602
Daimler AG (Germany)	135	4,940
DeVry, Inc.	124	5,403
DIRECTV Group (The), Inc. *	297	6,683
Fred’s, Inc., Class A	353	4,529
Hennes & Mauritz AB, Class B (Sweden)	69	3,282
Home Depot (The), Inc.	532	12,321
HONDA MOTOR Co. Ltd. (Japan)	232	6,684
Hovnanian Enterprises, Inc., Class A *	680	1,822
Johnson Controls, Inc.	169	3,368
Las Vegas Sands Corp. *	164	1,625
LKQ Corp. *	258	3,945
LVMH Moet Hennessy Louis Vuitton SA (France)	41	3,397
Marvel Entertainment, Inc. *	153	5,077
McDonald’s Corp.	299	17,637
National Presto Industries, Inc.	66	5,378
Netflix, Inc. *	108	4,257
Omnicom Group, Inc.	479	14,610
Priceline.com, Inc. *	76	8,368
Sony Corp. (Japan)	183	4,783
Strayer Education, Inc.	27	4,975
Superior Industries International, Inc.	252	3,044
Target Corp.	255	10,022
Time Warner, Inc.	342	8,010
Toyota Motor Corp. (Japan)	400	15,965
Tupperware Brands Corp.	96	2,335
Vivendi (France)	157	4,127
Volkswagen AG (Germany)	18	5,439
Walt Disney (The) Co.	564	13,660

		224,203

CONSUMER STAPLES — 1.2%
Archer-Daniels-Midland Co.	196	5,394
British American Tobacco PLC (United Kingdom)	200	5,444
Carrefour SA (France)	112	5,007
Casey’s General Stores, Inc.	108	2,725
Central European Distribution Corp. *	66	1,661
Coca-Cola (The) Co.	645	31,708
CVS Caremark Corp.	421	12,546
Diageo PLC (United Kingdom)	348	4,731
Flowers Foods, Inc.	164	3,472
Fresh Del Monte Produce, Inc. (Cayman Islands) *	111	1,969
Groupe DANONE (France)	74	3,680
H.J. Heinz Co.	416	15,217

	Number of Shares	Value
CONSUMER STAPLES (Continued)
Kraft Foods, Inc., Class A	398	$10,392
Nash Finch Co.	104	3,048
Nestle SA (Switzerland)	607	22,027
Philip Morris International, Inc.	499	21,277
Procter & Gamble (The) Co.	792	41,136
Reynolds American, Inc.	371	14,829
Ruddick Corp.	105	2,642
Safeway, Inc.	684	13,858
Tesco PLC (United Kingdom)	1,193	7,020
Unilever NV (Netherlands)	259	6,197
Unilever PLC (United Kingdom)	190	4,443
Wal-Mart Stores, Inc.	992	49,342

		289,765

ENERGY — 1.5%
Alpha Natural Resources, Inc. *	112	3,086
BG Group PLC (United Kingdom)	503	9,149
BP PLC (United Kingdom)	2,934	24,177
Chevron Corp.	629	41,935
ConocoPhillips	472	21,636
Dawson Geophysical Co. *	103	2,767
Delta Petroleum Corp. *	259	518
Encore Acquisition Co. *	106	3,762
ENI S.p.A (Italy)	413	9,973
Exterran Holdings, Inc. *	135	2,688
Exxon Mobil Corp.	1,459	101,182
Hercules Offshore, Inc. *	262	1,216
Mariner Energy, Inc. *	199	2,878
Occidental Petroleum Corp.	247	16,576
Petrohawk Energy Corp. *	339	8,543
Pride International, Inc. *	283	6,854
Repsol YPF SA (Spain)	153	3,428
Royal Dutch Shell PLC, Class A (United Kingdom)	569	15,231
Royal Dutch Shell PLC, Class B (United Kingdom)	431	11,641
Schlumberger Ltd. (Netherlands Antilles)	295	16,883
Ship Finance International Ltd. (Bermuda)	182	2,253
Smith International, Inc.	259	7,560
Southwestern Energy Co. *	527	22,909
StatoilHydro ASA (Norway)	208	4,371
Total SA (France)	309	17,823
Union Drilling, Inc. *	290	2,839
Whiting Petroleum Corp. *	86	4,030
Woodside Petroleum Ltd. (Australia)	94	3,262

		369,170

FINANCIALS — 1.7%
Aflac, Inc.	138	4,899
Alexandria Real Estate Equities, Inc. REIT	66	2,369
Allianz SE (Germany)	64	6,287
American Equity Investment Life Holding Co.	464	2,696
American Express Co.	271	6,734
American International Group, Inc.	1,070	1,808
Apollo Investment Corp.	297	1,636

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
FINANCIALS (Continued)
Aspen Insurance Holdings Ltd. (Bermuda)	150	$3,464
Assicurazioni Generali S.p.A (Italy)	138	3,057
Assured Guaranty Ltd. (Bermuda)	176	2,307
AXA (France)	233	4,324
Banco Bilbao Vizcaya Argentaria SA (Spain)	616	7,481
Banco Latinoamericano de Exportaciones SA, Class E (Panama)	240	3,041
Banco Santander SA (Spain)	1,193	12,648
Bank of America Corp.	1,114	12,555
Bank of New York Mellon (The) Corp.	355	9,862
Barclays PLC (United Kingdom)	1,080	5,181
BNP Paribas (France)	119	8,211
Capital One Financial Corp.	460	11,242
Capital Southwest Corp.	30	2,148
Charles Schwab (The) Corp.	292	5,139
Citigroup, Inc.	1,316	4,896
Commonwealth Bank of Australia (Australia)	155	4,360
Credit Suisse Group (Switzerland)	157	7,005
Deutsche Bank AG (Germany)	84	5,624
Digital Realty Trust, Inc. REIT	145	5,187
eHealth, Inc. *	234	3,744
Fifth Third Bancorp	697	4,809
First Cash Financial Services, Inc. *	190	2,871
Fortis (Belgium)*	474	1,811
Franklin Resources, Inc.	71	4,746
Goldman Sachs Group (The), Inc.	104	15,035
Greenhill & Co., Inc.	45	3,308
HSBC Holdings PLC (United Kingdom)	1,675	15,031
ING Groep NV (Netherlands)	299	3,141
International Bancshares Corp.	130	1,459
Intesa Sanpaolo S.p.A (Italy)	1,251	4,440
JPMorgan Chase & Co.	843	31,107
Knight Capital Group, Inc., Class A *	210	3,614
LaBranche & Co., Inc. *	499	2,151
Lloyds TSB Group PLC (United Kingdom)	1,014	1,112
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,533	9,604
Mizuho Financial Group, Inc. (Japan)	375	896
National Australia Bank Ltd. (Australia)	224	3,948
National Bank of Greece SA ADR (Greece)*	618	3,529
Nationwide Health Properties, Inc. REIT	192	5,101
Northern Trust Corp.	258	14,874
Odyssey Re Holdings Corp.	104	4,182
Platinum Underwriters Holdings Ltd. (Bermuda)	94	2,710
ProAssurance Corp. *	62	2,803
ProLogis REIT	432	3,668
Public Storage REIT	250	16,653
Realty Income Corp. REIT	254	5,453
Royal Bank of Scotland Group PLC (United Kingdom)	1,142	703
Senior Housing Properties Trust REIT	252	4,221
Simon Property Group, Inc. REIT	109	5,828
Sumitomo Mitsui Financial Group, Inc. (Japan)	20	769
T. Rowe Price Group, Inc.	333	13,510

	Number of Shares	Value
FINANCIALS (Continued)
Texas Capital Bancshares, Inc. *	241	$3,699
U.S. Bancorp	465	8,928
UBS AG (Switzerland) *	319	4,765
UMB Financial Corp.	66	2,649
UniCredito Italiano S.p.A (Italy)*	1,788	4,679
United Community Banks, Inc.	332	2,573
Vornado Realty Trust REIT	238	11,105
Waddell & Reed Financial, Inc., Class A	148	3,611
Wells Fargo & Co.	732	18,666
Westamerica Bancorp.	53	2,749
Westpac Banking Corporation (Australia)	249	3,761
Zurich Financial Services AG (Switzerland)	21	3,907

		412,084

HEALTH CARE — 1.1%
Abbott Laboratories	377	16,988
Alexion Pharmaceuticals, Inc. *	115	4,198
Alliance Imaging, Inc. *	499	3,443
Amgen, Inc. *	254	12,685
AstraZeneca PLC (United Kingdom)	183	7,584
Bayer AG (Germany)	104	5,918
BioMarin Pharmaceuticals, Inc. *	159	2,223
Bio-Rad Laboratories, Inc., Class A *	50	3,722
Bruker Corp. *	241	1,574
CorVel Corp. *	150	3,216
Cross Country Healthcare, Inc. *	326	2,530
GlaxoSmithKline PLC (United Kingdom)	665	11,174
Halozyme Therapeutics, Inc. *	444	3,104
Hologic, Inc. *	396	5,017
Humana, Inc. *	243	7,613
Illumina, Inc. *	85	3,120
Insulet Corp. *	248	1,793
Inverness Medical Innovations, Inc. *	136	4,424
Johnson & Johnson	708	39,052
Martek Biosciences Corp. *	68	1,441
Masimo Corp. *	98	2,346
McKesson Corp.	394	16,213
Merck & Co., Inc.	500	13,790
Myriad Genetics, Inc. *	71	2,567
Novartis AG (Switzerland)	299	11,916
Onyx Pharmaceuticals, Inc. *	75	1,775
OSI Pharmaceuticals, Inc. *	73	2,467
Perrigo Co.	147	3,948
Pfizer, Inc.	1,725	26,203
Psychiatric Solutions, Inc. *	117	2,159
Roche Holding AG (Switzerland)	96	13,107
Sanofi-Aventis SA (France)	141	8,971
Takeda Pharmaceutical Co. Ltd. (Japan)	166	6,556
Thermo Fisher Scientific, Inc. *	123	4,786
United Therapeutics Corp. *	36	2,885
UnitedHealth Group, Inc.	389	10,347
Zimmer Holdings, Inc. *	85	3,787

		274,642

INDUSTRIALS — 1.0%
3M Co.	213	12,162
ABB Ltd. (Switzerland)	331	5,425

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
INDUSTRIALS (Continued)
Acuity Brands, Inc.	97	$2,636
Aecom Technology Corp. *	168	5,361
Alstom SA (France)	24	1,513
Altra Holdings, Inc. *	318	2,099
American Science & Engineering, Inc.	72	4,502
BAE Systems PLC (United Kingdom)	493	2,717
Beacon Roofing Supply, Inc. *	347	5,032
Boeing (The) Co.	220	9,867
Bucyrus International, Inc.	155	4,445
Burlington Northern Santa Fe Corp.	101	7,316
Caterpillar, Inc.	190	6,737
Cummins, Inc.	277	8,983
Danaher Corp.	96	5,794
Deutsche Post AG (Germany)	144	1,987
EMCOR Group, Inc. *	119	2,674
Emerson Electric Co.	223	7,156
Foster Wheeler AG (Switzerland) *	239	6,338
FTI Consulting, Inc. *	89	4,470
Fuel Tech, Inc. *	223	2,176
General Dynamics Corp.	123	6,999
General Electric Co.	2,605	35,115
H&E Equipment Services, Inc. *	368	2,429
IHS, Inc., Class A *	111	5,328
Illinois Tool Works, Inc.	165	5,328
Ingersoll-Rand Co. Ltd., Class A (Bermuda)	399	8,072
Insituform Technologies, Inc., Class A *	239	3,487
Komatsu Ltd. (Japan)	266	3,860
Koninklijke (Royal) Philips Electronics NV (Netherlands)	194	3,640
Manpower, Inc.	142	6,036
Mitsubishi Corp. (Japan)	316	5,956
Schneider Electric SA (France)	40	2,968
Siemens AG (Germany)	113	8,228
Union Pacific Corp.	147	7,243
United Parcel Service, Inc., Class B	270	13,808
Vestas Wind Systems A/S (Denmark) *	32	2,296
Vinci SA (France)	78	3,740
Wabtec Corp.	88	3,140
Woodward Governor Co.	120	2,464

		239,527

INFORMATION TECHNOLOGY — 1.7%
Anixter International, Inc. *	73	2,994
ANSYS, Inc. *	142	4,240
Apple, Inc. *	239	32,459
Aruba Networks, Inc. *	782	5,091
CACI International, Inc., Class A *	66	2,532
Canon, Inc. (Japan)	166	5,478
Cisco Systems, Inc. *	1,755	32,468
eBay, Inc. *	455	8,017
EMC Corp. *	706	8,296
Equinix, Inc. *	59	4,390
FLIR Systems, Inc. *	198	4,447
Google, Inc., Class A *	92	38,384
Hewlett-Packard Co.	677	23,255
Intel Corp.	1,666	26,190
International Business Machines Corp.	325	34,540

	Number of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Itron, Inc. *	57	$3,325
Ixia *	585	3,569
Macrovision Solutions Corp. *	199	4,491
MasterCard, Inc., Class A	35	6,172
MEMC Electronic Materials, Inc. *	403	7,774
MICROS Systems, Inc. *	167	4,362
Microsoft Corp.	2,658	55,525
Motorola, Inc.	696	4,218
Nextwave Wireless, Inc. *	3,393	1,086
Nokia Oyj (Finland)	499	7,671
Nuance Communications, Inc. *	363	4,501
ON Semiconductor Corp. *	669	4,583
Perot Systems Corp., Class A *	237	3,237
Polycom, Inc. *	208	3,600
Quest Software, Inc. *	208	2,687
RightNow Technologies, Inc. *	291	2,558
SAIC, Inc. *	346	6,045
SAP AG (Germany)	100	4,296
Sohu.com, Inc. *	54	3,410
Sybase, Inc. *	140	4,554
TechTarget, Inc. *	506	2,034
Telefonaktiebolaget LM Ericsson (Sweden)	437	4,070
Tyco Electronics Ltd. (Bermuda)	178	3,092
Universal Display Corp. *	331	2,909
ValueClick, Inc. *	285	3,149
Western Union (The) Co.	228	4,020
Xerox Corp.	1,252	8,514
Yahoo!, Inc. *	376	5,956

		404,189

MATERIALS — 0.5%
Air Liquide SA (France)	36	3,341
Anglo American PLC (United Kingdom)	215	6,161
AptarGroup, Inc.	128	3,969
ArcelorMittal (Luxembourg)	151	4,979
BASF AG (Germany)	153	6,443
BHP Billiton Ltd. (Australia)	522	14,481
BHP Billiton PLC (United Kingdom)	376	8,949
CF Industries Holdings, Inc.	90	6,988
Dow Chemical (The) Co.	271	4,791
E.I. du Pont de Nemours & Co.	259	7,374
Flotek Industries, Inc. *	259	544
Freeport-McMoRan Copper & Gold, Inc.	125	6,804
Greif, Inc., Class A	87	4,204
Mosaic (The) Co.	136	7,439
Nippon Steel Corp. (Japan)	833	3,176
Rio Tinto Ltd. (Australia)	52	2,686
Rio Tinto PLC (United Kingdom)	159	7,179
Rockwood Holdings, Inc. *	126	1,880
Terra Industries, Inc.	150	4,169
Texas Industries, Inc.	64	2,178
Valhi, Inc.	202	2,190
Vulcan Materials Co.	142	6,289
Walter Energy, Inc.	96	3,133
Weyerhaeuser Co.	283	9,503
Xstrata PLC (United Kingdom)	99	1,092

		129,942

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Number of Shares	Value
TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc.	1,655	$41,028
BT Group PLC (United Kingdom)	1,144	1,612
Consolidated Communications Holdings, Inc.	270	2,781
Deutsche Telekom AG (Germany)	364	4,178
France Telecom SA (France)	191	4,664
Koninklijke (Royal) KPN NV (Netherlands)	247	3,242
Telefonica SA (Spain)	579	12,473
tw telecom, Inc. *	286	3,392
Verizon Communications, Inc.	728	21,302
Vodafone Group PLC (United Kingdom)	7,320	13,692

		108,364

UTILITIES — 0.3%
E.ON AG (Germany)	290	10,233
Enel S.p.A (Italy)	744	4,402
Exelon Corp.	139	6,673
Iberdrola SA (Spain)	553	4,720
ITC Holdings Corp.	87	3,731
National Grid PLC (United Kingdom)	410	3,957
Nicor, Inc.	90	2,831
PG&E Corp.	464	17,033
PPL Corp.	115	3,734
RWE AG (Germany)	69	5,724
Suez SA (France)	149	5,391
Westar Energy, Inc.	229	4,088

		72,517

Total Common Stocks
(Cost $3,275,377)		2,524,403

RIGHTS — 0.0% (a)
FINANCIALS — 0.0% (a)
Fortis Rights, expiring 12/31/14 (Belgium)*	445	0
Lloyds Banking Group Subscription Shares,
expiring 6/05/09 (United Kingdom)*	629	300

Total Rights
(Cost $0)		300

	Principal Amount	Value
CORPORATE BONDS — 12.0%

CONSUMER DISCRETIONARY — 0.4%
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	$49,000	54,625
Home Depot (The), Inc.
5.40%, 3/01/16	41,000	40,276

		94,901

CONSUMER STAPLES — 0.4%
Diageo Finance BV (Netherlands)
5.30%, 10/28/15	29,000	29,122
Kroger (The) Co.
5.50%, 2/01/13	24,000	24,902

	Principal Amount	Value
CONSUMER STAPLES (Continued)
Wal-Mart Stores, Inc.
4.55%, 5/01/13	$49,000	$51,570

		105,594

ENERGY — 0.7%
Apache Corp.
5.25%, 4/15/13	34,000	35,594
Hess Corp.
6.65%, 8/15/11	44,000	46,765
Kinder Morgan Energy Partners LP
6.75%, 3/15/11	34,000	35,645
Spectra Energy Capital LLC
6.25%, 2/15/13	49,000	50,002

		168,006

FINANCIALS — 8.4%
American Express Co.
4.875%, 7/15/13	69,000	65,468
Ameriprise Financial, Inc.
5.35%, 11/15/10	24,000	23,816
Bank of America Corp.
4.875%, 1/15/13	79,000	76,482
Boeing Capital Corp. Ltd.
5.80%, 1/15/13	49,000	52,303
Boston Properties LP
6.25%, 1/15/13	49,000	47,780
Capital One Financial Corp.
6.15%, 9/01/16	41,000	34,510
Citigroup, Inc.
6.00%, 2/21/12	129,000	128,586
European Investment Bank (Supranational)
4.625%, 5/15/14	239,000	255,570
General Electric Capital Corp. Series A MTN
7.375%, 1/19/10	24,000	24,848
General Electric Capital Corp., Series A MTN
5.875%, 2/15/12	24,000	24,677
Genworth Financial, Inc.
5.75%, 6/15/14	49,000	29,186
Goldman Sachs Group, LP
5.00%, 10/01/14	99,000	97,139
HSBC Finance Corp.
6.375%, 11/27/12	129,000	128,049
International Bank for Reconstruction &
Development (Supranational)
4.125%, 8/12/09	194,000	195,163
International Lease Finance Corp.,
Series Q MTN
5.75%, 6/15/11	129,000	108,405
John Deere Capital Corp.
7.00%, 3/15/12	74,000	80,459
JPMorgan Chase & Co.
5.75%, 1/02/13	24,000	24,585
5.875%, 6/13/16	70,000	67,830
Kreditanstalt fuer Wiederaufbau (Germany)
4.25%, 6/15/10	79,000	80,984
Marsh & McLennan Cos., Inc.
5.75%, 9/15/15	24,000	22,387

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
May 31, 2009

	Principal Amount	Value
FINANCIALS (Continued)
Merrill Lynch & Co, Inc., Series C MTN
5.00%, 1/15/15	$41,000	$36,212
MetLife, Inc.
5.00%, 6/15/15	41,000	37,938
Morgan Stanley
5.30%, 3/01/13	108,000	108,401
National Rural Utilities Cooperative
Finance Corp., Series C MTN
7.25%, 3/01/12	29,000	30,955
Prudential Financial, Inc.
5.10%, 9/20/14	12,000	11,037
US Bank Series
4.95%, 10/30/14	50,000	50,466
Wachovia Corp.
5.25%, 8/01/14	74,000	71,493
Wells Fargo & Co.
4.875%, 1/12/11	139,000	143,569

		2,058,298

HEALTH CARE — 0.1%
UnitedHealth Group, Inc.
4.875%, 3/15/15	29,000	25,996

INDUSTRIALS — 0.6%
United Technologies Corp.
4.375%, 5/01/10	129,000	132,188

INFORMATION TECHNOLOGY — 0.6%
International Business Machines Corp.
4.25%, 9/15/09	119,000	120,144
Oracle Corp.
5.25%, 1/15/16	9,000	30,143

		150,287

TELECOMMUNICATION SERVICES — 0.2%
Embarq Corp.
7.082%, 6/01/16	24,000	23,552
New Cingular Wireless Services, Inc.
7.875%, 3/01/11	24,000	26,097

		49,649

UTILITIES — 0.6%
Constellation Energy Group
4.55%, 6/15/15	33,000	27,856
Dominion Resources, Inc., Series C
5.15%, 7/15/15	41,000	40,069
Exelon Generation Co. LLC
5.35%, 1/15/14	24,000	23,094
Progress Energy, Inc.
7.10%, 3/01/11	54,000	57,820

		148,839

Total Corporate Bonds
(Amortized Cost $2,960,791)		2,933,758

	Principal Amount	Value
UNITED STATES GOVERNMENT &
AGENCIES OBLIGATIONS — 75.4%

FEDERAL HOME LOAN MORTGAGE CORP. — 4.9%
3.25%, 2/25/11	$400,000	$414,846
4.875%, 11/18/11	40,000	43,217
4.50%, 1/15/13	675,000	729,664

		1,187,727

FEDERAL NATIONAL MORTGAGE
ASSOCIATION — 4.8%
7.25%, 1/15/10	899,000	936,291
5.00%, 4/15/15	216,000	239,068

		1,175,359

UNITED STATES TREASURY BONDS/NOTES — 65.7%
4.00%, 6/15/09	1,400,000	1,402,407
4.875%, 8/15/09	1,077,700	1,088,393
4.00%, 9/30/09	2,900,000	2,936,819
4.625%, 11/15/09	200	204
3.50%, 2/15/10	1,452,400	1,484,513
4.75%, 2/15/10	300	309
6.50%, 2/15/10	100	104
2.00%, 2/28/10	500,000	506,075
4.50%, 5/15/10	1,361,400	1,413,464
3.875%, 7/15/10	1,716,400	1,781,101
5.00%, 2/15/11	1,200,000	1,286,532
4.875%, 4/30/11	1,079,800	1,161,714
5.125%, 6/30/11	2,050,000	2,226,974
4.75%, 5/15/14	676,600	753,352

		16,041,961

Total United States Government &
Agencies Obligations
(Amortized cost $18,153,233)		18,405,047

SOVEREIGN BONDS — 0.2%
Italy Government International Bond (Italy)
6.00%, 2/22/11
Total Sovereign Bonds
(Amortized Cost $45,945)	44,000	47,247

Total Investments — 98.0%
(Amortized Cost $24,435,346)		$23,910,755
Cash Equivalents — 0.9% (b)		211,568
Other assets in excess of liabilities — 1.1%		278,001

Net Assets — 100.0%		$24,400,324

ADR – American Depositary Receipt.
MTN – Medium Term Note.
REIT – Real Estate Investment Trust.
* Non-income producing security.
(a) Less than 0.1%.
(b) Represents an investment in Dreyfus Institutional Reserve Money Fund with annualized 7-day yield of 0.68% at May 31, 2009.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

SCHEDULE OF INVESTMENTS (CONTINUED)

TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND (Continued)
May 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —quoted prices in active markets for identical securities

Level 2 —other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$2,524,403
Level 2 — Other Significant Observable Inputs†	21,597,920
Level 3 — Significant Unobservable Inputs	—

Total Fair Value	$24,122,323

† Includes the cash equivalents of $211,568

COUNTRY BREAKDOWN AS OF MAY 31, 2009

	Value	% of Net Assets
United States	$22,656,030	92.9%
Supranational	450,732	1.9
United Kingdom	168,281	0.7
Germany	150,281	0.6
France	77,155	0.3
Switzerland	76,359	0.3
Italy	73,799	0.3
Japan	63,727	0.3
Netherlands	45,343	0.2
Spain	40,750	0.2
Australia	32,499	0.1
Bermuda	21,898	0.1
Netherlands Antillies	16,883	0.1
Finland	7,670	0
Sweden	7,352	0
Luxembourg	4,979	0
Norway	4,371	0
Greece	3,529	0
Panama	3,041	0
Denmark	2,296	0
Cayman Islands	1,969	0
Belgium	1,811	0

Total Investments	23,910,755	98
Cash Equivalents	211,568	0.9
Other assets less liabilities	278,001	1.1

Net Assets	$24,400,324	100%

See Notes to Financial Statements.

TDX Independence Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2009

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
ASSETS:
Investments at fair value	$17,044,476	$36,500,245	$28,428,569	$27,387,601	$23,910,755
Foreign currency at value	2,366	8,977	9,046	9,893	2,398
Cash equivalents	305,633	330,844	355,850	137,053	211,568
Receivables:
Investment securities sold	147,103	—	—	—	—
Interest	169,519	225,098	55,357	15,557	257,870
Dividends	10,824	62,710	72,322	80,566	7,806
Foreign tax reclaim	2,062	9,854	11,573	13,537	696
From investment advisor	48,965	92,925	72,872	68,306	65,411
Other assets	4,434	4,434	4,434	4,434	4,434

Total Assets	$17,735,382	$37,235,087	$29,010,023	$27,716,947	24,460,938

LIABILITIES:
Due to custodian	$3	$—	$—	$—	$—
Payables:
Investment advisory fees	4,317	8,166	6,325	6,234	6,044
Investment sub-advisory fees	15,936	31,206	24,771	23,820	22,185
Accrued expenses and other liabilities	22,525	53,402	41,637	35,775	32,385

Total Liabilities	42,781	92,774	72,733	65,829	60,614

NET ASSETS	$17,692,601	$37,142,313	$28,937,290	$27,651,118	$24,400,324

NET ASSETS CONSIST OF:
Paid-in capital	$20,310,581	$48,290,538	$42,149,496	$42,505,475	$25,341,674
Undistributed net investment income	197,164	455,027	296,319	250,800	131,754
Accumulated net realized loss on investments and foreign currency transactions	(1,403,299)	(3,423,837)	(3,913,343)	(3,803,502)	(548,936)
Net unrealized depreciation on investments and foreign currency transactions	(1,411,845)	(8,179,415)	(9,595,182)	(11,301,655)	(524,168)

Net Assets	$17,692,601	$37,142,313	$28,937,290	$27,651,118	$24,400,324

NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$22.09	$18.56	$16.07	$15.35	$24.38

Number of Common Shares outstanding (12.5 billion Common Shares have been authorized)	800,800	2,000,800	1,800,800	1,800,800	1,000,800

Investments at cost	$18,456,702	$44,681,708	$38,025,750	$38,691,653	$24,435,346

Foreign currency at cost	$2,191	$8,179	$8,497	$9,151	$2,158

See Notes to Financial Statements.

46 & 47

TDX Independence Funds, Inc.

STATEMENTS OF OPERATIONS

May 31, 2009

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND	TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Interest	$755,617	$849,691	$282,381	$79,358	$1,011,062
Dividends	126,652	561,924	648,074	733,826	79,530
Amortization	(140,376)	(46,183)	(18,030)	(2,569)	(422,428)
Foreign withholding taxes	(4,371)	(19,750)	(22,031)	(23,846)	(2,786)

Total investment income	737,522	1,345,682	890,394	786,769	665,378

EXPENSES:
Professional fees	113,129	174,521	145,327	145,581	129,063
Sub-advisory fees	108,451	193,696	154,332	151,415	142,850
Compliance	29,044	62,549	45,595	47,810	35,539
Directors	21,631	39,070	30,935	30,784	29,304
Advisory fees	19,718	35,218	28,060	27,530	25,973
Listing fees	13,042	13,042	13,042	13,042	13,042
Printing	12,342	25,225	19,024	19,946	14,586
Other expenses	16,876	20,664	18,740	18,953	17,918

Total Expenses	334,233	563,985	455,055	455,061	408,275
Less fees waived:
Sub-advisory fees	(108,451)	(193,696)	(154,332)	(151,415)	(142,850)
Other fees assumed by the Sub-Advisor	(97,018)	(140,781)	(117,736)	(124,108)	(96,008)

Net Expenses	128,764	229,508	182,987	179,538	169,417

NET INVESTMENT INCOME	608,758	1,116,174	707,407	607,231	495,961

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain (loss) from:
Investment transactions	(1,372,283)	(3,357,941)	(3,817,127)	(3,731,742)	(538,852)
In-kind redemptions	(342,674)	—	—	—	35,325
Foreign currency transactions	(14,557)	(22,596)	(44,959)	(34,185)	(1,592)

Net realized loss	(1,729,514)	(3,380,537)	(3,862,086)	(3,765,927)	(505,119)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,011,873)	(6,586,318)	(7,737,068)	(8,959,399)	(502,893)
Foreign currency transactions	116	2,959	3,184	3,446	270

Net change in unrealized depreciation	(1,011,757)	(6,583,359)	(7,733,884)	(8,955,953)	(502,623)

Net realized and unrealized loss	(2,741,271)	(9,963,896)	(11,595,970)	(12,721,880)	(1,007,742)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,132,513)	$(8,847,722)	$(10,888,563)	$(12,114,649)	$(511,781)

See Notes to Financial Statements.

48 & 49

TDX Independence Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	TDX INDEPENDENCE 2010 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2020 EXCHANGE-TRADED FUND		TDX INDEPENDENCE 2030 EXCHANGE-TRADED FUND
	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
OPERATIONS:
Net investment income	$608,758	$394,541	$1,116,174	$560,290	$707,407	$352,322
Net realized loss on investments and
foreign currency transactions	(1,729,514)	(21,735)	(3,380,537)	(39,644)	(3,862,086)	(86,196)
Net change in depreciation on investments
and foreign currency transactions	(1,011,757)	(400,088)	(6,583,359)	(1,596,056)	(7,733,884)	(1,861,298)

Net decrease in net assets resulting
from operations	(2,132,513)	(27,282)	(8,847,722)	(1,075,410)	(10,888,563)	(1,595,172)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(686,307)	(107,322)	(1,063,521)	(136,867)	(639,029)	(82,356)
Net realized gain on investment and
foreign currency transactions	—	(18,420)	(6,552)	(18,140)	—	(7,086)

Total distributions to shareholders	(686,307)	(125,742)	(1,070,073)	(155,007)	(639,029)	(89,442)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	25,106,365	3,520,687	44,769,838	7,443,489	34,706,007
Value of shares repurchased	(4,441,920)	—	—	—	—	—

Net increase (decrease) in net assets
resulting from shareholder transactions	(4,441,920)	25,106,365	3,520,687	44,769,838	7,443,489	34,706,007

Net increase (decrease) in net assets	(7,260,740)	24,953,341	(6,397,108)	43,539,421	(4,084,103)	33,021,393
NET ASSETS:
Beginning of period	24,953,341	—	43,539,421	—	33,021,393	—

End of period	$17,692,601	$24,953,341	$37,142,313	$43,539,421	$28,937,290	$33,021,393

Undistributed net investment income
at end of period	$197,164	$289,270	$455,027	$424,969	$296,319	$272,900

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,000,800	—	1,800,800	—	1,400,800	—
Shares sold	—	1,000,800	200,000	1,800,800	400,000	1,400,800
Shares repurchased	(200,000)	—	—	—	—	—

Shares outstanding, end of period	800,800	1,000,800	2,000,800	1,800,800	1,800,800	1,400,800

	TDX INDEPENDENCE 2040 EXCHANGE-TRADED FUND		TDX INDEPENDENCE IN-TARGET EXCHANGE-TRADED FUND
	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
OPERATIONS:
Net investment income	$607,231	$332,287	$495,961	$316,666
Net realized loss on investments and
foreign currency transactions	(3,765,927)	(64,760)	(505,119)	(12,427)
Net change in depreciation on investments
and foreign currency transactions	(8,955,953)	(2,345,702)	(502,623)	(21,545)

Net decrease in net assets resulting
from operations	(12,114,649)	(2,078,175)	(511,781)	282,694

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(583,997)	(72,901)	(590,799)	(89,429)
Net realized gain on investment and
foreign currency transactions	—	(4,635)	(3,975)	(283)

Total distributions to shareholders	(583,997)	(77,536)	(594,774)	(89,712)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,744,462	39,761,013	—	30,382,900
Value of shares repurchased	—	—	(5,069,003)	—

Net increase (decrease) in net assets
resulting from shareholder transactions	2,744,462	39,761,013	(5,069,003)	30,382,900

Net increase (decrease) in net assets	(9,954,184)	37,605,302	(6,175,558)	30,575,882
NET ASSETS:
Beginning of period	37,605,302	—	30,575,882	—

End of period	$27,651,118	$37,605,302	$24,400,324	$30,575,882

Undistributed net investment income
at end of period	$250,800	$261,751	$131,754	$228,184

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,600,800	—	1,200,800	—
Shares sold	200,000	1,600,800	—	1,200,800
Shares repurchased	—	—	(200,000)	—

Shares outstanding, end of period	1,800,800	1,600,800	1,000,800	1,200,800

* Commencement of Investment Operations.

See Notes to Financial Statements.

50 & 51

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
TDX Independence 2010 Exchange-Traded Fund

Net Asset Value, beginning of period	$24.93		$25.39

Income from Investment Operations:
Net investment income**	0.69		0.55
Net realized and unrealized loss on investments and foreign currency transactions**	(2.67)		(0.80)

Total from investment operations	(1.98)		(0.25)

Distributions paid to shareholders from:
Net investment income	(0.86)		(0.18)
Net realized capital gains	—		(0.03)

Total distributions	(0.86)		(0.21)

Net Asset Value, end of period	$22.09		$24.93

Total Return***	(7.87)%		(0.99)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$17,693		$24,953
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.70%		1.55%†
Net investment income	3.09%		3.33%†
Portfolio turnover rate††	54%		22%

TDX Independence 2020 Exchange-Traded Fund	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008

Net Asset Value, beginning of period	$24.18		$25.52

Income from Investment Operations:
Net investment income**	0.61		0.44
Net realized and unrealized loss on investments and foreign currency transactions**	(5.64)		(1.67)

Total from investment operations	(5.03)		(1.23)

Distributions paid to shareholders from:
Net investment income	(0.59)		(0.10)
Net realized capital gains	(0.00	)(a)	(0.01)

Total distributions	(0.59)		(0.11)

Net Asset Value, end of period	$18.56		$24.18

Total Return***	(20.73)%		(4.82)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$37,142		$43,539
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%		0.65%†
Expenses, prior to expense reimbursements	1.60%		1.32%†
Net investment income	3.17%		2.69%†
Portfolio turnover rate††	64%		20%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was $0.004 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008
TDX Independence 2030 Exchange-Traded Fund

Net Asset Value, beginning of period	$23.57	$25.60

Income from Investment Operations:
Net investment income**	0.44	0.35
Net realized and unrealized loss on investments and foreign currency transactions**	(7.54)	(2.29)

Total from investment operations	(7.10)	(1.94)

Distributions paid to shareholders from:
Net investment income	(0.40)	(0.08)
Net realized capital gains	—	(0.01)

Total distributions	(0.40)	(0.09)

Net Asset Value, end of period	$16.07	$23.57

Total Return***	(30.08)%	(7.59)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$28,937	$33,021
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.62%	1.38	%†
Net investment income	2.52%	2.13	%†
Portfolio turnover rate††	64%	13%

TDX Independence 2040 Exchange-Traded Fund	For the Year Ended May 31, 2009	For the Period October 1, 2007* through May 31, 2008

Net Asset Value, beginning of period	$23.49	$25.64

Income from Investment Operations:
Net investment income**	0.37	0.29
Net realized and unrealized loss on investments and foreign currency transactions**	(8.15)	(2.38)

Total from investment operations	(7.78)	(2.09)

Distributions paid to shareholders from:
Net investment income	(0.36)	(0.06)
Net realized capital gains	—	(0.00	)(a)

Total distributions	(0.36)	(0.06)

Net Asset Value, end of period	$15.35	$23.49

Total Return***	(33.03)%	(8.14)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$27,651	$37,605
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%	0.65	%†
Expenses, prior to expense reimbursements	1.65%	1.36	%†
Net investment income	2.21%	1.89	%†
Portfolio turnover rate††	56%	10%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was $0.004 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

For a Share outstanding throughout each period	For the Year Ended May 31, 2009		For the Period October 1, 2007* through May 31, 2008
TDX Independence In-Target Exchange-Traded Fund

Net Asset Value, beginning of period	$25.46		$25.08

Income from Investment Operations:
Net investment income**	0.47		0.43
Net realized and unrealized gain/(loss) on investments and foreign
currency transactions**	(0.96)		0.10

Total from investment operations	(0.49)		0.53

Distributions paid to shareholders from:
Net investment income	(0.59)		(0.15)
Net realized capital gains	(0.00	)(a)	(0.00	)(b)

Total distributions	(0.59)		(0.15)

Net Asset Value, end of period	$24.38		$25.46

Total Return***	(1.87)%		2.12%
Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$24,400		$30,576
Ratios to average net assets:
Expenses, net of expense reimbursements	0.65%		0.65	%†
Expenses, prior to expense reimbursements	1.57%		1.61	%†
Net investment income	1.91%		2.62	%†
Portfolio turnover rate††	75%		21%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment sub-advisor, Amerivest Investment Management, LLC.
†	Annualized.
††	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount distributed was $0.004 per share.
(b)	Amount distributed was $0.0005 per share.

See Notes to Financial Statements.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     TDX Independence Funds, Inc. (the “Company”) was organized as a Maryland Corporation on December 22, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

     As of May 31, 2009, the following five (5) series of exchange-traded funds (“ETF”) (each a “Fund”, and collectively, the “Funds” or “TDX Independence Exchange-Traded Funds”) were in operation and trading:

TDX Independence 2010 Exchange-Traded Fund	“Independence 2010 ETF”
TDX Independence 2020 Exchange-Traded Fund	“Independence 2020 ETF”
TDX Independence 2030 Exchange-Traded Fund	“Independence 2030 ETF”
TDX Independence 2040 Exchange-Traded Fund	“Independence 2040 ETF”
TDX Independence In-Target Exchange-Traded Fund	“Independence In-Target ETF”

     XShares Advisors LLC (the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

     Each Fund offers shares, known as TDX Independence Target Date Shares that are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

     The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). Zacks Investment Research (“Zacks”) is the creator of each Underlying Index. Each Underlying Index is comprised of a mix of securities from three broad asset classes, international equities, domestic equities, and fixed income which includes cash, cash equivalents or short-term money market instruments. The Fund may invest in short-term instruments, which include obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. These Underlying Indexes are designed to reflect a portfolio of investments that can be used for lifecycle investing. Lifecycle investing is an investment technique that starts by targeting a particular investment horizon. That investment horizon corresponds to the date the investor expects to need his or her invested assets.

     The underlying indexes for the TDX Independence Exchange-Traded Funds are:

Fund	Index
Independence 2010 ETF	Zacks 2010 Lifecycle Index
Independence 2020 ETF	Zacks 2020 Lifecycle Index
Independence 2030 ETF	Zacks 2030 Lifecycle Index
Independence 2040 ETF	Zacks 2040 Lifecycle Index
Independence In-Target ETF	Zacks In-Target Lifecycle Index

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.      Security Valuation The net asset value, or NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. Investments are valued at fair value. Fair-value prices are determined according to procedures adopted by the Board of Directors. These policies and procedures are executed by Mellon Capital Management Corporation (“Mellon Capital”).

     On June 1, 2008, the Funds adopted Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

     The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

     Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1, consist of active listed equities.

     Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds. As investments whose values are classified as Level 2 may include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

     Investments whose values are classified as Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

     The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

     Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

     A summary of the inputs used to value each Fund’s net assets as of May 31, 2009 is included with each Fund’s Schedule of Investments.

B.      Securities Transactions And Income Recognition Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

C.      Dividends and Distributions to Shareholders And Federal Income Taxes It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), to qualify as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the fiscal year ended May 31, 2009 and for the period October 1, 2007 (commencement of investment operations) through May 31, 2008. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

D.      Expenses Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between Zacks and Amerivest Investment Management, LLC (“Amerivest”) and a sub-licensing agreement between Amerivest and the Advisor. There is no charge to the Funds in connection with these licensing agreements. Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

E.      Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

F.      Taxes In June 2006, the FASB issued FIN 48. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and requires increased disclosures.

     Under FIN 48, the Funds may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of May 31, 2009, the Funds have not recorded any unrecognized tax benefits. The Funds’ policy, if it had unrecognized benefits, is to recognize accrued interest and penalties in operating expenses.

     The Funds’ have filed separate U.S. federal income tax returns since it was formed in 2007. The U.S. federal statute of limitations remains open for all the years 2007 onward.

G.      Cash Equivalents The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds. The Investment Advisory Agreement, dated as of July 24, 2007, has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Board of Directors, who are not parties to the Investment Advisory Agreement or “interested persons” (as defined in the Act) of any such party, by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors, or by the Advisor on 60 days’ written notice, and will terminate automatically in the event of its assignment.

     For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays, or arranges for the payment of, all fees and expenses of the Sub-Advisors, Transfer Agent, the Administrator and Accounting Agent and the Custodian. Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), certain out-of-pocket expenses of the Advisor or Sub-Advisors, including, but not limited to cost of obtaining prices for security valuations (including manual broker quotes), Federal Reserve charges related to securities transactions, postage and insurance on physical transfer items, telecommunication charges, and proxy voting execution, advice and reporting etc., fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement.

     Amerivest and Mellon Capital act as investment sub-advisors to the Funds (each a “Sub-Advisor” and, together, the “Sub-Advisors”). Amerivest is a wholly owned subsidiary of TD AMERITRADE Holding Corporation. Mellon Capital is a wholly-owned subsidiary of The Bank of New York Mellon Corporation. Pursuant to separate Sub-Advisory Agreements between the Advisor and each Sub-Advisor, the Sub-Advisors are responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisors are responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub-Advisors from time to time.

     For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.65% (per annum) of each Fund’s average daily net assets. The fee is accrued daily and paid monthly in arrears.

     In accordance with the terms of the Sub-Advisory Agreement with Amerivest, the Advisor pays Amerivest, out of its own resources, a fee at the annual rate of 0.55% of each Fund’s average daily net assets for the first $5 billion in assets and 0.60% of each Fund’s average daily net assets in excess of $5 billion. Out of the Sub-Advisory fee, Amerivest pays all fees and expenses of Mellon Capital, the Transfer Agent, Administrator and Accounting Agent and Custodian. Amerivest has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2009. Amerivest is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by Amerivest if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Amerivest pays Mellon Capital, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

  10 basis points (0.10%) of the first $100 million in combined daily net assets of all Funds; and

  5 basis points (0.05%) of the combined daily net assets of all Funds in excess of $100 million.

     There is a minimum annual fee of $35,000 per Fund.

     Expenses related to the initial organization, registration and offering of the Funds were borne by Amerivest.

     The amounts subject to reimbursement to Amerivest at May 31, 2009 were as follows:

	Reimbursements available through:

	5/31/2009	5/31/2010	5/31/2011

Independence 2010 ETF	$311,041	$311,041	$205,469
Independence 2020 ETF	472,946	472,946	334,477
Independence 2030 ETF	392,538	392,538	272,068
Independence 2040 ETF	400,583	400,583	275,523
Independence In-Target ETF	354,102	354,102	238,858

     For the fiscal year ended May 31, 2009, the advisory and sub-advisory fee waivers and expenses assumed by Amerivest were as follows:

	Amerivest Fee Waiver	Expenses Assumed by Amerivest

Independence 2010 ETF	$108,451	$ 97,018
Independence 2020 ETF	193,696	140,781
Independence 2030 ETF	154,332	117,736
Independence 2040 ETF	151,415	124,108
Independence In-Target ETF	142,850	96,008

     The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

     ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

     The Board of Directors is currently comprised of four Directors, of whom three Directors are not “interested” persons of the Company or the Advisor, as defined under the Act (“Disinterested Directors”). The Company pays each Disinterested Director an annual fee of $30,000, plus a fee of $4,000 for the attendance of each meeting ($1,000 per meeting, if attended telephonically). Each Disinterested Director also receives $2,000 per Audit Committee meeting attended, although the Audit Committee Chairman receives $3,000 per Audit Committee meeting attended. The Company reimburses each Director for their costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board. Directors’ fees and expenses are allocated among the Funds based on each Fund’s relative average net assets.

4. FEDERAL INCOME TAXES

     At May 31, 2009, the cost of investments for Federal income tax purposes was as follows:

Cost

Independence 2010 ETF	$18,466,917
Independence 2020 ETF	44,706,508
Independence 2030 ETF	38,097,932
Independence 2040 ETF	38,706,802
Independence In-Target ETF	24,453,856

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     At May 31, 2009, the components of accumulated earnings/loss on tax-basis were as follows:

				Unrealized			Unrealized
			Net Accumulated	Appreciation	Gross	Gross	Appreciation	Total
		Accumulated	Capital and Other	(Depreciation)	Unrealized	Unrealized	(Depreciation)	Accumulated
		Earnings	Gains (Losses)	on Investments	Appreciation	(Depreciation)	on Currency	Earnings (Loss)

Independence
2010 ETF		$211,002	$ (1,406,922)	$ (1,422,441)	$417,143	$ (1,839,584)	$ 381	$ (2,617,980)
Independence
2020 ETF		480,383	(3,424,393)	(8,206,263)	548,172	(8,754,435)	2,048	(11,148,225)
Independence
2030 ETF		329,475	(3,874,317)	(9,669,363)	402,323	(10,071,686)	1,999	(13,212,206)
Independence
2040 ETF		280,187	(3,817,740)	(11,319,201)	338,677	(11,657,878)	2,397	(14,854,357)
Independence
In-Target ETF	.	134,358	(533,030)	(543,101)	320,929	(864,030)	423	(941,350)

     Distributions to Shareholders:

     The tax character of distributions paid during the fiscal year ended May 31, 2009 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Long-Term Capital Gains

Independence 2010 ETF	$ 686,307	$ —
Independence 2020 ETF	1,066,479	3,594
Independence 2030 ETF	639,029	—
Independence 2040 ETF	583,997	—
Independence In-Target ETF	594,413	361

     The tax character of distributions paid during the fiscal year ended May 31, 2008 was as follows:

Distributions paid from
Ordinary Income

Independence 2010 ETF	$125,742
Independence 2020 ETF	155,007
Independence 2030 ETF	89,442
Independence 2040 ETF	77,536
Independence In-Target ETF	89,712

     At May 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

	Year of
	Expiration
		Total
	2017	Amount

Independence 2010 ETF	$1,004,066	$1,004,066
Independence 2020 ETF	2,884,099	2,884,099
Independence 2030 ETF	3,249,773	3,249,773
Independence 2040 ETF	3,538,689	3,538,689
Independence In-Target ETF	176,636	176,636

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

     During the fiscal year ended May 31, 2009, the Funds incurred and elected to defer net capital losses as follows:

	Post-October	Post-October
	Losses on	Losses on
	Capital	Currency

Independence 2010 ETF	$389,018	$13,838
Independence 2020 ETF	514,938	25,356
Independence 2030 ETF	591,388	33,156
Independence 2040 ETF	249,664	29,387
Independence In-Target ETF	353,790	2,604

     In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income or loss and accumulated net realized gains or losses on investments. For the fiscal year ended May 31, 2009, the adjustments were as follows:

	Undistributed	Undistributed
	Net Investment	Capital Gains	Paid in
	Income (Loss)	(Accumulated Losses)	Capital

Independence 2010 ETF	$(14,557)	$368,421	$(353,864)
Independence 2020 ETF	(22,595)	22,595	—
Independence 2030 ETF	(44,959)	44,959	—
Independence 2040 ETF	(34,185)	34,185	—
Independence In-Target ETF	(1,592)	(26,185)	27,777

5. INVESTMENT PORTFOLIO TRANSACTIONS

     For the fiscal year ended May 31, 2009, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales

Independence 2010 ETF	$11,754,866	$10,417,692
Independence 2020 ETF	22,896,599	22,656,031
Independence 2030 ETF	17,922,913	17,933,134
Independence 2040 ETF	15,675,582	15,628,701
Independence In-Target ETF	19,391,752	14,348,088

     For the fiscal year ended May 31, 2009, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales

Independence 2010 ETF	$ —	$4,396,566
Independence 2020 ETF	3,471,036	—
Independence 2030 ETF	7,422,110	—
Independence 2040 ETF	2,737,045	—
Independence In-Target ETF	—	4,979,751

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. CAPITAL SHARE TRANSACTIONS

     As of May 31, 2009, there were 12.5 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7. INDEMNIFICATIONS

     In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company’s maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

     In May 2009, the Financial Accounting Standards Board (the “FASB”) issued SFAS No. 165 “Subsequent Events” (“SFAS 165”). SFAS 165 establishes general standards of accounting for and disclosure of events that occur after the statement of assets and liabilities date but before financial statements are issued or are available to be issued. SFAS 165 sets forth (1) the period after the statement of assets and liabilities date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, (2) the circumstances under which an entity should recognize events or transactions occurring after the statement of assets and liabilities date in its financial statements and (3) the disclosures that an entity should make about events or transactions that occurred after the statement of assets and liabilities date. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. The Company is evaluating the impact the adoption of SFAS 165 will have on its financial statements.

     In June 2009, the FASB issued SFAS No. 168 “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162”. The FASB Accounting Standards Codification (“Codification”) will be the single source of authoritative nongovernmental U.S. generally accepted accounting principles. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards are superseded as described in SFAS 168. All other accounting literature not included in the Codification is non authoritative. The Company is evaluating the impact the adoption of SFAS 168 will have on its financial statements.

9. SUBSEQUENT EVENT

     At an in-person meeting of the Board of Directors (the “Board”) of the Company held on July 23, 2009 (the “Meeting”), the Board approved, pursuant to Rule 15a-4 of the Investment Company Act of 1940, as amended (the “1940 Act”), an interim investment sub-advisory agreement (the “Interim Agreement”) between the Advisor and TDAM USA Inc. (d/b/a TD Asset Management) (“TDAM”), a wholly-owned subsidiary of The Toronto-Dominion Bank and an affiliate of Amerivest Investment Management, LLC (“Amerivest”), replacing Mellon Capital, effective August 3, 2009. Pursuant to the Interim Agreement, TDAM will serve as an investment sub-adviser to the Funds until the earlier of January 7, 2010 or until a new sub-advisory agreement is approved by the shareholders of each Fund. The terms of the Interim Agreement are substantially identical to the current investment sub-advisory agreement between the Advisor and Mellon Capital (which will terminate by its terms on August 3, 2009) (the “Previous Sub-Advisory Agreement”). The compensation to be paid to TDAM under the Interim Agreement is no greater than the compensation paid to Mellon Capital under the Previous Sub-Advisory Agreement.

     At the Meeting, the Board also approved a new investment advisory agreement between the Company, on behalf of the Funds, and Amerivest (the “New Advisory Agreement”), replacing the Advisor, and a new investment sub-advisory agreement between Amerivest and TDAM (the “New Sub-Advisory Agreement” and together with the New Advisory Agreement, the “New Agreements”). The New Agreements are subject to shareholder approval.

TDX Independence Funds, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The New Advisory Agreement contains substantially identical terms as the current investment advisory agreement between the Advisor and the Company, including, the payment of a unified management fee. More particularly, pursuant to the New Advisory Agreement, the Company will pay to Amerivest an advisory fee computed daily and payable monthly (as soon as practical after the last day of each month) in an amount equal on an annualized basis of 0.65% for each of the Funds based on each Fund’s daily average net asset value. The New Sub-Advisory Agreement contains substantially identical terms as the Interim Agreement and the Previous Sub-Advisory Agreement. In accordance with the terms of the New Sub-Advisory Agreement, Amerivest will pay a fee to TDAM equal to 0.10% of the first $100 million in combined average daily net assets of all Funds and 0.05% of the combined average daily net assets of all Funds in excess of $100 million. In addition, a minimum annual investment management fee of $35,000 per Fund payable by Amerivest to TDAM will continue to apply.

     The New Agreements will only take effect after they have been approved by a vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of each Fund. If approved, the New Agreements would remain in effect for an initial term of two years, and continue in effect thereafter for successive annual periods so long as such continuance is specifically approved at least annually (i) by either the Board or by vote of a majority of the outstanding voting securities, as defined in the 1940 Act, of each Fund, and (ii) in either event, by the vote of a majority of the Independent Directors, as defined in the 1940 Act, cast in-person at a meeting called for the purpose of voting on such approval.

TDX Independence Funds, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
TDX Independence Funds, Inc.

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDX Independence Funds, Inc (the “Company”) consisting of: TDX Independence 2010 Exchange-Traded Fund, TDX Independence 2020 Exchange-Traded Fund, TDX 2030 Independence Exchange-Traded Fund, TDX 2040 Independence Exchange-Traded Fund and TDX Independence In-Target Exchange-Traded Fund as of May 31, 2009, and the related statements of operations for the year then ended, and changes in net assets and financial highlights for the year ended May 31, 2009 and for the period from October 1, 2007 (commencement of operations) through May 31, 2008. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting TDX Independence Funds, Inc. as of May 31, 2009, the results of their operations for the year ended May 31, 2009, and their changes in their net assets and their financial highlights for the year ended May 31, 2009 and for the period from October 1, 2007 (commencement of operations) through May 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Eisner LLP
New York, New York
July 28, 2009

TDX Independence Funds, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

The chart below presents information about differences between the per share net asset value (“NAV”) of each Fund and the market trading price of each Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV			MARKET PRICE BELOW NAV

	Basis point	Number of	Percentage of	Number of	Percentage of
	Differential*	Days	Total Days	Days	Total Days

	0 - <.25%	35	13.94%	20	7.97%

TDX Independence 2010	25% - <.50%	22	8.76%	4	1.59%
Exchange-Traded Fund
June 1, 2008 — May 31, 2009	.50% - <.75%	15	5.98%	9	3.59%

	.75% - <1.00%	9	3.59%	0	0.00%

	>= 1.00%	114	45.42%	23	9.16%

	Total	195	77.69%	56	22.31%

	0 - <.25%	28	11.16%	14	5.58%

TDX Independence 2020	.25% - <.50%	21	8.37%	14	5.58%
Exchange-Traded Fund
June 1, 2008 — May 31, 2009	.50% - <.75%	24	9.56%	2	0.80%

	.75% - <1.00%	17	6.77%	7	2.79%

	>= 1.00%	68	27.09%	56	22.31%

	Total	158	62.95%	93	37.05%

	0 - <.25%	26	10.36%	15	5.98%

TDX Independence 2030	.25% - <.50%	28	11.16%	6	2.39%
Exchange-Traded Fund
June 1, 2008 — May 31, 2009	.50% - <.75%	27	10.76%	8	3.19%

	75% - <1.00 .%	8	3.19%	10	3.98%

	>= 1.00%	81	32.27%	42	16.73%

	Total	170	67.73%	81	32.27%

	0 - <.25%	37	14.74%	17	6.77%

TDX Independence 2040	.25% - <.50%	25	9.96%	8	3.19%
Exchange-Traded Fund
June 1, 2008 — May 31, 2009	50% - <.75 .%	21	8.37%	4	1.59%

	.75% - <1.00%	8	3.19%	6	2.39%

	>= 1.00%	77	30.68%	48	19.12%

	Total	168	66.93%	83	33.07%

	0 - <.25%	31	12.35%	30	11.95%

TDX Independence In-Target	.25% - <.50%	18	7.17%	17	6.77%
Exchange-Traded Fund
June 1, 2008 — May 31, 2009	.50% - <.75%	27	10.76%	17	6.77%

	.75% - <1.00%	7	2.79%	11	4.38%

	>= 1.00%	46	18.33%	47	18.73%

	Total	129	51.39%	122	48.61%

* A basis point equals one-hundredth of one percent (0.01%).

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors:
R. Charles Tschampion	Director,	Since 2007	Director, Industry	5	Trustee and Member of
Age 63,	Chairman of		Relations, CFA		the Audit Committee,
25 Great Oak Drive	the Audit		Institute since 2005;		SPDR Select Sector
Short Hills, NJ 07078	Committee		Managing Director of		Trust; Trustee of Lehigh
	and Member		Investment Research		University; Director,
	of the		and Managing		Select High Yield
	Nominating		Director of Defined		Oversees Fund, LLC;
	Committee		Contribution Plans,		Director, Real Estate
			General Motors		Information Standards
			Asset Management		(REIS) Board.
Corporation from
1994 to 2005.

Ernest J. Scalberg	Director,	Since 2007	Associate Vice	5	Trustee and Member of
Age 64,	Member of		President for External		the Audit Committee,
176 Mal Paso Road	the Audit and		Programs and Dean		SPDR Select Sector
Carmel, CA 93923	Nominating		of the Fisher		Trust; Trustee, The
	Committees		Graduate School of		International University
			International Business,		in Geneva.
Monterey Institute of
International Studies
since 2001.

Michael G. Smith	Director,	Since 2007	Retired since 1999.	5	Director, Ivy Funds, Inc.;
Age 65,	Member of		Formerly, Managing		Director, Northwestern
614 Lenox	the Audit and		Director, Corporate		Mutual Series Fund, Inc.;
Glen Ellyn, IL 60137	Nominating		and Institutional		Executive Board
	Committees		Client Group, Central		Director, Cox Business
			Region, Merrill Lynch		School, Southern
			& Co., Inc.		Methodist University.

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Director/Officers:*
Jeffrey L. Feldman	Director and	Since 2007	Chief Executive	5	Director, XShares
Age 62,	Chairman of		Officer, XShares		Group, Inc.
420 Lexington Avenue	the Board		Group, Inc. since
New York, New York 10170			2006; Chief Executive
Officer, Wellspring
Biocapital LLC
(predecessor firm)
from 2004 to 2006.

David M. Kelley	President and	Since 2007	Chief Operating	N/A	N/A
Age 48,	Chief		Officer of TD
1 Harborside	Executive		AMERITRADE
Financial Center, Plaza 4A	Officer		Holding Corporation
Jersey City, NJ 07311			since 2008 and
Executive Vice
President since 2007;
Chief Information
Officer of TD
AMERITRADE
Holding Corporation
from 2006 to 2007;
Senior Vice President
of TD AMERITRADE
Holding Corporation
from 2006 to 2007;
Chief Technology
Officer, Corporate
Division, Merrill
Lynch & Co., Inc.
from 2002 to 2005.

David W. Jaffin	Chief	Since 2006	Chief Operating	N/A	N/A
Age 55,	Operating		Officer, XShares
420 Lexington Avenue	Officer		Group, Inc. since
New York, New York 10170			2006; Chief Financial
Officer, XShares
Advisors LLC since
2006; Secretary
and Treasurer,
HealthShares™ Inc.
from 2006 to 2009;
President, Technical
Coatings Laboratory
from 2000 to 2005.

TDX Independence Funds, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

James J. McCluskey	Secretary,	Since 2008	Chief Financial	N/A	N/A
Age 53,	Treasurer,		Officer, XShares
420 Lexington Avenue	Chief		Group, Inc.; SVP
New York, New York 10170	Financial		Finance and
	Officer and		Controller, XShares
	Controller		Advisors LLC since
2007; Interim CFO
and VP Finance and
Business Strategies,
Lincoln Financial
until 2006.

* Officers/Director of the Company are “interested persons” as defined in the 1940 Act.

The Fund’s SAI includes additional information about the Fund’s Directors and is available by calling 1-800-925-2870, or on the Company’s website at www.tdxindependencefunds.com.

TDX Independence Funds, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

     A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2008 on Form N-PX) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company’s website at www.tdxindependencefunds.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.tdxindependencefunds.com.

TAX INFORMATION

     Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

     The following distribution information is being provided as required by the Internal Revenue Code.

     Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended May 31, 2009.

FEDERAL AND STATE INCOME TAX

	Qualified Dividend Income*	Corporate Dividend Received Deduction*

Independence 2010 ETF	19%	13%
Independence 2020 ETF	50%	31%
Independence 2030 ETF	89%	57%
Independence 2040 ETF	100%	72%
Independence In-Target ETF	11%	7%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

This Page is Intentionally Left Blank

TDX Independence Funds, Inc.

     This material must be accompanied by a prospectus.

     An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing.

     There are risks involved with investing in exchange-traded funds (“ETFs”) including possible loss of money. TDX Independence ETFs are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

     Investments in small and medium capitalization companies may be subject to higher volatility than larger, more established companies.

     Investments in foreign securities will be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

     Investments in fixed income securities will be subject to certain risks as well. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Generally, fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

     There is no assurance that the investment process will consistently lead to successful investing. Diversification does not eliminate the risk of experiencing investment losses.

     The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

     For this and more complete information about the fund call 800.925.2870 or visit the website www.tdxindependencefunds.com for a prospectus. Please read the prospectus carefully before investing.

     TDX Independence ETFs are distributed by ALPS Distributors, Inc., member of FINRA, which is not affiliated with TDX Independence Funds, Inc. or any other affiliate.

     “Target Date” refers to a time in the future, generally a specified year, in which the investor expects to retire or otherwise require the use of the invested funds. Target date funds are generally more aggressive the further the target date is from the present, with an objective of capital appreciation. As the target date approaches, the fund’s objective will generally become more conservative, aiming to achieve a higher level of capital preservation.

     Investors should note that although target date funds aim to preserve capital as the target date approaches, there is no guarantee that the fund will achieve this objective.

TDX Independence Funds, Inc.

INVESTMENT ADVISOR
XShares Advisors LLC
420 Lexington Avenue
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISORS
Amerivest Investment Management, LLC
1005 North Ameritrade Place
Bellevue, NE 68005

Mellon Capital Management Corporation
50 Fremont Street
Suite 3900
San Francisco, CA 94105

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3. Audit Committee Financial Expert.

        R. Charles Tschampion is the designated financial expert on the Audit Committee of TDX Independence Funds, Inc. With respect to TDX Independence Funds, Inc., R. Charles Tschampion is not an “interested person” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services for the Registrant’s fiscal year ended May 31, 2009 and fiscal year ended May 31, 2008, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and examinations of securities conducted pursuant to rule 17f-2of the 1940 Act were $117,000 and $170,492, respectively.

(b) Audit-Related Fees. The aggregate fees billed for the Registrant’s fiscal year ended May 31, 2008 and fiscal year ended May 31, 2009, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees. Fees for tax services billed to the Registrant during the fiscal year ended May 31, 2009 and fiscal year ended May 31, 2008, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $33,000 and $42,138, respectively.

(d) All Other Fees. All other aggregate fees billed for the Registrant’s fiscal year ended May 31, 2008 and fiscal year ended May 31, 2009 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2) Zero percent (0%) of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Ernest J. Scalberg, Michael G. Smith and R. Charles Tschampion.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TDX Independence Funds, Inc.

By:	/s/ David M. Kelley

Name:	David M. Kelley
Title:	President and Chief Executive Officer
Date:	March 26, 2010

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Kelley

Name:	David M. Kelley
Title:	President and Chief Executive Officer
Date:	March 26, 2010

By:	/s/ James J. McCluskey

Name:	James J. McCluskey
Title:	Secretary, Treasurer, Chief Financial Officer and Controller
Date:	March 26, 2010